                                   [ESC LOGO]

To ESC Strategic Funds' Shareholders:

      Enclosed with this letter is a proxy ballot, a N-14 combined proxy statement/prospectus and related information concerning a special meeting of ESC Strategic Funds' shareholders.

      The purpose of this proxy package is to announce that a Shareholder Meet-ing for the ESC Strategic Funds has been scheduled for March 22, 2000. The pur-pose of the meeting is to submit the Agreement and Plan of Reorganization between the ESC Strategic Funds and the STI Classic Funds to the shareholders for a vote.

      The Directors of the ESC Strategic Funds unanimously approved the Agree-ment and Plan of Reorganization. In coming to this conclusion, the Directors considered a variety of factors including:

    . the compatibility of the funds' objectives and policies
    . the expense ratios of the combined fund family
    . the potential economies of scale to be gained by the merger
    . the advantages of increased investment opportunities for ESC Strategic
      Funds' shareholders; and
    . the fact that the merger will be free from Federal income taxes.

      The details of the proposed Agreement and Plan of Reorganization are set forth in the combined proxy statement/prospectus that accompanies this letter. We encourage you to read them thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

      If you and the other shareholders of your fund approve the proposed reor-ganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in an STI Classic Funds portfolio with similar objectives and policies. As a shareholder of an STI Classic Funds portfolio, you will enjoy access, through the exchange privi-lege, to a much larger family of funds, including types of funds that the ESC Strategic Funds currently do not offer. This will provide you with a convenient way to diversify your investments.

      Most shareholders cast their votes by filling out and signing the enclosed proxy card. You can also vote by telephone or by internet as described within this package. In order to conduct the Shareholder Meeting, a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE.

      We thank you for your continued confidence and support.

                                        Sincerely,

                                        /s/ W. Howard Cammack, Jr.

                                        W. Howard Cammack, Jr.
                                        Director

                      IMPORTANT PROXY INFORMATION ENCLOSED
                          -IMMEDIATE ACTION REQUIRED-

                              QUESTIONS & ANSWERS
                                    FOR THE
                              ESC STRATEGIC FUNDS
                              SHAREHOLDER MEETING

Q. Why is the Board of Directors proposing to reorganize the ESC Strategic Funds and the STI Classic Funds?

A. After conducting due diligence regarding a reorganization transaction between the STI Classic Funds and the ESC Strategic Funds, the Board of Directors voted to approve the transaction. Before approving the integration of the ESC Strategic Funds into the STI Classic Funds, the ESC Strategic Funds' Board of Directors evaluated the expanded range of investment alternatives that would be available to shareholders, the opportunities for increased economies of scale, and the potential for improved shareholder service. After careful consideration, they determined that the Agreement and Plan of Reorganization is in the best interests of the ESC Strategic Funds shareholders. Through this proxy, they are submitting the proposal for reorganization to you - the ESC Strategic Funds shareholders - for a vote.

Q.    How will this affect me as an ESC Strategic Funds' shareholder?

A. You will become a shareholder of STI Classic Funds with similar investment objectives and policies as the ESC Strategic Funds you currently hold. As an STI Classic Fund shareholder, you will have access to the wider array of fund portfolios offered by the STI Classic family of funds.

      The reorganization provides for the transfer of all of the assets of each of the ESC Strategic Funds into its corresponding STI Classic Fund in exchange for shares of the STI Classic Fund. There are NO SALES CHARGES on this transaction. Each ESC Strategic Funds shareholder will receive shares of STI Classic Funds equal in value to their ESC Strate-gic Funds shares. In certain cases, the NAV of your fund may change. However, in these cases the number of shares that you own will be adjusted so that there will be NO CHANGE in the market value of your account as a result of the merger.

Q.    Will the reorganization result in any taxes?

A. Neither the ESC Strategic Funds nor their shareholders will incur any Federal income tax as a result of the reorganizations.

Q.    What Fund(s) will I hold following the reorganizations?

A. ESC Strategic Funds shareholders will receive shares of the following corresponding STI Classic Funds. Please refer to the enclosed STI Classic Funds' prospectus for more details. Listed below are the ESC Strategic Funds and the corresponding STI Classic Funds:

     ESC Strategic Funds                    STI Classic Funds
    --------------------------------------------------------------------------
     ESC Strategic Small Cap                STI Classic Small Cap Growth Stock
       Class A                              Investor Class
       Class D                              Flex Class
     ESC Strategic Small Cap II             STI Classic Small Cap Growth Stock
       Class A                              Investor Class
       Class D                              Flex Class
     ESC Strategic International Equity     STI Classic International Equity
       Class A                              Investor Class
       Class D                              Flex Class
     ESC Strategic Appreciation             STI Classic Growth and Income
       Class A                              Investor Class
       Class D                              Flex Class
     ESC Strategic Income                   STI Classic High Income
       Class A                              Flex Class
       Class D                              Flex Class
    --------------------------------------------------------------------------

Q. How does the ESC Strategic Funds' Board of Directors recommend that I vote?

A. After careful consideration, the ESC Strategic Funds' Directors unanimously recommend that you vote "FOR" the proposed reorganizations. The Board also wishes to remind you to vote and return ALL the proxy ballot cards you receive. This means that if you receive multiple proxies and ballot cards because you are invested in more than one of the ESC Strategic Funds, please fill out and return each and every ballot card you receive.

Q.   Who should I call with questions about this proxy?

A. If you have any questions regarding this proxy, please contact your Financial Consultant, or the ESC Strategic Funds directly at 1-800-261-FUND (3863).

                  PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                            YOUR VOTE IS IMPORTANT!

                           ESC STRATEGIC FUNDS, INC.
                               3435 Stelzer Road
                              Columbus, OH 43219

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         To be held on March 22, 2000

      Notice is hereby given that a Special Meeting of Shareholders of the ESC Strategic Funds, Inc. (the "Corporation"), with respect to its five series (each an "ESC Strategic Fund" and collectively, the "ESC Strategic Funds"), will be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Colum-bus, Ohio 43219, on March 22, 2000 at 3:00 p.m. (Eastern Time) for the pur-poses of considering the proposals set forth below. Collectively, the propos-als, if approved, will result in the transfer of the assets and certain stated liabilities of each ESC Strategic Fund to a corresponding series of the STI Classic Funds (the "Trust") in return for shares of such series (each an "STI Classic Fund") (the "Reorganization").

   Proposal 1:  Approval of the Agreement and Plan of Reorganization (the
                "Reorganization Agreement") as it relates to (i) the trans-fer of all of the assets and certain stated liabilities of the ESC Strategic Small Cap Fund to the STI Classic Small Cap Growth Stock Fund, in exchange for shares of the STI Classic Fund; (ii) the distribution of the STI Classic Fund's shares so received to shareholders of the correspond-ing ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

   Proposal 2:  Approval of the Reorganization Agreement as it relates to
                (i) the transfer of all of the assets and certain stated liabilities of the ESC Strategic Small Cap II Fund to the STI Classic Small Cap Growth Stock Fund, in exchange for shares of the STI Classic Fund; (ii) the distribution of the STI Classic Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

   Proposal 3:  Approval of the Reorganization Agreement as it relates to
                (i) the transfer of all of the assets and certain stated liabilities of the ESC Strategic International Equity Fund to the STI Classic International Equity Fund, in exchange for shares of the STI Classic Fund; (ii) the distribution of the STI Classic Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and (iii) the termina-tion under state law of the ESC Strategic Fund.

   Proposal 4:  Approval of the Reorganization Agreement as it relates to
                (i) the transfer of all of the assets and certain stated liabilities of the ESC Strategic Appreciation Fund to the STI Classic Growth and Income Fund in exchange for shares of the STI Classic Fund; (ii) the distribution of the STI Clas-sic Fund's shares so received to shareholders of the corre-sponding ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

   Proposal 5:  Approval of the Reorganization Agreement as it relates to
                (i) the transfer of all of the assets and certain stated liabilities of the ESC Strategic

              Income Fund to the STI Classic High Income Fund, in exchange for shares of the STI Classic Fund; (ii) the distribution of the STI Classic Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

   Proposal 6: The transaction of such other business as may properly be brought before the meeting.

     Shareholders of record as of the close of business on January 18, 2000 are entitled to notice of, and to vote at this meeting, or any adjournment of this meeting. Shareholders of the respective ESC Strategic Funds will vote separately, and the proposed Reorganization will be effected as to a particu-lar ESC Strategic Fund only if that Fund's shareholders approve the proposal.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANY-ING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF ESC STRA-TEGIC FUNDS, INC. YOU MAY EXECUTE THE PROXY CARD IN ONE OF THE THREE METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXE-CUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

R. Jeffrey Young
President

January 24, 2000

                          PROXY STATEMENT/PROSPECTUS

                            Dated January 24, 2000

            Relating to the acquisition of the assets of series of

                           ESC STRATEGIC FUNDS, INC.
                               3435 Stelzer Road
                              Columbus, OH 43219
                             1-800-261-FUND (3863)

              by and in exchange for shares of certain series of

                               STI CLASSIC FUNDS
                                2 Oliver Street
                               Boston, MA 02109
                                1-800-874-4770

      This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of ESC Strategic Funds, Inc. (the "Corporation") in connection with the Special Meeting of Shareholders (the "Meeting") of each series of the Corporation (the ESC Strategic Small Cap Fund, ESC Strategic Small Cap II Fund, ESC Strategic International Equity Fund, ESC Strategic Appreciation Fund, and ESC Strategic Income Fund) (each an "ESC Strategic Fund" and collectively, the "ESC Strategic Funds"), to be held on March 22, 2000 at 3:00 p.m. (Eastern Time) at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. At the meeting, sharehold-ers of each ESC Strategic Fund, voting separately, will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Reorganiza-tion Agreement"), by and between the Corporation and STI Classic Funds (the "Trust") on behalf of three of its existing series (the STI Classic Small Cap Growth Stock Fund, STI Classic International Equity Fund and STI Classic Growth and Income Fund) (collectively, the "Existing STI Classic Funds") and one new series, the STI Classic High Income Fund (the "New STI Classic Fund" and, with the Existing STI Classic Funds, the "STI Classic Funds"). The Corpo-ration and the Trust are referred to collectively as the "Companies" and the participating series of the Companies are referred to collectively as the "Funds." A copy of the Reorganization Agreement is attached as Exhibit A.

   Proposal 1:  Approval of the Reorganization Agreement as it relates to
                (i) the transfer of all of the assets and certain stated liabilities of the ESC Strategic Small Cap Fund to the STI Classic Small Cap Growth Stock Fund, in exchange for shares of that STI Classic Fund; (ii) the distribution of the STI Classic Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

   Proposal 2:  Approval of the Reorganization Agreement as it relates to
                (i) the transfer of all of the assets and certain stated liabilities of the ESC Strategic Small Cap II Fund to the STI Classic Small Cap Growth Stock Fund, in
              exchange for shares of that STI Classic Fund; (ii) the distri-bution of the STI Classic Fund's shares so received to share-holders of the corresponding ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

   Proposal 3: Approval of the Reorganization Agreement as it relates to (i)
               the transfer of all of the assets and certain stated liabili-ties of the ESC Strategic International Equity Fund to the STI Classic International Equity Fund, in exchange for shares of that STI Classic Fund; (ii) the distribution of the STI Clas-sic Fund's shares so received to shareholders of the corre-sponding ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

   Proposal 4: Approval of the Reorganization Agreement as it relates to (i)
               the transfer of all of the assets and certain stated liabili-ties of the ESC Strategic Appreciation Fund to the STI Classic Growth and Income Fund in exchange for shares of that STI Classic Fund; (ii) the distribution of the STI Classic Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

   Proposal 5: Approval of the Reorganization Agreement as it relates to (i)
               the transfer of all of the assets and certain stated liabili-ties of the ESC Strategic Income Fund to the STI Classic High Income Fund, in exchange for shares of that STI Classic Fund;
               (ii) the distribution of the STI Classic Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

   Proposal 6: The transaction of such other business as may properly be brought before the meeting.

     The Reorganization Agreement provides that each ESC Strategic Fund will transfer all of its assets and certain stated liabilities to the corresponding STI Classic Fund listed opposite its name in the following chart:

-------------------------------------------------------------------------------

ESC Strategic Fund
(Selling Fund)             STI Classic Fund (Acquiring Fund)
------------------------------------------------------------
Small Cap Fund             Small Cap Growth Stock Fund
------------------------------------------------------------
Small Cap II Fund          Small Cap Growth Stock Fund
------------------------------------------------------------
International Equity Fund  International Equity Fund
------------------------------------------------------------
Appreciation Fund          Growth and Income Fund
------------------------------------------------------------
Income Fund                High Income Fund/1/
------------------------------------------------------------

     In exchange for the transfers of these assets and liabilities, each STI Classic Fund will simultaneously issue shares to the corresponding ESC Strate-gic Funds as listed above, in an amount equal in value to the net asset value of the ESC Strategic Funds' shares. These transfers are expected to occur in two steps, on or about March 27, and March 28, 2000 (each an "Effective Time" and collectively, the "Effec-tive Times").

      Immediately after the transfer of the ESC Strategic Funds' assets and liabilities, the ESC Strategic Funds will make a liquidating distribution to their shareholders of the STI Classic Funds' shares received, so that a holder of shares in an ESC Strategic Fund at the applicable Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding STI Classic Fund with the same aggregate value as the share-holder had in the ESC Strategic Fund immediately before the Reorganization. At the applicable Effective Time of the Reorganization, shareholders of each ESC Strategic Fund will become shareholders of the corresponding STI Classic Fund. Following the completion of the Reorganization, the ESC Strategic Funds will be terminated under state law.

      Each ESC Strategic Fund offers two classes of shares (Class A and Class
D) and each participating STI Classic Fund offers up to three classes of shares (Investor Shares, Flex Shares and Trust Shares/2/). Holders of Class A shares of each ESC Strategic Fund, with the exception of the ESC Strategic Income Fund, will receive an amount of Investor Shares of the corresponding STI Classic Fund equal in value to their ESC Strategic Fund shares. Holders of Class D shares of the ESC Strategic Funds and holders of Class A shares of the ESC Strategic Income Fund will receive an amount of Flex Shares of the corre-sponding STI Classic Fund equal in value to their ESC Strategic Fund shares. Holders of Class A shares and Class D shares, respectively, of the ESC Strate-gic Small Cap Fund and the ESC Strategic Small Cap II Fund will receive an amount of Investor Shares and Flex Shares, respectively, of the STI Classic Small Cap Growth Stock Fund equal in value to their ESC Strategic Fund shares.

      Each Company is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). STI Capital Manage-ment, N.A. ("STI Capital") and Trusco Capital Management, Inc. ("Trusco") are the investment advisers to the STI Classic Funds (individually an "Adviser" and collectively, the "Advisers") and are each indirect wholly-owned subsidi-aries of SunTrust Banks, Inc., a Georgia corporation and a bank holding com-pany ("SunTrust"). Trusco is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). STI Capital is a bank and is, therefore, not required to register as an investment adviser by virtue of Section 202(a)(11)(A) of the Advisers Act. SEI Investments Distribution Co. ("SEI Distributors") is the principal underwriter of the STI Classic Funds and SEI Investments Mutual Funds Services serves as administrator to the STI Clas-sic Funds.

      SunTrust Equitable Securities ("STES"), a wholly-owned subsidiary of SunTrust, and a registered investment adviser, is the investment adviser to the ESC Strategic Funds. Equitable Asset Management, Inc., an affiliate of STES, is the sub-adviser to both the ESC Strategic Small

-------------------------------------------------------------------------------
/1/The STI Classic High Income Fund is a newly created series of the Trust.

/2/Trust Shares of the participating STI Classic Funds are not involved in the Reorganization. The STI Classic High Income Fund will not initially offer Investor Shares or Trust Shares.

Cap Fund and the ESC Strategic Small Cap II Fund. Westcap Investors, LLC, Brandes Investment Partners, L.P. and Atlantic Capital Management, LLC are each a sub-adviser for the ESC Strategic Appreciation Fund. Murray Johnstone International Limited is the sub-adviser and is primarily responsible for the daily management of the ESC Strategic International Equity Fund. Cincinnati Asset Management, Inc. is the sub-adviser and is responsible for the daily management of the ESC Strategic Income Fund. BISYS Fund Services ("BISYS") serves as the ESC Funds' distributor and administrator.

      This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the ESC Strategic Funds should know before vot-ing on the Reorganization, and should be retained for future reference. Cer-tain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated January 24, 2000, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the ESC Strategic Funds and the STI Classic Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free 1-800-874-4770.

      For a more detailed discussion of the investment objectives, policies, risks and restrictions of the ESC Strategic Funds, see the prospectus con-tained in the registration statement for the ESC Strategic Funds, dated July 30, 1999, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A Statement of Additional Information for the ESC Strategic Funds dated July 29, 1999, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus and Statement of Additional Information for the ESC Strate-gic Funds are available upon request and without charge by calling 1-800-261-FUND (3863).

      For a more detailed discussion of the investment objectives, policies, risks and restrictions of the participating STI Classic Funds, see the regis-tration statement or prospectus relating to the Existing STI Classic Funds and the New STI Classic Fund, which has been filed with the SEC and is incorpo-rated by reference into this Proxy Statement/Prospectus. Copies of the pro-spectuses for the STI Classic Funds accompany this Proxy Statement/Prospectus. Statements of Additional Information for the Existing STI Classic Funds dated October 1, 1999, and for the New STI Classic Fund dated January 24, 2000, have been filed with the SEC, and are incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-874-4770.

      This Proxy Statement/Prospectus constitutes the proxy statement of ESC Strategic Funds for the Meeting and is expected to be sent to shareholders on or about January 28, 2000.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

                               TABLE OF CONTENTS

                                                                        Page
                                                                      ---------
Synopsis............................................................      6
   The Reorganization...............................................      6
   The Funds........................................................      7
   Fees and Expenses................................................      7
   Investment Objectives, Policies and Restrictions.................     21
   The Funds' Purchase, Exchange and Redemption Procedures..........     25
Risks...............................................................     28
Information Relating to the Reorganization..........................     31
   Description of the Reorganization................................     31
   Federal Income Taxes.............................................     33
   Capitalization...................................................     33
Reasons for the Reorganization......................................     35
Shareholder Rights..................................................     35
Information About the STI Classic Funds and ESC Strategic Funds.....     38
Voting Matters......................................................     40
Other Business......................................................     44
Shareholder Inquiries...............................................     45
Form of Agreement and Plan of Reorganization........................  Exhibit A
Management's Discussion of Fund Performance.........................  Exhibit B

                                   SYNOPSIS

      This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each ESC Strategic Fund with those of its corresponding STI Classic Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

The Reorganization

      Background. Pursuant to the Reorganization Agreement (attached hereto as Exhibit A), each of the ESC Strategic Funds will transfer all of its assets and certain stated liabilities to its corresponding STI Classic Fund in exchange solely for shares of that STI Classic Fund. Each of the ESC Strategic Funds will distribute the STI Classic Fund shares that it receives to its shareholders in liquidation. Each of the ESC Strategic Funds will then be ter-minated under state law. The result of the Reorganization is that shareholders of each ESC Strategic Fund will become shareholders of the corresponding STI Classic Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions.

      The Board of Directors of the Corporation, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each of the ESC Strategic Funds and their shareholders, and that the inter-ests of existing shareholders in the ESC Strategic Funds would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Directors of the Corporation recommends that you vote for approval of the Reorganization.

      Tax Consequences. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the ESC Strategic Funds will not recognize gain or loss in the transaction. Nevertheless, the sale of securities by the ESC Stra-tegic Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.

      Special Considerations and Risk Factors. Although the investment objec-tives and policies of the participating STI Classic Funds and the correspond-ing ESC Strategic Funds are generally similar, there are certain differences, especially for the ESC Strategic Funds that are combining with an Existing STI Classic Fund. Therefore, an investment in an STI Classic Fund may involve investment risks that are, in some respects, different from those of its cor-responding ESC Strategic Fund. For a more complete discussion of the risks associated with the respective Funds, see "RISKS," below.

The Funds

      Business of the Funds. The Corporation is an open-end management invest-ment company, which offers redeemable shares in different series. It was orga-nized as a Maryland corporation on November 24, 1993. The ESC Strategic Funds offer two classes of shares, Class A and Class D shares. The two classes dif-fer with respect to distribution and shareholder servicing costs and front-end sales charges, as set forth in the ESC Strategic Funds' prospectus.

      The Trust is an open-end, management investment company, which offers redeemable shares in different series of investment portfolios. It was orga-nized as a Massachusetts business trust on January 15, 1992. The participating STI Classic Funds offer three classes of shares, Trust Shares, Investor Shares, and Flex Shares, although Trust Shares are not involved in the Reorga-nization. The classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and con-tingent deferred sales charges, as set forth in the STI Classic Funds' pro-spectuses.

Fees and Expenses

      The following comparative fee tables show the fees and expenses you must pay if you buy and hold shares of each Existing STI Classic Fund and its cor-responding ESC Strategic Fund. The Pro forma tables show the fees you would pay if the Reorganization is approved. Both sets of tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any.

      If the Reorganization is approved, Total Expenses before waivers will increase for all shareholders of the ESC Strategic Small Cap Fund and Class D shareholders of the ESC Strategic Small Cap II Fund by the following percent-ages: ESC Strategic Small Cap Fund, Class A (0.11%) and Class D (0.90%); and ESC Strategic Small Cap II Fund, Class D (0.42%). However, Total Expenses after waivers will decrease for shareholders of each ESC Strategic Fund by the following percentages: ESC Strategic Small Cap Fund, Class A (0.24%) and Class D (0.04%); ESC Strategic Small Cap II Fund, Class A (0.45%) and Class D (0.25%); ESC Strategic International Equity Fund, Class A (0.67%) and Class D (0.47%); ESC Strategic Appreciation Fund, Class A (0.79%) and Class D (0.54%); and ESC Strategic Income Fund, Class A (0.60%) and Class D (0.90%).

    ESC STRATEGIC SMALL CAP FUND - STI CLASSIC SMALL CAP GROWTH STOCK FUND

                        Comparison of Shareholder Fees

----------------------------------------------------------------------------------
                         Maximum Sales Charge (Load)
                         Imposed on Purchase (as a   Maximum Deferred Sales Charge
                         percentage of offering      (Load) (as a percentage of
FUND                     price)                      net asset value)
----------------------------------------------------------------------------------
ESC Strategic Small Cap             4.50%                        None
Fund (Class A)
STI Classic Small Cap               3.75%                        None
Growth Stock Fund
(Investor Shares)

                         Maximum Sales Charge (Load)
                         Imposed on Purchase (as a   Maximum Deferred Sales Charge
                         percentage of offering      (Load) (as a percentage of
FUND                     price)                      net asset value)
----------------------------------------------------------------------------------
ESC Strategic Small Cap             1.50%                         None
Fund (Class D)
STI Classic Small Cap                None                        2.00%*
Growth Stock Fund (Flex
Shares)
----------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Classic Funds purchased following the Effective Times of the Reorganization.

                    Comparison of Annual Operating Expenses
                    (as a percentage of average net assets)

----------------------------------------------------------------------------
                         Investment    Distribution Other    Total Operating
FUND                     Advisory Fees (12b-1) Fees Expenses Expenses
----------------------------------------------------------------------------
ESC Strategic Small Cap      1.00%        0.25%      0.54%        1.79%
Fund (Class A)*
STI Classic Small Cap        1.15%        0.50%      0.25%        1.90%
Growth Stock Fund
(Investor Shares)+
ESC Strategic Small Cap      1.00%        0.75%      0.54%        2.29%
Fund (Class D)*
STI Classic Small Cap        1.15%        1.00%      1.04%        3.19%
Growth Stock Fund (Flex
Shares)+
----------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reim-burse the ESC Strategic Small Cap Fund to limit Net Annual Operating Expenses to 2.00% for Class A and 2.50% for Class D, until March 31, 2000.

+ The table shows the highest expenses that could be currently charged to the STI Classic Small Cap Growth Stock Fund. Actual expenses are lower because Trusco and SEI Distributors are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.86%, 0.44% and 1.55%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.86%, 0.35% and 2.25%, respectively. Trusco and SEI Distributors could discontinue these voluntary waivers at any time.

                          Pro forma Shareholder Fees

----------------------------------------------------------------------------------
                         Maximum Sales Charge (Load)
                         Imposed on Purchase (as a   Maximum Deferred Sales Charge
                         percentage of offering      (Load) (as a percentage of
FUND                     price)                      net asset value)
----------------------------------------------------------------------------------
STI Classic Small Cap               3.75%                         None
Growth Stock Fund
(Investor Shares)
STI Classic Small Cap                None                        2.00%
Growth Stock Fund (Flex
Shares)
----------------------------------------------------------------------------------

                     Pro forma Annual Operating Expenses+
                    (as a percentage of average net assets)

--------------------------------------------------------------------------
                       Investment    Distribution Other    Total Operating
FUND                   Advisory Fees (12b-1) Fees Expenses Expenses
--------------------------------------------------------------------------
STI Classic Small Cap      1.15%        0.50%      0.25%        1.90%
Growth Stock Fund
(Investor Shares)
STI Classic Small Cap      1.15%        1.00%      1.04%        3.19%
Growth Stock Fund
(Flex Shares)
--------------------------------------------------------------------------

+ The table shows the highest expenses that could be currently charged to the STI Classic Small Cap Growth Stock Fund, following the Reorganization. Actual expenses will be lower because Trusco and SEI Distributors will con-tinue to voluntarily waive a portion of their fees. Actual Investment Advi-sory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be 0.86%, 0.44% and 1.55%, respectively. Actual Investment Advi-sory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be 0.86%, 0.95% and 2.25%, respectively. Trusco and SEI Distributors could discontinue these voluntary waivers at any time.

Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

------------------------------------------------------------------------
FUND                                     1 year 3 years 5 years 10 years
------------------------------------------------------------------------
ESC Strategic Small Cap Fund              $624   $988   $1,376   $2,461
(Class A)
STI Classic Small Cap Growth Stock Fund   $561   $950   $1,363   $2,514
(Investor Shares)
ESC Strategic Small Cap Fund              $379   $855   $1,357   $2,736
(Class D)
STI Classic Small Cap Growth Stock Fund   $522   $983   $1,669   $3,494
(Flex Shares)
------------------------------------------------------------------------

Pro forma Example

------------------------------------------------------------------------
FUND                                     1 year 3 years 5 years 10 years
------------------------------------------------------------------------
STI Classic Small Cap Growth Stock Fund   $561   $950   $1,363   $2,514
(Investor Shares)
STI Classic Small Cap Growth Stock Fund   $522   $983   $1,669   $3,494
(Flex Shares)
------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

   ESC STRATEGIC SMALL CAP II FUND - STI CLASSIC SMALL CAP GROWTH STOCK FUND

                        Comparison of Shareholder Fees

----------------------------------------------------------------------------------
                         Maximum Sales Charge (Load)
                         Imposed on Purchase (as a   Maximum Deferred Sales Charge
                         percentage of offering      (Load) (as a percentage of
FUND                     price)                      net asset value)
----------------------------------------------------------------------------------
ESC Strategic Small Cap             4.50%                         None
II Fund (Class A)
STI Classic Small Cap               3.75%                         None
Growth Stock Fund
(Investor Shares)
ESC Strategic Small Cap             1.50%                         None
II Fund (Class D)
STI Classic Small Cap                None                        2.00%*
Growth Stock Fund (Flex
Shares)
----------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Classic Funds purchased following the Effective Times of the Reorganization.

                    Comparison of Annual Operating Expenses
                    (as a percentage of average net assets)

-------------------------------------------------------------------------------
                            Investment    Distribution Other    Total Operating
FUND                        Advisory Fees (12b-1) Fees Expenses Expenses
-------------------------------------------------------------------------------
ESC Strategic Small Cap II      1.25%        0.25%      0.77%        2.27%
Fund (Class A)*
STI Classic Small Cap           1.15%        0.50%      0.25%        1.90%
Growth Stock Fund
(Investor Shares)+
ESC Strategic Small Cap II      1.25%        0.75%      0.77%        2.77%
Fund (Class D)*
STI Classic Small Cap           1.15%        1.00%      1.04%        3.19%
Growth Stock Fund (Flex
Shares)+
-------------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reim-burse the ESC Strategic Small Cap II Fund to limit Net Annual Operating Expenses to 2.00% for Class A and 2.50% for Class D, until March 31, 2000.

+ The table shows the highest expenses that could be currently charged to the STI Classic Small Cap Growth Stock Fund. Actual expenses are lower because Trusco and SEI Distributors are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.86%, 0.44% and 1.55%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.86%, 0.35% and 2.25%, respectively. Trusco and SEI Distributors could discontinue these voluntary waivers at any time.

                          Pro forma Shareholder Fees

----------------------------------------------------------------------------------
                         Maximum Sales Charge (Load)
                         Imposed on Purchase (as a   Maximum Deferred Sales Charge
                         percentage of offering      (Load) (as a percentage of
FUND                     price)                      net asset value)
----------------------------------------------------------------------------------
STI Classic Small Cap               3.75%                         None
Growth Stock Fund
(Investor Shares)
STI Classic Small Cap                None                        2.00%
Growth Stock Fund (Flex
Shares)
----------------------------------------------------------------------------------

                      Pro forma Annual Operating Expenses
                   (as a percentage of average net assets)+

--------------------------------------------------------------------------
                       Investment    Distribution Other    Total Operating
FUND                   Advisory Fees (12b-1) Fees Expenses Expenses
--------------------------------------------------------------------------
STI Classic Small Cap      1.15%        0.50%      0.25%        1.90%
Growth Stock Fund
(Investor Shares)
STI Classic Small Cap      1.15%        1.00%      1.04%        3.19%
Growth Stock Fund
(Flex Shares)
--------------------------------------------------------------------------

+ The table shows the highest expenses that could be currently charged to the STI Classic Small Cap Growth Stock Fund, following the Reorganization. Actual expenses will be lower because Trusco and SEI Distributors will con-tinue to voluntarily waive a portion of their fees. Actual Investment Advi-sory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be 0.86%, 0.44% and 1.55%, respectively. Actual Investment Advi-sory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be 0.86%, 0.35% and 2.25%, respectively. Trusco and SEI Distributors could discontinue these voluntary waivers at any time.

Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

------------------------------------------------------------------------
FUND                                     1 year 3 years 5 years 10 years
------------------------------------------------------------------------
ESC Strategic Small Cap II Fund           $644  $1,103  $1,587   $2,918
(Class A)
STI Classic Small Cap Growth Stock Fund   $561    $950  $1,363   $2,514
(Investor Shares)
ESC Strategic Small Cap II Fund           $399    $971  $1,569   $3,184
(Class D)
STI Classic Small Cap Growth Stock        $522    $983  $1,669   $3,494
(Flex Shares)
------------------------------------------------------------------------

Pro forma Example

------------------------------------------------------------------------
FUND                                     1 year 3 years 5 years 10 years
------------------------------------------------------------------------
STI Classic Small Cap Growth Stock Fund   $561   $950   $1,363   $2,514
(Investor Shares)
STI Classic Small Cap Growth Stock Fund   $522   $983   $1,669   $3,494
(Flex Shares)
------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

  ESC STRATEGIC INTERNATIONAL EQUITY FUND - STI CLASSIC INTERNATIONAL EQUITY
                                     FUND

                        Comparison of Shareholder Fees

---------------------------------------------------------------------------------
                        Maximum Sales Charge (Load)
                        Imposed on Purchase (as a   Maximum Deferred Sales Charge
                        percentage of offering      (Load) (as a percentage of
FUND                    price)                      net asset value)
---------------------------------------------------------------------------------
ESC Strategic                      4.50%                         None
International Equity
Fund (Class A)
STI Classic                        3.75%                         None
International Equity
Fund (Investor Shares)
ESC Strategic                      1.50%                         None
International Equity
Fund (Class D)
STI Classic                         None                        2.00%*
International Equity
(Flex Shares)
---------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Classic Funds purchased following the Effective Times of the Reorganization.

                    Comparison of Annual Operating Expenses
                    (as a percentage of average net assets)

-------------------------------------------------------------------------------
                            Investment    Distribution Other    Total Operating
FUND                        Advisory Fees (12b-1) Fees Expenses Expenses
-------------------------------------------------------------------------------
ESC Strategic                   1.00%        0.25%      1.30%        2.55%
International Equity Fund
(Class A)*
STI Classic International       1.25%        0.33%      0.35%        1.93%
Equity Fund (Investor
Shares)+
ESC Strategic                   1.00%        0.75%      1.30%        3.05%
International Equity Fund
(Class D)*
STI Classic International       1.25%        1.00%      0.59%        2.84%
Equity Fund (Flex Shares)+
-------------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reim-burse the ESC International Equity Fund to limit Net Annual Operating Expenses to 2.50% for Class A and 3.00% for Class D, until March 31, 2000.

+ The table shows the highest expenses that could be currently charged to the STI Classic International Equity Fund. Actual expenses are lower because STI Capital and SEI Distributors are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 1.20%, 0.28% and 1.83%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.20%, 0.74% and 2.53%, respectively. STI Capi-tal and SEI Distributors could discontinue these voluntary waivers at any time.

                          Pro forma Shareholder Fees

---------------------------------------------------------------------------------
                        Maximum Sales Charge (Load)
                        Imposed on Purchase (as a   Maximum Deferred Sales Charge
                        percentage of offering      (Load) (as a percentage of
FUND                    price)                      net asset value)
---------------------------------------------------------------------------------
STI Classic                        3.75%                        None
International Equity
Fund (Investor Shares)
STI Classic                        None                         2.00%
International Equity
Fund (Flex Shares)
---------------------------------------------------------------------------------

                     Pro forma Annual Operating Expenses+
                    (as a percentage of average net assets)

------------------------------------------------------------------------------
                           Investment    Distribution Other    Total Operating
FUND                       Advisory Fees (12b-1) Fees Expenses Expenses
------------------------------------------------------------------------------
STI Classic International      1.25%        0.33%      0.35%        1.93%
Equity Fund (Investor
Shares)
STI Classic International      1.25%        1.00%      0.59%        2.84%
Equity Fund (Flex Shares)
------------------------------------------------------------------------------

+ The table shows the highest expenses that could be currently charged to the STI Classic International Equity Fund, following the Reorganization. Actual expenses will be lower because STI Capital and SEI Distributors will con-tinue to voluntarily waive a portion of their fees. Actual Investment Advi-sory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be 1.20%, 0.28% and 1.83%, respectively. Actual Investment Advi-sory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be 1.20%, 0.74% and 2.53%, respectively. STI Capital and SEI Distribu-tors could discontinue these voluntary waivers at any time.

Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------
FUND                                            1 year 3 years 5 years 10 years
-------------------------------------------------------------------------------
ESC Strategic International Equity Fund (Class   $692  $1,203  $1,740   $3,202
A)
STI Classic International Equity Fund            $564    $958  $1,378   $2,544
(Investor Shares)
ESC Strategic International Equity Fund (Class   $448  $1,073  $1,723   $3,461
D)
STI Classic International Equity Fund            $487    $880  $1,499   $3,166
(Flex Shares)
-------------------------------------------------------------------------------

Pro forma Example

----------------------------------------------------------------------
FUND                                   1 year 3 years 5 years 10 years
----------------------------------------------------------------------
STI Classic International Equity Fund   $564   $958   $1,378   $2,544
(Investor Shares)
STI Classic International Equity Fund   $487   $880   $1,499   $3,166
(Flex Shares)
----------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

     ESC STRATEGIC APPRECIATION FUND - STI CLASSIC GROWTH AND INCOME FUND

                        Comparison of Shareholder Fees

-----------------------------------------------------------------------------------
                          Maximum Sales Charge (Load)
                          Imposed on Purchase (as a   Maximum Deferred Sales Charge
                          percentage of offering      (Load) (as a percentage of
FUND                      price)                      net asset value)
-----------------------------------------------------------------------------------
ESC Strategic                        4.50%                        None
Appreciation Fund (Class
A)
STI Classic Growth and               3.75%                        None
Income Fund (Investor
Shares)
ESC Strategic                        1.50%                        None
Appreciation Fund (Class
D)
STI Classic Growth and               None                         2.00%*
Income Fund
(Flex Shares)
-----------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Classic Funds purchased following the Effective Times of the Reorganization.

                    Comparison of Annual Operating Expenses
                    (as a percentage of average net assets)

-------------------------------------------------------------------------------
                            Investment    Distribution Other    Total Operating
FUND                        Advisory Fees (12b-1) Fees Expenses Expenses
-------------------------------------------------------------------------------
ESC Strategic Appreciation      1.00%        0.25%      0.72%        1.97%
Fund (Class A)*
STI Classic Growth and          0.90%        0.25%      0.20%        1.35%
Income Fund (Investor
Shares)+
ESC Strategic Appreciation      1.00%        0.75%      0.72%        2.47%
Fund (Class D)*
STI Classic Growth and          0.90%        1.00%      0.22%        2.12%
Income Fund (Flex Shares)+
-------------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reimburse the ESC Strategic Appreciation Fund to limit Net Annual Operating Expenses to 2.00% for Class A and 2.50% for Class D, until March 31, 2000.

+ The table shows the highest expenses that could be currently charged to the STI Classic Growth and Income Fund. Actual expenses are lower because Trusco and SEI Distributors are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.90%, 0.08% and 1.18%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.90%, 0.81% and 1.93%, respectively. Trusco and SEI Distributors could discontinue these voluntary waivers at any time. Net waiver fees for the STI Classic Growth and Income Fund have been restated to reflect anticipated fees for the fiscal year ending May 31, 2000.

                           Pro forma Shareholder Fees

---------------------------------------------------------------------------------
                        Maximum Sales Charge (Load)
                        Imposed on Purchase (as a   Maximum Deferred Sales Charge
                        percentage of offering      (Load) (as a percentage of
FUND                    price)                      net asset value)
---------------------------------------------------------------------------------
STI Classic Growth and             3.75%                        None
Income Fund (Investor
Shares)
STI Classic Growth and             None                         2.00%
Income Fund
(Flex Shares)
---------------------------------------------------------------------------------

                     Pro forma Annual Operating Expenses+
                    (as a percentage of average net assets)

------------------------------------------------------------------------------
                           Investment    Distribution Other    Total Operating
FUND                       Advisory Fees (12b-1) Fees Expenses Expenses
------------------------------------------------------------------------------
STI Classic Growth and         0.90%        0.25%      0.20%        1.35%
Income Fund (Investor
Shares)
STI Classic Growth and         0.90%        1.00%      0.22%        2.12%
Income Fund (Flex Shares)
------------------------------------------------------------------------------

+ The table shows the highest expenses that could be currently charged to the STI Classic Growth and Income Fund, following the Reorganization. Actual expenses will be lower because Trusco and SEI Distributors will continue to voluntarily waive a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be 0.90%, 0.08% and 1.18%, respectively. Actual Investment Advisory Fees, Dis-tribution Fees and Total Operating Expenses for Flex Shares will be 0.90%, 0.81% and 1.93%, respectively. Trusco and SEI Distributors could discontinue these voluntary waivers at any time.

Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------
FUND                                       1 year 3 years 5 years 10 years
--------------------------------------------------------------------------
ESC Strategic Appreciation Fund (Class A)   $641  $1,040  $1,465   $2,642
STI Classic Growth and Income Fund          $507  $  787  $1,087   $1,938
(Investor Shares)
ESC Strategic Appreciation Fund (Class D)   $396  $  908  $1,446   $2,914
STI Classic Growth and Income Fund          $415  $  664  $1,139   $2,452
(Flex Shares)
--------------------------------------------------------------------------

Pro forma Example

-------------------------------------------------------------------
FUND                                1 year 3 years 5 years 10 years
-------------------------------------------------------------------
STI Classic Growth and Income Fund   $507   $787   $1,087   $1,938
(Investor Shares)
STI Classic Growth and Income Fund   $415   $664   $1,139   $2,452
(Flex Shares)
-------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

Under the Reorganization Agreement, the ESC Strategic Income Fund will trans-fer all its assets and stated liabilities to the STI Classic High Income Fund. The following comparative fee table shows the current fees and expenses for the ESC Strategic Income Fund. Because the STI Classic High Income Fund was not yet operational as of the date of this Proxy Statement/Prospectus, other expenses are estimated. The Pro forma tables show the fees you would pay if the Reorganization is approved. Both sets of tables show fees and expenses without any waivers. The footnotes fol-lowing the tables show what the actual fees and expenses will be after waiv-ers, if any.

           ESC STRATEGIC INCOME FUND - STI CLASSIC HIGH INCOME FUND

                        Comparison of Shareholder Fees

----------------------------------------------------------------------------------
                         Maximum Sales Charge (Load)
                         Imposed on Purchase (as a   Maximum Deferred Sales Charge
                         percentage of offering      (Load) (as a percentage of
FUND                     price)                      net asset value)
----------------------------------------------------------------------------------
ESC Strategic Income                4.50%                        None
Fund (Class A)
STI Classic High Income             None                         2.00%
Fund
(Flex Shares)
ESC Strategic Income                1.50%                        None
Fund (Class D)
STI Classic High Income             None                         2.00%*
Fund
(Flex Shares)
----------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Classic Funds purchased following the Effective Times of the Reorganization.

                    Comparison of Annual Operating Expenses
                    (as a percentage of average net assets)

------------------------------------------------------------------------------
                           Investment    Distribution Other    Total Operating
FUND                       Advisory Fees (12b-1) Fees Expenses Expenses
------------------------------------------------------------------------------
ESC Strategic Income Fund      1.00%        0.25%      0.97%        2.22%
(Class A)*
STI Classic High Income        0.80%        1.00%      0.35%        2.15%
Fund+
(Flex Shares)
ESC Strategic Income Fund      1.00%        0.75%      0.97%        2.72%
(Class D)*
STI Classic High Income        0.80%        1.00%      0.35%        2.15%
Fund+
(Flex Shares)
------------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reim-burse the ESC Strategic Income Fund to limit Net Annual Operating Expenses to 2.00% for Class A and 2.50% for Class D, until March 31, 2000.

+ The table shows the highest expenses that could be currently charged to the STI Classic High Income Fund, following the Reorganization. Actual expenses will be lower because Trusco and SEI Distributors will voluntarily waive a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be 0.65%, 0.40% and 1.40%, respectively. Because the STI Classic High Income Fund was not yet opera-tional as of the date of this Proxy Statement/Prospectus, Other Expenses are estimated. Trusco and SEI Distributors could discontinue these voluntary waivers at any time.

                          Pro forma Shareholder Fees

----------------------------------------------------------------------------------
                         Maximum Sales Charge (Load)
                         Imposed on Purchase (as a   Maximum Deferred Sales Charge
                         percentage of offering      (Load) (as a percentage of
FUND                     price)                      net asset value)
----------------------------------------------------------------------------------
STI Classic High Income             None                         2.00%
Fund (Flex Shares)
----------------------------------------------------------------------------------

                     Pro forma Annual Operating Expenses+
                    (as a percentage of average net assets)

----------------------------------------------------------------------------
                         Investment    Distribution Other    Total Operating
FUND                     Advisory Fees (12b-1) Fees Expenses Expenses
----------------------------------------------------------------------------
STI Classic High Income      0.80%        1.00%      0.35%        2.15%
Fund (Flex Shares)
----------------------------------------------------------------------------

+ The table shows the highest expenses that could be currently charged to the STI Classic Small Cap Growth Stock Fund, following the Reorganization. Actual expenses are lower because Trusco and SEI Distributors are voluntar-ily waiving a portion of their fees. Actual Investment Advisory Fees, Dis-tribution Fees and Total Operating Expenses for Flex Shares will be 0.65%, 0.40% and 1.40%, respectively. Because the STI Classic High Income Fund was not yet operational as of the date of this Proxy Statement/Prospectus, Other Expenses are estimated. Trusco and SEI Distributors could discontinue these voluntary waivers at any time.

Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------
FUND                          1 year 3 years 5 years 10 years
-------------------------------------------------------------
ESC Strategic Income Fund      $644  $1,093  $1,567   $2,873
(Class A)
STI Classic High Income Fund   $418    $673  $1,154   $2,483
(Flex Shares)
ESC Strategic Income Fund      $399    $961  $1,549   $3,140
(Class D)
STI Classic High Income Fund   $418    $673  $1,154   $2,483
(Flex Shares)
-------------------------------------------------------------

Pro forma Example

-------------------------------------------------------------
FUND                          1 year 3 years 5 years 10 years
-------------------------------------------------------------
STI Classic High Income Fund   $424   $673   $1,154   $2,483
(Flex Shares)
-------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

      Investment Advisers. STI Capital and Trusco, the investment advisers to the STI Classic Funds, are each indirect wholly-owned subsidiaries of SunTrust. Trusco is registered as an investment adviser under the Advisers Act. Trusco, located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, had approximately $30 billion of assets under management as of July 1, 1999. Trusco serves as the investment adviser to the STI Classic Growth and Income Fund and Small Cap Growth Stock Fund and will serve as investment adviser to High Income Fund. STI Capital is a bank and is, therefore, not required to register as an investment adviser. STI Capital had approximately $14.5 billion of assets under management as of July 1, 1999 and its address is P.O. Box 3808, Orlando, FL 32802. STI Capital serves as the investment adviser to the STI Classic International Equity Fund.

      STES, a wholly-owned subsidiary of SunTrust and a registered investment adviser, is the investment adviser to the Strategic Funds. STES has more than $1.5 billion of assets under management, and its address is 800 Nashville City Center, Nashville, TN 37219.

      Equitable Asset Management, Inc., an affiliate of STES, is the sub-adviser to the ESC Strategic Small Cap Fund and the ESC Strategic Small Cap II Fund. Westcap Investors, LLC, Brandes Investment Partners, L.P. and Atlantic Capital Management, LLC are each a sub-adviser for the ESC Strategic Apprecia-tion Fund. Murray Johnstone International Limited is the sub-adviser and is primarily responsible for the daily management of the ESC Strategic Interna-tional Equity Fund. Cincinnati Asset Management, Inc. is the sub-adviser and is responsible for the daily management of the ESC Strategic Income Fund.

      Investment Advisory Fees. The following table compares management fees paid to STES for each ESC Strategic Fund and to the Adviser(s) for the corre-sponding STI Classic Fund, respectively. The table shows advisory fees before any waivers or reimbursements ("Contractual") and advisory fees after any waivers or reimbursements ("Net of Waivers"). The fees listed are as of the dates stated in the footnotes following the table.

-------------------------------------------------------------------------------

ESC Strategic Funds        Fee*
--------------------------------
Small Cap Fund
  Contractual............. 1.00%
  Net of Waivers.......... 1.00%
Small Cap II Fund
  Contractual............. 1.25%
  Net of Waivers.......... 0.98%
International Equity Fund
  Contractual............. 1.00%
  Net of Waivers.......... 0.95%
Appreciation Fund
  Contractual............. 1.00%
  Net of Waivers.......... 1.00%
Income Fund
  Contractual............. 1.00%
  Net of Waivers.......... 0.78%

STI Classic Funds               Fee
Small Cap Growth Stock Fund**
  Contractual................  1.15%
  Net of Waivers.............  0.86%
Small Cap Growth Stock Fund**
  Contractual................  1.15%
  Net of Waivers.............  0.86%
International Equity Fund**
  Contractual................  1.25%
  Net of Waivers.............  1.20%
Growth and Income Fund+
  Contractual................  0.90%
  Net of Waivers.............  0.90%
High Income Fund++
  Contractual................  0.80%
  Net of Waivers.............  0.65%

-------------------------------------------------------------------------------

 * Net of Waiver fees for the ESC Strategic Funds are based on STES contractually agreeing to waive a portion of its fee or reimburse expenses until at least March 31, 2000.

** Net of Waiver fees for the Existing STI Classic Funds are based on the Adviser(s) voluntarily agreeing to waive a portion of advisory fees for the fiscal year ending May 31, 1999.

 + Net of Waiver fees for the STI Classic Growth and Income Fund have been restated to reflect anticipated fees for the fiscal year ending May 31, 2000.

++ Because the STI Classic High Income Fund was not yet operational as of the date of this Proxy Statement/Prospectus, Net of Waiver fees are based on Trusco's anticipated voluntary fee waivers.

      Sales Loads and Contingent Deferred Sales Charges. The following chart compares front-end sales loads and contingent deferred sales charges ("CDSC") for the ESC Strategic Funds and their corresponding STI Classic Funds.

-------------------------------------------------------------------------------

ESC Strategic Funds          Charge
-----------------------------------
Small Cap Fund
  Class A - Front-End Load.. 4.50%
  Class D - Front-End Load.. 1.50%
  Class D - CDSC............  None
Small Cap II Fund
  Class A - Front-End Load.. 4.50%
  Class D - Front-End Load.. 1.50%
  Class D - CDSC............  None
International Equity Fund
  Class A - Front-End Load.. 4.50%
  Class D - Front-End Load.. 1.50%
  Class D - CDSC............  None
Appreciation Fund
  Class A - Front-End Load.. 4.50%
  Class D - Front-End Load.. 1.50%
  Class D - CDSC............  None
Income Fund
  Class A - Front-End Load.. 4.50%
  Class D - Front-End Load.. 1.50%
  Class D - CDSC............  None

STI Classic Funds                Charge
Small Cap Growth Stock Fund
  Investor Shares - Front-End
   Load......................... 3.75%
  Flex Shares - Front-End Load..  None
  Flex Shares - CDSC............ 2.00%
Small Cap Growth Stock Fund
  Investor Shares - Front-End
   Load......................... 3.75%
  Flex Shares - Front-End Load..  None
  Flex Shares - CDSC............ 2.00%
International Equity Fund
  Investor Shares - Front-End
   Load......................... 3.75%
  Flex Shares - Front-End Load..  None
  Flex Shares - CDSC............ 2.00%
Growth and Income Fund
  Investor Shares - Front-End
   Load......................... 3.75%
  Flex Shares - Front-End Load..  None
  Flex Shares - CDSC............ 2.00%
High Income Fund
  Flex Shares - Front-End Load..  None
  Flex Shares - CDSC............ 2.00%

-------------------------------------------------------------------------------

      Contingent Deferred Sales Charges. The ESC Strategic Funds are not sub-ject to a CDSC. Flex Shares of the participating STI Classic Funds are subject to a 2.00% CDSC that decreases to 0% after the first year. Shareholders of the ESC Strategic Funds will not be charged a CDSC for any redemptions of Flex Shares of the STI Classic Funds they receive as a result of the Reorganiza-tion.

Investment Objectives, Policies and Restrictions.

      This section will help you compare the investment objectives and poli-cies of each ESC Strategic Fund with its corresponding STI Classic Fund. Please be aware that this is only a brief discussion. More complete informa-tion may be found in the ESC Strategic Funds' and STI Classic Funds' prospec-tuses.

ESC Strategic Small Cap Fund : STI Classic Small Cap Growth Stock Fund

      The investment objective of the ESC Strategic Small Cap Fund is to pro-vide investors with a high level of capital appreciation. The Fund pursues its objectives by investing, under normal market conditions, primarily in compa-nies with market capitalizations under $800 million. The Fund's investment adviser selects equity securities of companies it believes show prospects for growth due, for example, to promising new products, new distribution strate-gies, new manufacturing technologies or new management teams or management philosophy, as well as fundamental factors. The Fund is classified as a "non-diversified" investment company.

      The investment objective of the STI Classic Small Cap Growth Stock Fund is to provide long-term capital appreciation. It invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion. The Adviser selects companies that demonstrate above average earnings and sales growth potential. The selected companies tend to have an established operating history and a solid balance sheet. The Fund is classified as a "di-versified" investment company.

      Differences: As a "non-diversified" fund, the ESC Strategic Small Cap Fund may invest a greater portion of its assets in a more limited number of issuers than the STI Classic Small Cap Growth Stock Fund (see "RISKS," below, for a discussion of the differences between "diversified" and "non-diversi-fied" funds). The STI Classic Small Cap Growth Stock Fund invests in companies with market capitalizations of up to $3 billion whereas the ESC Strategic Small Cap Fund invests in companies with market capitalizations under $800 million. The STI Classic Small Cap Growth Stock Fund may not acquire more than 10% of any one issuer, while the ESC Strategic Small Cap Fund has no such restriction. The STI Classic Small Cap Growth Stock Fund has a fundamental policy which restricts it from pledging, mortgaging or hypothecating assets in excess of 10% of its total assets whereas the ESC Strategic Small Cap Fund has a similar non-fundamental policy that limits such activities to 15% or less of its assets. Unlike the ESC Strategic Small Cap Fund, the STI Classic Small Cap Growth Stock Fund may not may make short sales of securities and maintain short positions or lend its portfolio securities. The STI Classic Small Cap Growth Stock Fund may only purchase investment company securities of money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). As a non-fundamental policy, the ESC Stra-tegic Small Cap Fund may purchase securities of any investment company pro-vided the purchase does not violate the 1940 Act.

ESC Strategic Small Cap II Fund : STI Classic Small Cap Growth Stock Fund

      The investment objective of the ESC Strategic Small Cap II Fund is to provide a high level of capital appreciation. The Fund is a diversified fund which seeks to achieve its objective by investment, under normal market condi-tions, primarily in equity securities of companies with market capitalizations under $800 million. In selecting securities for the Fund, the Fund's invest-ment adviser employs fundamental analysis of traditional small capitalization companies it believes have prospects for rapid growth. The Fund's management style is generally comparable to that of the ESC Strategic Small Cap Fund, stated above.

      The investment objective of the STI Classic Small Cap Growth Stock Fund is to provide long-term capital appreciation. It is a diversified fund which invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion. The Adviser selects companies that demonstrate above average earnings and sales growth potential. The selected companies tend to have an established operating history and a solid balance sheet.

      Differences: The STI Classic Small Cap Growth Stock Fund invests in com-panies with market capitalizations of up to $3 billion whereas the ESC Strate-gic Small Cap II Fund invests in companies with market capitalizations under $800 million. The STI Classic Small Cap Growth Stock Fund may not acquire more than 10% of the voting securities of any one issuer, while the ESC Strategic Small Cap II Fund has the same restriction, although only with respect to 75% of its total assets. The STI Classic Small Cap Growth Stock Fund has a funda-mental policy which restricts it from pledging, mortgaging or hypothecating assets in excess of 10% of its total assets whereas the ESC Strategic Small Cap II Fund has a similar non-fundamental policy that limits such activities to 15% or less of its assets. As a fundamental policy, the STI Classic Small Cap Growth Stock Fund may not invest in companies for the purpose of exercis-ing control. The ESC Strategic Small Cap II Fund is also subject to this restriction, however, it is a non-fundamental policy of the fund. Unlike the ESC Strategic Small Cap II Fund, the STI Classic Small Cap Growth Stock Fund may not may make short sales of securities and maintain short positions or lend its portfolio securities. Both the STI Classic Small Cap Growth Stock Fund and the ESC Strategic Small Cap II Fund may not purchase securities on margin, however, this is a fundamental policy for the STI Classic Fund and a non-fundamental policy for the ESC Fund. The STI Classic Small Cap Growth Stock Fund may only purchase investment company securities of money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). As a non-fundamental policy, the ESC Strategic Small Cap II Fund may purchase securities of any investment company provided the purchase does not violate the 1940 Act.

ESC Strategic International Equity Fund : STI Classic International Equity
Fund

      The investment objective of the ESC Strategic International Equity Fund is to provide long-term capital appreciation. The Fund is a diversified fund which normally invests primarily in a diversified portfolio of publicly traded common stocks and securities convertible into or exchangeable for common stock of non-U.S. based companies. The Fund diversifies its investments among vari-ous non-U.S. countries. Investments are made in countries deemed to offer favorable operating environments and companies for investment are selected within those countries based on analysis of various fundamental factors. Anticipated currency movements are a factor in both country and stock selec-tion. The Fund also follows the Emerging Markets Strategy which means that its investment adviser may seek to enhance investment return for the Fund through investing in emerging markets that are exhibiting, or are in the early stages of exhibiting, very high economic growth rates relative to countries in the Organization for European Community Development.

      The investment objective of the STI Classic International Equity Fund is to provide long-term capital appreciation. It is a diversified fund which invests primarily in common stocks and other equity securities of foreign com-panies. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets.

      Differences: The STI Classic International Equity Fund has a fundamental policy which restricts it from pledging, mortgaging or hypothecating assets in excess of 10% of its total assets whereas the ESC International Equity Fund has a similar non-fundamental policy that limits such activities to 15% or less of its assets. The STI Classic International Equity Fund may not acquire more than 10% of the voting securities of any one issuer, while the ESC Stra-tegic International Equity Fund has the same restriction, although only with respect to 75% of its total assets. As a fundamental policy, the STI Classic International Equity Fund may not invest in companies for the purpose of exer-cising control. The ESC Strategic International Equity Fund is also subject to this restriction, however, it is a non-fundamental policy of the Fund. Unlike the ESC Strategic International Equity Fund, the STI Classic International Equity Fund may not may make short sales of securities and maintain short positions or lend its portfolio securities. Both the STI Classic International Equity Fund and the ESC International Equity Fund may not purchase securities on margin, however, this is a fundamental policy for the STI Classic Fund and a non-fundamental policy for the ESC Fund.

ESC Strategic Appreciation Fund : STI Classic Growth and Income Fund

      The investment objective of the ESC Strategic Appreciation Fund is to provide long-term capital appreciation. The Fund is a diversified fund which pursues its objective by investing, under normal market conditions, primarily in a diversified portfolio of common stocks and securities convertible into common stock issued by U.S. based companies. The Fund's rebalancing procedures require the Fund to sell securities in sectors that become overweighted (and presumably overvalued) and to purchase securities in underweighted (and pre-sumably undervalued) sectors. The Fund uses a multiple manager strategy (see "Investment Advisers," above, for a list of the sub-advisers to the Fund).

      The primary investment objective of the STI Classic Growth and Income Fund is to provide long-term capital appreciation. It is a diversified fund which invests primarily in equity securities, including common stock and listed American Depository Receipts ("ADRs") of domestic and foreign companies with market capitalizations of at least $1 billion. However, the average mar-ket capitalization can vary throughout a full market cycle and will be flexi-ble to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive funda-mental profile. The portfolio management team selects stocks of companies with strong financial quality and above average earnings momentum to secure the best relative values in each economic sector.

      Differences: The STI Classic Growth and Income Fund invests in companies with market capitalizations of at least $1 billion whereas the ESC Strategic Appreciation Fund has no minimum market capitalization requirement. The STI Classic Growth and Income Fund may not acquire more than 10% of the voting securities of any one issuer, while the ESC Strategic Appreciation Fund has the same restriction, although only with respect to 75% of its total assets. The STI Classic Growth and Income Fund has a fundamental policy which restricts it from pledging, mortgaging or hypothecating assets in excess of 10% of total assets whereas the ESC Strategic Appreciation Fund has a non-fun-damental policy subject to a limitation of 15% or less. As a fundamental poli-cy, the STI Classic Growth and Income Fund may not invest in companies for the purpose of exercising control. The ESC Strategic Appreciation Fund is also subject to this restriction, however, it is a non-fundamental policy of the Fund. The ESC Strategic Appreciation Fund may make short sales of securities and maintain short positions whereas the STI Classic Growth and Income Fund may not. The STI Classic Growth and Income Fund may not lend its portfolio securities. Both the STI Classic Growth and Income Fund and the ESC Strategic Appreciation Fund may not purchase securities on margin, however this is a fundamental policy for the STI Classic Fund and a non-fundamental policy for the ESC Fund. The STI Classic Growth and Income Fund may only purchase invest-ment company securities of money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). As a non-fundamental policy, the ESC Strategic Appreciation Fund may purchase securi-ties of any investment company provided the purchase does not violate the 1940 Act.

      The ESC Strategic Income Fund would transfer its assets and certain stated liabilities into the STI Classic High Income Fund which was not yet operational as of the date of this Proxy/Prospectus Statement. The investment objectives and policies of the STI Classic High Income Fund will be substan-tially similar to the ESC Strategic Income Fund. There are no material differ-ences in the investment restrictions of the ESC Strategic Income Fund and the STI Classic High Income Fund.

ESC Strategic Income Fund : STI Classic High Income Fund

      The investment objective of the ESC Strategic Income Fund is to provide a high level of current income with a secondary objective of total return. The Fund is a diversified fund which invests primarily in a diversified portfolio of high yielding, lower rated corporate, government and other debt instruments of U.S. issuers, although up to 35% of its assets may be invested in debt instruments of non-U.S. issuers. The Fund may invest up to 100% of its assets in debt securities rated below investment grade. Such debt securities are com-monly known as "junk bonds." The Fund's investment adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The investment adviser prefers securities that produce current income. The Fund also follows the Emerging Markets Strategy which means that its investment adviser may seek to enhance investment return for the Fund through investing in emerging markets that are exhibiting, or are in the early stages of exhibiting, very high economic growth rates relative to countries in the Organization for European Community Development.

      The investment objective of the STI Classic High Income Fund will be substantially similar to the investment objective of the ESC Strategic Income Fund.

      Differences: The STI Classic High Income Fund may not acquire more than 10% of the voting securities of any one issuer, while the ESC Strategic Income has the same restriction, although only with respect to 75% of its total assets.

The Funds' Purchase, Exchange and Redemption Procedures

Purchase Procedures.

      STI Classic Funds. Once a brokerage account is opened with SunTrust Securities, shares of the STI Classic Funds, other than Trust Shares, may be purchased by mail, telephone, wire, or through Automated Clearing House ("ACH"). Investor Shares and Flex Shares may also be purchased through invest-ment representatives of certain correspondent banks of SunTrust and other financial institutions that are authorized to place transactions in Fund shares for their customers. Trust Shares are offered only to financial insti-tutions or intermediaries, including subsidiaries of SunTrust on behalf of their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, customers of financial institu-tions may purchase Trust Shares through accounts made with financial institu-tions and potentially through a Preferred Portfolio Account (an asset alloca-tion account available through SunTrust Securities, Inc.). The minimum initial purchase requirement for Investor Shares is $2,000, and for Flex Shares is $5,000 ($2,000 for retirement plans). Additional Investor Shares or Flex Shares may be purchased for a minimum of $1,000.

      The net asset value ("NAV") of the STI Classic Funds is calculated once each day the New York Stock Exchange ("NYSE") is open for business (a "Busi-ness Day"), at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by divid-ing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

      STI Classic Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other rea-sons. More information about this is in the STI Classic Funds Statement of Additional Information, incorporated herein by reference.

      ESC Strategic Funds. Shares of ESC Strategic Funds may be purchased through the Funds' distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher mini-mum investments or impose other limitations on buying and selling shares. If shares are purchased through an investment representative, that party is responsible for transmitting orders by close of business and may have an ear-lier cut-off time for purchase and sale requests. Shares of the Funds may also be purchased by mail, wire, through an Automatic Investment Plan, or electron-ically through ACH. The minimum initial purchase requirement for both classes of the Funds is $1,000 for regular, non-retirement accounts, $1,000 for the Automatic Investment Plan, and $250 for individual retirement accounts ("IRA"). The minimum subsequent investment for all shareholders is $50. A Fund may waive its minimum purchase requirement and the Fund's distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

      The NAV for each ESC Strategic Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m., Eastern time, on days the NYSE is open. Some of the Funds invest in securities that are primarily listed on foreign exchanges and trade on weekends or other days when the Fund does not price its shares. As a result, a Fund's NAV may change on days when shareholders will be unable to purchase or redeem the Fund's shares. Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by methods approved by the Funds' Directors. After the pricing of a foreign security has been established, if an event occurs which would likely cause the value to change, the value of the foreign security may be priced at fair value as determined in good faith by or at the direction of the Funds' Directors.

Exchange Privileges.

      STI Classic Funds. For Investor Shares and Flex Shares, exchange requests must be for an amount of at least $1,000. For each shareholder, exchanges are allowed up to four times during a calendar year. This exchange privilege may be changed or canceled at any time upon 60 days' notice. Investor Shares of any Fund (including Funds not participating in the Reorga-nization) may be exchanged for Investor Shares of any other Fund. If shares are exchanged that were purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If shares are exchanged into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. Flex Shares of any Fund may be exchanged for Flex Shares of any other Fund.

      ESC Strategic Funds. ESC Strategic Fund shares may be exchanged in one Fund for shares of the same class of another ESC Strategic Fund, usually with-out paying additional sales charges. No transaction fees are charged for exchanges. The minimum amount for an initial exchange is $2,000. Shares of a class of one Fund or shares of the same class of another Fund may not be exchanged if that Fund is not qualified for sale in the shareholder's state of residence. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time without notice to shareholders.

Redemption Procedures.

      STI Classic Funds. Investor Shares and Flex Shares held through a bro-kerage account with SunTrust Securities may be redeemed on any Business Day by contacting SunTrust Securities directly by mail or telephone. The minimum amount for telephone redemptions is $1,000. If shares are held through an account with a broker or other financial institution, shareholders should con-tact that broker or institution to sell shares. For redemptions of $25,000 or more, STI Classic Funds must be notified in writing and a signature guarantee by a bank or other financial institution must be included (a notarized signa-ture is not sufficient). Holders of Trust Shares may redeem their shares on any Business Day by contacting SunTrust or the shareholder's financial insti-tution and by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after a request is received less, in the case of Flex Shares, any applicable deferred sales charge. Shareholders with at least $10,000 in their account may use the systematic withdrawal plan. Under the plan, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund.

      ESC Strategic Funds. Shareholders may redeem shares at any time. The sales price will be the next NAV after the sell order is received by the Fund, its transfer agent, or a shareholder's investment representative. Shareholders selling shares through a financial adviser or broker may have alternative redemption procedures. In addition, an adviser and/or broker may have transac-tion minimums and/or transaction times which will affect the redemption. Shares may also be redeemed by mail, wire, electronically through ACH, or through a Systematic Withdrawal Plan. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $12,000 or more to start with-drawals. If the value of such account falls below $500 due to withdrawals, the shareholder may be asked to add sufficient funds to bring the account back to $500, or the Fund may close the account and mail the proceeds to the share-holder.

Redemptions In Kind

      STI Classic Funds. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the unlikely event that shares were ever redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale, as with any redemption.

      ESC Strategic Funds. The Funds reserve the right to make redemptions in kind with payment in securities rather than cash. This could occur under extraordinary circumstances, such as a very large redemption that could affect the Funds' operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to a shareholder's shares. When a shareholder converts these securities to cash, shareholder will pay brokerage charges.

Dividend Policies.

      STI Classic Funds. The Small Cap Growth Stock Fund and Growth and Income Fund distribute income dividends quarterly. The International Equity Fund dis-tributes income dividends annually. The High Income Fund will distribute income dividends monthly.

      ESC Strategic Funds. Income dividends on the Appreciation Fund, Interna-tional Equity Fund, Small Cap Fund and Strategic Small Cap II Fund are paid at least annually. Dividends on the Income Fund are paid monthly.

      For both the STI Classic Funds and ESC Strategic Funds, capital gains, if any, are distributed at least annually.

                                     RISKS

ESC Strategic Small Cap Fund : STI Classic Small Cap Growth Stock Fund

      The ESC Strategic Small Cap Fund invests, under normal market condi-tions, primarily in companies with market capitalization under $800 million. The principal risks of investing in this Fund are "Market Risk," which is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or longer-term periods; "Management Risk," which means the possibility that a Fund's manager(s) may make poor choices in selecting securities and that the Fund will not perform as well as other funds; "Equity Risk," which is the risk that stocks (equity securities) have no guaranteed value and their market prices can fluctuate, at times dramatically, in response to factors including market conditions, political and other events and developments affecting the particular issuer or its industry or market segments; and "Small Capitaliza-tion Risk," which is the risk that investments in small-capitalization compa-nies tend to be more volatile and less easily traded than investments in large-capitalization companies. In addition, small-capitalization companies may have more risk because they often have limited product lines, markets or financial resources. Furthermore, investing in companies that are undergoing internal change may involve special risks due to the unknown effects of change. Additionally, the Fund is not a "diversified" investment company and therefore may invest a substantial portion of its assets in securities of par-ticular issuers. This exposes the Fund to greater risk of negative develop-ments affecting such an issuer than would be the case for a diversified investment company. The Fund does intend, however, to meet the regulated investment company diversification requirements under the Internal Revenue Code of 1986.

      The STI Classic Small Cap Growth Stock Fund invests primarily in U.S. companies that demonstrate above-average growth potential. The Fund invests in companies with an established operating history, a solid balance sheet and market capitalizations of up to about $3 billion. Due to its investment strat-egy, the Fund may buy and sell securities frequently. This may result in higher transactions costs and additional capital gains taxes. Because the Fund invests primarily in common stocks of smaller U.S. companies, the Fund is sub-ject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small-or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, the prices of these securities could be less sta-ble than those of large, more established companies.

      Risk Differences: The ESC Strategic Small Cap Fund is a "non-diversi-fied" investment company which means it may invest substantial portions of its assets in securities of particular issuers and, therefore, be exposed to a greater risk of negative developments affecting such issuers than would be the case for the STI Classic Small Cap Growth Stock Fund, which is a "diversified" investment company. Although both Funds invest in securities of companies with small capitalizations, the ESC Strategic Small Cap Fund invests in securities of companies that generally have smaller capitalization levels than securities of companies held by the STI Classic Small Cap Growth Fund. As a result, the risks associated with investments in small-cap companies may be greater for the ESC Strategic Small Cap Fund.

ESC Strategic Small Cap II Fund: STI Classic Small Cap Growth Stock Fund

      The ESC Strategic Small Cap II Fund has all the same risks as the ESC Strategic Small Cap Fund except, unlike the ESC Strategic Small Cap Fund, the ESC Strategic Small Cap II Fund is a "diversified" investment company and would, therefore, not invest substantial portions of its assets in securities of particular issuers which could expose the Fund to a greater risk of nega-tive developments affecting these issuers.

      The STI Classic Small Cap Growth Stock Fund risks are listed above.

      Risk Differences: Although both Funds invest in securities of companies with small capitalizations, the ESC Strategic Small Cap II Fund invests in securities of companies that generally have smaller capitalization levels than securities of companies held by the STI Classic Small Cap Growth Fund. As a result, the risks associated with investments in small-cap companies may be greater for the ESC Strategic Small Cap II Fund.

ESC Strategic International Equity Fund: STI Classic International Equity Fund

      The ESC Strategic International Equity Fund invests primarily in a diversified portfolio of publicly traded common stocks and securities convert-ible into or exchangeable for common stock of non-U.S. based companies. The Fund diversifies its investments among various non-U.S. countries. Because the Fund invests in foreign countries, it is subject to "Foreign Risk," which is the risk that investments in issuers located in foreign countries may have greater price volatility and less liquidity. Investments in foreign securities also are subject to political, regulatory and diplomatic risks. Changes in currency rates are an additional risk of investments in foreign securities and investments in emerging markets involve additional risks. The Fund is also subject to Equity Risk, Market Risk and Management Risk, as defined above.

      The STI Classic International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund's invest-ments are diversified among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Histori-cally, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual compa-nies may report poor results or be negatively affected by industry and/or eco-nomic trends and developments. The prices of securities issued by such compa-nies may suffer a decline in response. These factors contribute to price vola-tility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that its market segment, foreign common stocks, may underperform other equity market segments or the equity markets as a whole. Investing in foreign countries poses additional risks since political and eco-nomic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies com-pared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the secu-rity in the issuer's home country.

      Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or eco-nomic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

      Risk Differences: No significant differences.

ESC Strategic Appreciation Fund : STI Classic Growth and Income Fund

      The ESC Strategic Appreciation Fund invests primarily in a diversified portfolio of common stocks and securities convertible into common stock issued by U.S. based companies. The Fund's rebalancing procedures require the Fund to sell securities in sectors that become overweighted (and presumably over-valued) and to purchase securities in underweighted (and presumably underval-
ued) sectors. The principal risks of investing in the Fund are Equity Risk, Market Risk and Management Risk, as defined above. However, other important risks are Foreign Risk, also defined above, "Interest Rate Risk" and "Credit Risk," including risks related to investment in securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Rat-ings Services ("S&P"), which may be deemed to have speculative characteris-tics. "Interest Rate Risk" is the risk that the value of the Fund's invest-ments in income-producing or fixed-income or debt securities will decline as interest rates rise. "Credit Risk" is the risk that the issuer of a security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. This risk is greater for lower rated securities.

      The STI Classic Growth and Income Fund invests primarily in equity secu-rities, including common stock and listed ADRs of domestic and foreign compa-nies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. Since it pur-chases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluc-tuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a for-eign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

      Risk Differences: No significant differences.

ESC Strategic Income Fund : STI Classic High Income Fund

      The ESC Strategic Income Fund invests primarily in a diversified portfo-lio of high yielding, lower rated corporate, government and other debt instru-ments of U.S. issuers, although up to 35% of its assets may be invested in debt instruments of non-U.S. issuers. The Fund may invest up to 100% of its assets in debt securities rated below investment grade. Such debt securities are commonly known as "junk bonds." The principal risks of investing in the Fund include Market Risk, Management Risk, Foreign Risk, Interest Rate Risk and Credit Risk, as defined above. Because Credit Risk is greater for lower rated securities, securities rated Baa by Moody's or BBB by S&P may have spec-ulative characteristics. Junk bond investments typically have higher yields than higher rated securities. However, junk bond investments also have greater risk of untimely payment of principal and interest, as well as greater default and other risks, than higher rated securities.

      The STI Classic High Income Fund will have essentially the same risks as the ESC Strategic Income Fund.

      Risk Differences: No significant differences.

                  INFORMATION RELATING TO THE REORGANIZATION

      Description of the Reorganization. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

      The Reorganization Agreement provides that all of the assets and stated liabilities of each ESC Strategic Fund will be transferred to the correspond-ing STI Classic Fund at the applicable Effective Time of the Reorganization. In exchange for the transfer of these assets, the Trust will simultaneously issue at the applicable Effective Time of the Reorganization a number of full and fractional shares of each STI Classic Fund to its corresponding ESC Stra-tegic Fund equal in value to the respective net asset values of that ESC Stra-tegic Fund immediately prior to the applicable Effective Time of the Reorgani-zation.

      Following the transfer of assets and liabilities in exchange for STI Classic Fund shares, each ESC Strategic Fund will distribute, in complete liq-uidation pro rata to its shareholders of record, all the shares of the corre-sponding STI Classic Funds so received to its shareholders. Shareholders of each ESC Strategic Fund owning shares at the Effective Times of the Reorgani-zation will receive a number of shares of the applicable class of the corre-sponding STI Classic Fund with the same aggregate value as the shareholder had in the ESC Strategic Fund immedi-ately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the shareholders of the ESC Strate-gic Funds' shareholders on the share records of STI Classic Funds' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the STI Classic Funds due to the shareholders of the cor-responding ESC Strategic Funds. The STI Classic Funds do not issue share cer-tificates to shareholders. Shares of the STI Classic Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contin-gent deferred sales charges will be imposed in connection with the receipt of such shares by the ESC Strategic Funds' shareholders. The ESC Strategic Funds then will be terminated under state law.
      The Reorganization Agreement provides for the Reorganization to occur in two steps. For ESC Strategic Funds combining with Existing STI Classic Funds, the Closing Date is March 27, 2000. For the ESC Strategic Fund transferring its assets to the New STI Classic Fund, the Closing Date is March 28, 2000. The Reorganization Agreement provides that the ESC Strategic Funds will pay a portion of the Reorganization expenses up to the amount each Fund would have paid during the fiscal year ending March 31, 2000 under the expense caps that are currently in place for each ESC Strategic Fund. All remaining expenses will be borne by STES and/or SunTrust.

      The Reorganization Agreement contains customary representations, warran-ties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement provides that the consummation of the Reorganization with respect to each ESC Strategic Fund is contingent upon, among other things: (i) approval of the Reorganization Agreement by the ESC Strategic Funds shareholders; (ii) the receipt by the ESC Strategic Funds and the STI Classic Funds of a tax opinion to the effect that the Reorganization will be tax-free to the ESC Strategic Funds and the STI Classic Funds and their shareholders; and (iii) receipt by the ESC Strategic Funds and the STI Classic Funds of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated if, on the applicable Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Effective Time of the Reorganization, the Board of Directors of the Corporation or the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement is not in the best interest of the shareholders of the ESC Strategic Funds or the STI Classic Funds, respec-tively.

      Costs of Reorganization. The ESC Strategic Funds will pay a portion of the Reorganization expenses up to the amount each Fund would have paid during the fiscal year ending March 31, 2000 under the expense caps that are cur-rently in place for each ESC Strategic Fund. There is no expectation that there will be any rebalancing of the investment portfolios of any STI Classic Fund as a result of the Reorganization. Nonetheless, should any STI Classic Fund incur any additional brokerage expenses as a result of any such rebalancing, those expenses will be borne by that STI Classic Fund. All remaining expenses will be borne by STES and/or SunTrust. Reorganization expenses include, without limitation: (a) expenses associated with the prepa-ration and filing of this Proxy Statement/Prospectus; (b) postage; (c) print-ing; (d) accounting fees; (e) legal fees incurred by each of the ESC Strategic Funds; and (f) solicitation costs of the transaction.

      Federal Income Taxes. Each combination of an ESC Strategic Fund and a corresponding STI Classic Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under
Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, nei-ther the ESC Strategic Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the STI Classic Funds shares received will be the same as the basis of the ESC Strategic Funds shares exchanged; and the holding period of the STI Classic Funds shares received will include the holding period of the ESC Strategic Funds shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorgani-zation, the Companies will receive an opinion from counsel to the Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Serv-ice from adopting a contrary position. Nevertheless, the sale of securities by the ESC Strategic Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisers concerning the potential tax conse-quences of the Reorganization to them, including foreign, state and local tax consequences.

      Capitalization. The following table sets forth as of November 30, 1999:
(i) the unaudited capitalization of each of the STI Classic Funds; (ii) the unaudited capitalization of each of the ESC Strategic Funds; and (iii) the unaudited pro forma combined capitalization of the Funds assuming the Reorga-nization has been approved. If the Reorganization is consummated, the capital-izations are likely to be different on the Closing Dates as a result of daily share purchase and redemption activity in the Funds.

-------------------------------------------------------------------------------
                                                 Net Asset         Shares
Fund                            Net Assets    Value Per Share Outstanding (000)
-------------------------------------------------------------------------------
STI Classic Small Cap Growth
 Stock
Trust Shares                  $   206,080,503    $   16.23       12,700,058
Investor Shares/3/                 12,481,849        16.52          755,473
Flex Shares                         6,926,039        16.04          431,730
Total                             225,488,391                    13,887,261
ESC Strategic Small Cap
Class A                            45,102,729        16.95        2,660,246
Class D                            14,397,619        16.56          869,339
Total                              59,500,348                     3,529,586
Combined Funds
Trust Shares                      206,080,503        16.23       12,700,058
Investor Shares                    57,584,578        16.52        3,485,662
Flex Shares                        21,323,658        16.04        1,329,338
Total                             284,988,739                    17,515,058
STI Classic Small Cap Growth
 Stock
Trust Shares                      206,080,503        16.23       12,700,058
Investor Shares/3/                 12,481,849        16.52          755,473
Flex Shares                         6,926,039        16.04          431,730
Total                             225,488,391                    13,887,261

                                                Net Asset         Shares
Fund                           Net Assets    Value Per Share Outstanding (000)
------------------------------------------------------------------------------
ESC Strategic Small Cap II
Class A                           10,581,997        10.21        1,036,008
Class D                            5,262,760        10.09          521,754
Total                             15,844,757                     1,557,762
Combined Funds
Trust Shares                     206,080,503        16.23       12,700,058
Investor Shares                   23,063,826        16.52        1,396,029
Flex Shares                       12,188,799        16.04          759,833
Total                            241,331,128                    14,855,920
STI Classic International
 Equity
Trust Shares                 $   563,543,423    $   13.30       42,362,691
Investor Shares                   13,209,257        13.19        1,001,173
Flex Shares                       15,294,295        12.81        1,193,659
Total                            592,046,975                    44,557,523
ESC Strategic International
 Equity
Class A                            6,020,136         9.25          650,674
Class D                            1,497,878         8.87          168,965
Total                              7,518,014                       819,639
Combined Funds
Trust Shares                     563,543,423        13.30       42,362,691
Investor Shares                   19,229,393        13.19        1,457,590
Flex Shares                       16,792,173        12.81        1,310,589
Total                            599,564,989                    45,130,870
STI Classic Growth and
 Income
Trust Shares                     679,408,422        15.36       44,243,039
Investor Shares                   38,878,160        15.47        2,512,324
Flex Shares                       49,931,771        15.33        3,256,380
Total                            768,218,353                    50,011,743
ESC Strategic Appreciation
Class A                           13,084,430        10.45        1,252,499
Class D                            3,574,626        10.09          354,329
Total                             16,659,056                     1,606,828
Combined Funds
Trust Shares                     679,408,422        15.36       44,243,039
Investor Shares                   51,962,590        15.47        3,358,118
Flex Shares                       53,506,397        15.33        3,489,559
Total                            784,877,409                    51,090,716
STI Classic High Income
Flex Shares                              N/A          N/A              N/A
Total                                    N/A          N/A              N/A
ESC Income
Class A                            5,672,094         8.98          631,298
Class D                              432,829         9.05           47,813
Total                              6,104,923                       679,111
Combined Funds
Flex Shares                        6,104,923         8.98          679,497
Total                              6,104,923                       679,497
------------------------------------------------------------------------------

                        REASONS FOR THE REORGANIZATION

      The ESC Strategic Funds consist of five Funds, having in the aggregate approximately $78 million in assets as of December 31, 1999. The STI Classic Funds currently consist of 37 Funds, having in the aggregate approximately $19 billion in assets. The net expenses of the STI Classic Funds are lower than the corresponding ESC Strategic Funds and, for the most part, the performance of the Existing STI Classic Funds is better than the corresponding ESC Strate-gic Funds performance. In the case of the New STI Classic Fund, the antici-pated net expense ratios are expected to be the same or lower than the expense ratios of its corresponding ESC Strategic Fund. Management of ESC Strategic Funds believes that the shareholders of the ESC Strategic Funds would benefit from the generally lower net expenses, better performance, larger asset base, increased product array and anticipated economies of scale that are expected to result from the Reorganization.

      At a meeting held on December 9, 1999, the Corporation's Board of Direc-tors determined that the proposed Reorganization would be in the best inter-ests of each ESC Strategic Fund and its shareholders and that the interests of the shareholders would not be diluted. Before approving the Reorganization, the Board examined all factors that it considered relevant, including informa-tion regarding comparative expense ratios. The Board noted that, in the case of each STI Classic Fund, expense ratios, taking into account voluntary waiv-ers, will be lower than the corresponding ESC Strategic Fund. The Board also compared other aspects of the ESC Strategic Funds and the STI Classic Funds, including relative performance information, the compatibility of the Funds' investment objectives, the continuing viability of each class and Fund, the potential for improved economies of scale, and the Funds' service features, including the fact that ESC Strategic Fund shareholders will be able to use exchange privileges as part of a larger and more diverse family of mutual funds. The Board examined the terms of the Reorganization, including the costs that will be incurred by the ESC Strategic Funds and the tax consequences of the Reorganization. The Boards also considered other alternatives to the Reor-ganization and concluded that, taking into account these other alternatives, the Reorganization was the course of action that is in the best interests of the ESC Strategic Funds' shareholders. Based on this information, the Board recommends that the shareholders of each ESC Strategic Fund approve the Reor-ganization.

                              SHAREHOLDER RIGHTS

STI Classic Funds

      General. The Trust was established as a business trust under Massachu-setts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

      Shares. STI Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, STI Classic Funds consists of 37 separate investment series offering up to four classes of shares, Trust Shares, Investor Shares, Flex Shares and Institutional Shares (the STI Classic Funds participating in the Reorganization do not offer Institutional Shares). The four classes differ with respect to minimum investment requirements, Fund expenses, distribution and shareholder servicing costs, front-end sales loads and contingent deferred sales charges, as set forth in the STI Classic Funds prospectuses. The shares of each STI Classic Fund have no preference as to conversion, exchange, dividends, retire-ment or other features, and have no preemptive rights.

      Voting Requirements. Holders of shares of the STI Classic Funds are entitled to one vote for each full share held and fractional votes for frac-tional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that: (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class; and (ii) when the trustees of the Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote.

      Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trust-ees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

      Election and Term of Trustees. The STI Classic Funds' affairs are super-vised by the Trustees under the laws governing business trusts in the state of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their succes-sors are duly elected and qualified or until their death, removal or resigna-tion. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

      Shareholder Liability. Pursuant to the Trust's Declaration of Trust, shareholders of the STI Classic Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

      Liability of Trustees. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and offi-cers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

ESC Strategic Funds

      General. The Corporation was organized as a Maryland corporation on November 24, 1993. The Corporation is governed by its Articles of Incorpora-tion dated November 24, 1993, as amended, its By-Laws, and applicable Maryland law.

      Shares. The Corporation is authorized to issue up to 650 million shares of capital stock, with a par value per share of $.001, all of which are desig-nated Common Stock. The Board of Directors may classify or reclassify any unissued shares of capital stock into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, prefer-ences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms of such shares of stock and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of stock, or shares of any existing class or series of stock. The shares of Common Stock of each of the ESC Strategic Funds are cur-rently classified into two classes, Class A and Class D shares. The two clas-ses differ from each other with respect to Fund expenses, distribution costs, and front-end sales loads, as set forth in the ESC Strategic Funds prospec-tuses incorporated herein by reference. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights.

      Voting Requirements. Shareholders of the ESC Strategic Funds are enti-tled to one vote for each full share held and fractional votes for fractional shares. At meetings of shareholders, the holders of one-third of the shares of stock of the Corporation entitled to vote at the meeting, present in person or by proxy, constitute a quorum unless voting by separate class or series is required, in which case the presence of one-third of the shares of stock of such class or series shall constitute a quorum. All shares of all classes and series shall vote together as a single class, provided that (a) when the Mary-land General Corporation Law or the Investment Company Act of 1940 requires that a class or series vote separately with respect to a given matter, the separate voting requirements of the applicable law shall govern with respect to the affected class(es) and/or series and other classes and series shall vote as a single class and (b) unless otherwise required by those laws, no class or series shall vote on any matter which does not affect the interest of that class or series.

      Shareholder Meetings. An annual meeting of shareholders for the election of Directors and the transaction of such other business as may properly come before the meeting will be held at such time and place as the Board of Direc-tors selects. The Corporation is not required to hold an annual meeting of its shareholders in any year in which the election of directors is not required to be acted upon under the 1940 Act. Special meetings of shareholders of a Fund or class of shareholders may be called at any time by the President, the Sec-retary or by a majority of the Board of Directors and will be held at such time and place as may be stated in the notice of the meeting. The Secretary may call a special meeting of shareholders upon written request by sharehold-ers entitled to cast no less than 10% of the votes entitled to be cast at the meeting. Before a notice of a special meeting called by shareholders will be sent out by the Secretary, such shareholders must pay the estimated costs of preparing and mailing the notice.

      Election and Term of Directors. Directors are elected annually, by writ-ten ballot at the annual meeting of shareholders or a special meeting held for that purpose. If no annual meeting of the shareholders of the Corporation is required to be held in a particular year pursuant to the By-Laws, Directors will be elected at the next annual meeting held. The term of office of each Director shall be from the time of his or her election and qualification until the election of Directors next succeeding his or her election and until his or her successor shall have been elected and shall have qualified. Any Director may be removed by a majority vote of the votes entitled to be cast for the election of Directors. If any vacancy occurs in the Board of Directors by rea-son of death, resignation, removal or otherwise, the remaining Directors shall continue to act and, subject to the provisions of the 1940 Act, the vacancy may be filled by a majority of the remaining Directors, although less than a quorum (if not previously filled by the shareholders). Vacancies created by reason of an increase in the autho-rized number of Directors (if not previously filled by the shareholders) may be filled only by a majority vote of the entire Board of Directors.

      Shareholder Liability. The shareholders of the ESC Strategic Funds have no personal liability for acts or obligations of the Corporation.

      Liability of Directors. To the fullest extent permitted by the Maryland General Corporation Law and the 1940 Act, no Director or officer of the Corpo-ration shall be liable to the Corporation or to its shareholders for money damages. The Articles of Incorporation provide that the Corporation will indemnify its directors and officers to the fullest extent permitted under Maryland Law and the 1940 Act.

      Liquidation or Dissolution. At any time there are no shares outstanding for a particular class or series, the Board of Directors may liquidate such class or series in accordance with applicable law. In the event of the liqui-dation or dissolution of the Corporation, or of a class or series, when there are shares outstanding of the Corporation or of the class or series, the shareholders of the Corporation or of each class or series, as applicable, are entitled to receive, as declared by the Board of Directors, the excess of the assets attributable to that class or series over the liabilities of that class or series. The excess amounts will be distributed to each shareholder of the class or series in proportion to the number of outstanding shares of that class or series held by that shareholder.

      The foregoing is only a summary of certain rights of shareholders of the STI Classic Funds and the ESC Strategic Funds under their governing charter documents and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

        INFORMATION ABOUT THE STI CLASSIC FUNDS AND ESC STRATEGIC FUNDS

      Information concerning the operation and management of the STI Classic Funds is incorporated herein by reference to the current prospectus relating to the Existing STI Classic Funds and the New STI Classic Fund, which is incorporated herein by reference and a copy of which accompanies this Proxy Statement/Prospectus. Additional information about the STI Classic Funds is included in the Statements of Additional Information for the Existing STI Classic Funds dated October 1, 1999, and for the New STI Classic Fund dated January 24, 2000, which are available upon request and without charge by call-ing 1-800-874-4770.

      Information about the ESC Strategic Funds is included in the current prospectus relating to those Funds dated July 30, 1999, which is incorporated by reference herein. Additional information is included in the Statement of Additional Information of ESC Strategic Funds dated July 29, 1999, which is available upon request and without charge by calling 1-800-261-FUND (3863). The current prospectus and Statement of Additional Information have been filed with the SEC.

      The STI Classic Funds and ESC Strategic Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549.

      Interest of Certain Persons in the Transactions. SunTrust may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the STI Classic Funds and the ESC Strategic Funds pursuant to advisory agreements with the Funds. Future growth of the STI Classic Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

      Financial Statements. The financial statements of the Existing STI Clas-sic Funds contained in the STI Classic Funds annual report to shareholders for the fiscal year ended May 31, 1999 have been audited by Arthur Andersen, LLP, its independent accountants. These financial statements, as well as interim financial statements for the Existing STI Classic Funds dated as of November 30, 1999 and pro forma financial statements for the STI Classic Small Cap Growth Stock Fund and STI Classic High Income Fund reflecting those Funds after the Reorganization (as of November 30, 1999, the ESC Strategic Interna-tional Equity Fund and ESC Strategic Appreciation Fund each had a net asset value which was not more than 10 percent of its corresponding STI Classic Fund's net asset value), are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the par-ticipating STI Classic Funds, and not to any other Funds that are part of the STI Classic Fund families and described therein.

      The financial statements of the ESC Strategic Funds contained in ESC Strategic Funds' Annual Report to shareholders for the fiscal year ended March 31, 1999 have been audited by PricewaterhouseCoopers LLP, its independent accountants. These financial statements are incorporated by reference into this Proxy Statement/Prospectus. The STI Classic Funds and ESC Strategic Funds each will furnish, without charge, a copy of its most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the STI Classic Funds at SEI Investments Distribution Co., Oaks, PA 19456 or by calling 1-800-874-4770 and to the ESC Strategic Funds at P.O. Box 182487, Columbus, OH 43218-2487 or by calling 1-800-261-FUND (3863).

      Pending Litigation. On May 19, 1999, a class action complaint was filed in the State of Tennessee Circuit Court for Davidson County at Nashville against the Corporation and STES by Allison Hines, on behalf of herself and all others similarly situated who invested in the ESC Strategic Value Fund (the "Value Fund"), a series of the Corporation that voluntarily liquidated in March 1999. On June 17, 1999, defendants removed the case to the United States District Court for the Middle District of Tennessee (Nashville Division). On June 23, 1999, plaintiff filed an amended complaint ("Complaint") alleging claims under Section 12(2) of the Securities Act of 1933 and Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder, as well as state law claims for securities fraud, common law fraud, breach of fiduciary duty, and breach of implied contract. The crux of the Complaint is that the prospectus and other filings related to the Value Fund failed to disclose the circumstances and risks under which the Value Fund might liquidate and that Value Fund made misrepresentations about seeking investors for the long term. The Complaint seeks rescission and/or damages in an amount to be proved at trial, punitive damages and attorney's fees. On September 17, 1999, the state securities fraud claim, as well as the common law fraud and breach of implied contract claims were dismissed with prejudice. The federal securities law and breach of fidu-ciary duty claims remain pending.

  THE BOARD OF DIRECTORS OF THE ESC STRATEGIC FUNDS, INC. RECOMMENDS THAT YOU
              VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

                                VOTING MATTERS

      General Information. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of the ESC Strategic Funds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the STI Classic Funds and ESC Strategic Funds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicita-tion will be borne by STES.

      Voting Rights and Required Vote. Shareholders of the ESC Strategic Funds are entitled to one vote for each full share held and fractional votes for fractional shares. The holders of one-third of the shares of stock of the Cor-poration and entitled to vote at the Meeting, present in person or by proxy, constitute a quorum. Approval of the Reorganization with respect to each ESC Strategic Fund requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to ESC Strategic Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the ESC Stra-tegic Funds will be voted upon separately by the shareholders of the respec-tive Funds. The consummation of each Fund's Reorganization is not conditioned on the approval of any other Fund.

      Shares represented by a properly executed proxy will be voted in accor-dance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been vot-ed. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorgani-zation.

      If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the holders of a majority of shares present in person or by proxy at the meet-ing and entitled to vote at the Meeting, whether or not sufficient to consti-tute a quorum, or any officer present entitled to preside or act as Secretary of such meeting, may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present. The costs of any additional solicitation and of any adjourned session will be borne by STES.

      Record Date and Outstanding Shares. Only shareholders of record of the ESC Strategic Funds at the close of business on January 18, 2000 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postpone-ment or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

     ESC Strategic Funds                                  Shares of common stock
     -------------------                                  ----------------------
     Small Cap Fund
       Class A...........................................     1,661,039.605
       Class D...........................................       573,479,131
     Small Cap II Fund
       Class A...........................................       607,839.799
       Class D...........................................       391,020.787
     International Equity Fund
       Class A...........................................       186,392.847
       Class D...........................................       120,489.634
     Appreciation Fund
       Class A...........................................       809,356.858
       Class D...........................................       254,909.703
     Income Fund
       Class A...........................................       405,903.703
       Class D...........................................        50,523.243

Security Ownership of Certain Beneficial Owners and Management.

      ESC Strategic Funds. As of the Record Date, the officers and Directors of the ESC Strategic Funds as a group, beneficially owned less than 1% of the outstanding Class A and Class D shares of the ESC Strategic Funds. As of the Record Date, to the best of the knowledge of the ESC Strategic Funds, the fol-lowing persons owned of record or beneficially 5% or more of the outstanding shares of each of the classes of the following ESC Strategic Funds:

------------------------------------------------------------------------------
                                                          Percentage Type of
Name and Address                Fund/Class                Ownership  Ownership
------------------------------------------------------------------------------
DB ALEX BROWN LLC.............. Appreciation Fund, Class    64.43%       **
                                A
PO BOX 1346
BALTIMORE, MD 21203-
DB ALEX BROWN LLC.............. International Equity        18.14%       **
PO BOX 1346                     Fund, Class A
BALTIMORE, MD 21203-
EQUITABLE TRUST COMPANY........ International Equity        26.08%       **
800 NASHVILLE CITY CTR          Fund, Class A
NASHVILLE, TN 37219-1743
JUPITER & CO................... Small Cap Fund, Class A     13.50%       **
PO BOX 9130 FPG 90
BOSTON, MA 02117-
EQUITABLE TRUST COMPANY........ Small Cap Fund, Class A      8.14%       **
800 NASHVILLE CITY CTR
NASHVILLE, TN 37219-1743
DB ALEX BROWN LLC.............. Income Fund, Class A         6.39%       **
PO BOX 1346
BALTIMORE, MD 21203-
HOMESURE OF AMERICA INC........ Income Fund, Class A        65.07%       **
PO BOX 551510
FT LAUDERDALE, FL 33355-1510
EQUITABLE SECURITIES            Small Cap II Fund, Class
 CORPORATION................... A                            8.26%       **
800 NASHVILLE CITY CTR
NASHVILLE, TN 37219-1743
VANGUARD GROUP................. Small Cap II Fund, Class     8.00%       **
                                A
PO BOX 2600 VM 613
VALLEY FORGE, PA 19482-
DB ALEX BROWN LLC.............. Appreciation Fund, Class    11.64%       **
                                D
PO BOX 1346
BALTIMORE, MD 21203-
DB ALEX BROWN LLC.............. International Equity        56.47%       **
                                Fund,
PO BOX 1346                     Class D
BALTIMORE, MD 21203-

------------------------------------------------------------------------------
                                                          Percentage Type of
Name and Address                Fund/Class                Ownership  Ownership
------------------------------------------------------------------------------
DB ALEX BROWN LLC.............. Income Fund, Class D        67.59%       **
PO BOX 1346
BALTIMORE, MD 21203-
PAINEWEBBER FOR THE BENEFIT OF
 MARY E MOORE.................. Income Fund, Class D         5.02%        +
935 DAVIS DRIVE NW
ATLANTA, GA 30327-4533
ROCKIE D MILLER................ Income Fund, Class D         8.10%        +
345 HIGHLAND ST
BELMONT, WI 53510-
PAINEWEBBER FOR THE BENEFIT OF  Small Cap II Fund, Class
 JANE B COKER.................. D                            5.25%        +
1350 BARRON COURT NW
ATLANTA, GA 30327-1804
------------------------------------------------------------------------------

*  Record and Beneficial Ownership.
** Record Ownership Only.
+  Beneficial Owner Only.

      STI Classic Funds. As of the Record Date, the officers and Trustees of the participating STI Classic Funds as a group, beneficially owned less than 1% of the outstanding Trust Shares, Investor Shares and Flex Shares of the participating STI Classic Funds. As of the Record Date, to the best of the knowledge of the STI Classic Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the following STI Classic Funds:

-------------------------------------------------------------------------------
                                                           Percentage Type of
Name and Address                 Fund/Class                Ownership  Ownership
-------------------------------------------------------------------------------
TRUSTMAN--.....................  International Equity        93.14%       **
SUNTRUST BANKS                   Fund, Trust Class
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870
TRUSTMAN--.....................  Small Cap Growth Stock      85.90%       **
SUNTRUST BANKS                   Fund, Trust Class
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870
P O BOX 105870
ATLANTA GA 30348-5870
TRUSTMAN--.....................  Growth and Income, Trust    90.89%       **
SUNTRUST BANKS                   Class
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870

-------------------------------------------------------------------------------

*  Record and Beneficial Ownership.
** Record Ownership Only.
+  Beneficial Owner Only.

      Expenses. In order to obtain the necessary quorum at the Meeting, addi-tional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust or the Advisers at an esti-mated cost of approximately $15,000. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by the ESC Strategic Funds and STES and/or SunTrust. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                OTHER BUSINESS

      The Board of Directors of the Corporation knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

      ESC Strategic Funds. Shareholder inquiries may be addressed to ESC Stra-tegic Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 1-800-261-FUND (3863).

      STI Classic Funds. Shareholder inquiries may be addressed to STI Classic Funds in writing at SEI Investments Distribution Co. or by calling 1-800-874-4770.

      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, THE INTERNET, OR IN PERSON AT THE MEETING. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                             SHAREHOLDER INQUIRIES

      ESC Strategic Funds. Shareholder inquiries may be addressed to ESC Stra-tegic Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 1-800-261-FUND (3863).

      STI Classic Funds. Shareholder inquiries may be addressed to STI Classic Funds in writing at SEI Investments Distribution Co. or by calling 1-800-874-4770.

      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, THE INTERNET, OR IN PERSON AT THE MEETING. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                                                                      EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as
of this    day of February, 2000, by and between STI Classic Funds, a Massa-
chusetts business trust, with its principal place of business at 2 Oliver Street, Boston, MA 02109 (the "Trust"), with respect to its Small Cap Growth Stock Fund, International Equity Fund, Growth and Income Fund and High Income Fund, each a separate series of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and ESC Strategic Funds, Inc., a Maryland corporation, with its principal place of business at 3435 Stelzer Road, Colum-bus, OH 43219 ("ESC Strategic Funds"), with respect to its Small Cap Fund, Small Cap II Fund, International Equity Fund, Appreciation Fund and Income Fund, each a separate series of ESC Strategic Funds (each a "Selling Fund" and, together the "Selling Funds" and, collectively with the Acquiring Funds, the "Funds").

      This Agreement is intended to be, and is adopted as, a plan of reorgani-zation within the meaning of Section 368(a) of the United States Internal Rev-enue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all of the assets of each Selling Fund in exchange for, as applicable, Investor Shares and Flex Shares of beneficial interest, no par value per share, of its respective Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the identified liabilities of each Selling Fund; and
(iii) the distribution, after the Closing Dates hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund and the liquidation of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, each Acquiring Fund and each Selling Fund is a separate series of the Trust and ESC Strategic Funds, respectively, and the Trust and ESC Strategic Funds are open-end, registered management investment companies and each Selling Fund owns securities that generally are assets of the character in which its respective Acquiring Fund is permitted to invest;

      WHEREAS, each Fund is authorized to issue its shares of beneficial interest or shares of common stock, as the case may be;

      WHEREAS, the Trustees of the Trust have determined that the Reorganiza-tion, with respect to each Acquiring Fund, is in the best interests of each Acquiring Fund's shareholders and that the interests of the existing share-holders of the Acquiring Fund will not be diluted as a result of the Reorgani-zation;

      WHEREAS, the Directors of ESC Strategic Funds have determined that the Reorganization, with respect to each Selling Fund, is in the best interests of the Selling Fund's shareholders and that the interests of the existing share-holders of the Selling Fund will not be diluted as a result of the Reorganiza-tion;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows;

                                   ARTICLE I

 TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES
    AND THE ASSUMPTION OF SELLING FUNDS' LIABILITIES AND LIQUIDATION OF THE
                                 SELLING FUNDS

      1.1 The Exchange. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets and stated liabilities, as set forth in paragraph 1.2, to its respective Acquiring Fund. In exchange, each Acquiring Fund agrees: (i) to deliver to its respective Selling Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multi-plying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of each such class of the Selling Fund by (y) the net asset value per share of the corre-sponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transac-tions shall take place at the closing dates provided for in paragraph 3.1.

      1.2 Assets to be Acquired. The assets of each Selling Fund to be acquired by its respective Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of such Sell-ing Fund on its respective Closing Date.

      Each Selling Fund has provided its respective Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. Each Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the pay-ment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

      Each Selling Fund will, within a reasonable period of time prior to its respective Closing Date, furnish each Acquiring Fund with a list of the Sell-ing Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time prior to its respective Closing Date, furnish its respective Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by its Acquiring Funds, will dispose of securities on the Acquiring Fund's list prior to its respective Closing Date. In addition, if it is deter-mined that the portfolios of a Selling Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of its respective Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's directors or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

      1.3 Liabilities to be Assumed. Each Selling Fund will endeavor to dis-charge all of its known liabilities and obligations to the extent possible prior to its respective Closing Date. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a State-ment of Assets and Liabilities of its respective Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume only those liabilities of its respective Selling Fund reflected in its Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

      In addition, upon completion of the Reorganization, for purposes of cal-culating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by an Acquiring Fund under the National Asso-ciation of Securities Dealers, Inc. ("NASD") Conduct Rule 2830 (the "Maximum Amount"), each Acquiring Fund will add to the Maximum Amount immediately prior to the Reorganization, the Maximum Amount of each Selling Fund immediately prior to the Reorganization, calculated in accordance with NASD Conduct Rule 2830.

      1.4 Prior to each Closing Date, the Trust and ESC Strategic Funds shall file appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of each respective Closing Date.

      1.5 Liquidation and Distribution. On or as soon after its Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valua-tion Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in para-graph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be can-celed on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such trans-fer. Each Selling Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Selling Fund before the Effective Time with respect to Selling Fund shares that are held of record by a Selling Fund Shareholder at the Effective Time on its respective Closing Date.

      1.6 Ownership of Shares. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the net asset value of each Selling Fund's shares, to be distributed to shareholders of each Selling Fund.

      1.7 Transfer Taxes. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Sell-ing Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.8 Reporting Responsibility. Any reporting responsibility of each Sell-ing Fund is and shall remain the responsibility of the Selling Fund, up to and including its respective Closing Date, and such later date on which the Sell-ing Fund is terminated.

      1.9 Termination. Each Selling Fund shall be terminated promptly follow-ing its respective Closing Date and the making of all distributions pursuant to paragraph 1.5.

      1.10 Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the con-text requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust and ESC Strategic Funds, respectively, which are involved in the Reorganization as of the Closing Dates.

                                  ARTICLE II

                                   VALUATION

      2.1 Valuation of Assets. The value of a Selling Fund's assets to be acquired by its respective Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to each respective Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the ESC Strategic Funds' Articles of Incorporation and each Selling Fund's then current prospectuses and state-ments of additional information or such other valuation procedures as shall be mutually agreed upon by the parties. Each Acquiring Fund and Selling Fund agrees, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities deter-mined in accordance with the pricing policies and procedures of an Acquiring Fund and those determined in accordance with the pricing policies and proce-dures of its respective Selling Fund.

      2.2 Valuation of Shares. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of nor-mal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and each Acquiring Fund's then current prospectuses and statements of additional information.

      2.3 Shares to be Issued. The number of each Acquiring Fund's shares of each class to be issued (including fractional shares, if any) in exchange for its respective Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio com-puted by (x) dividing the net asset value per share of the Selling Fund of each of its classes by (y) the net asset value per share of the corresponding classes of the Acquiring Fund determined in accordance with paragraph 2.2
[(a) X (b), where (b) = (x) / (y)]. Holders of Class A shares of the Selling Funds, with the exception of the ESC Strategic Income Fund, will receive Investor Shares of the corresponding Acquiring Funds. Holders of Class D shares of the Selling Funds and holders of Class A shares of the ESC Strategic Income Fund will receive Flex Shares of the corresponding Acquiring Funds. Holders of Class A shares and Class D shares, respectively, of the ESC Strate-gic Small Cap Fund and the ESC Strategic Small Cap II Fund will receive Investor Shares and Flex Shares, respectively, of the STI Classic Small Cap Growth Stock Fund.

      2.4 Determination of Value. Except with respect to a Selling Fund's assets, which shall be valued by BISYS Fund Services, Limited Partnership ("BISYS"), all computations of value shall be made by SunTrust Bank, Atlanta in accordance with its regular practice in pricing the shares and assets of each Acquiring Fund.

                                  ARTICLE III

                          CLOSINGS AND CLOSING DATES

      3.1 Closing Dates. The closing (each a "Closing" and collectively, the "Closings") shall occur in two steps. There will be a separate closing on or about March 27, 2000 for the ESC Strategic Funds' Small Cap Fund, Small Cap II Fund, International Equity Fund and Appreciation Fund and a separate closing on March 28, 2000 for the ESC Income Fund or such other date(s) as the parties may agree to in writing (each a "Closing Date" and collectively, the "Closing Dates"). All acts taking place at the Closings shall be deemed to take place immediately prior to the Closing Dates unless otherwise provided. The Closings shall be held as of 9:00 a.m. (the "Effective Time") at the offices of the SEI Investments, One Freedom Valley Drive, Oaks, PA 19456, or at such other time and/or place as the parties may agree.

      3.2 Custodian's Certificate. Union Bank of California, as custodian for each Selling Fund (the "Custodian"), shall deliver at the Closing a certifi-cate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Dates; and (b) all neces-sary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

      3.3 Effect of Suspension in Trading. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be dis-rupted so that accurate appraisal of the value of the net assets of an Acquir-ing Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

      3.4 Transfer Agent's Certificate. BISYS, as transfer agent for each Selling Fund as of the Closing Dates, shall deliver at the Closings a certifi-cate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage owner-ship of outstanding shares owned by each such shareholder immediately prior to the Closings. Each Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evi-dencing Acquiring Fund Shares to be credited on the Closing Dates to the Sec-retary of ESC Strategic Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closings, each party shall deliver to the other such bills of sale, checks, assignments, share certifi-cates, receipts and other documents, if any, as such other party or its coun-sel may reasonably request.

                                  ARTICLE IV

                        REPRESENTATIONS AND WARRANTIES

      4.1 Representations of the Selling Funds. Each Selling Fund represents and warrants to its respective Acquiring Fund as follows:

      (a) The Selling Fund is a separate series of a corporation duly orga-nized, validly existing, and in good standing under the laws of the State of Maryland.

      (b) The Selling Fund is a separate series of a Maryland corporation that is registered as an open-end management investment company, and such corpora-tion's registration with the Securities and Exchange Commission (the "Commis-sion") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), is in full force and effect.

      (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable require-ments of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or nec-essary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (d) The Selling Fund is not, and the execution, delivery, and perfor-mance of this Agreement (subject to shareholder approval) will not result in the violation of any provision of ESC Strategic Funds' Articles of Incorpora-tion or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

      (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

      (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowl-edge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Sell-ing Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Selling Fund's business or its ability to consummate the transactions contemplated herein.

      (g) The financial statements of the Selling Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial con-dition of the Selling Fund as of September 30, 1999, and there are no known contingent liabilities of the Selling Fund as of that date not disclosed in such statements.

      (h) Since September 30, 1999, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

      (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment there-of. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

      (j) All issued and outstanding shares of the Selling Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstand-ing options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

      (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, and the filing of Articles of Transfer pursuant to the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restric-tions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

      (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Sub-ject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorga-nization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

      (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy mate-rials, and other documents that may be necessary in connection with the trans-actions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

      (n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Sharehold-ers and on the Closing Date, any written information furnished by the Selling Fund with respect to the Selling Fund for use in the Prospectus/Proxy State-ment (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a mate-rial fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

      (o) The Selling Fund has elected to qualify and has qualified as a "reg-ulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year ending upon its liquida-tion.

      (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by ESC Strategic Funds, for itself and on behalf of each Selling Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of Articles of Transfer pursuant to Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contem-plated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

      4.2 Representations of the Acquiring Funds. Each Acquiring Fund repre-sents and warrants to its respective Selling Fund as follows:

      (a) The Acquiring Fund is a separate series of a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

      (b) The Acquiring Fund is a separate series of a Massachusetts business trust that is registered as open-end management investment company, and such Massachusetts business trust's registration with the Commission as an invest-ment company under the 1940 Act is in full force and effect.

      (c) The current prospectuses and statements of additional information of the Acquiring Fund conform in all material respects to the applicable require-ments of the 1933 Act and the 1940 Act and the rules and regulations thereun-der, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such state-ments therein, in light of the circumstances under which they were made, not misleading.

      (d) The Acquiring Fund is not, and the execution, delivery and perfor-mance of this Agreement will not result, in a violation of the Trust's Decla-ration of Trust or By-Laws or of any material agreement, indenture, instru-ment, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

      (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pend-ing, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or sub-ject to the provisions of any order, decree, or judgment of any court or gov-ernmental body that materially and adversely affects its business or its abil-ity to consummate the transaction contemplated herein.

      (f) The financial statements of the Acquiring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of September 30, 1999 and there are no known contingent liabilities of the Acquiring Fund as of such date which are not disclosed in such statements.

      (g) Since November 30, 1999, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

      (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed by such date shall have been filed. All federal and other taxes shown due on such returns and reports shall have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

      (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

      (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

      (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

      (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy mate-rials, and other documents that may be necessary in connection with the trans-actions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

      (m) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund sharehold-ers and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

      (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

      (o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the

Registration Statement, the necessary exemptive relief requested from the Com-mission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

      (p) The Acquiring Fund intends to qualify as a RIC under the Code, and with respect to each Acquiring Fund that has conducted material investment operations prior to the Closing Date, the Acquiring Fund has elected to qual-ify and has qualified as a RIC under the Code as of and since its first tax-able year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

                                   ARTICLE V

            COVENANTS OF EACH ACQUIRING FUND AND EACH SELLING FUND

      5.1 Operation in Ordinary Course. Subject to paragraph 8.5 each Acquir-ing Fund and Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the respective Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

      5.2 Approval of Shareholders. ESC Strategic Funds will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 Investment Representation. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

      5.4 Additional Information. Each Selling Fund will assist its respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

      5.5 Further Action. Subject to the provisions of this Agreement, each Acquiring Fund and its respective Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably neces-sary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the applicable Closing Date.

      5.6 Statement of Earnings and Profits. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Selling Fund shall furnish its respective Acquiring Fund, in such form as is reasona-bly satisfactory to the Acquiring Fund, a statement of the earnings and prof-its of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by PricewaterhouseCoopers LLP and certified by ESC Strategic Funds' Treasurer.

      5.7 Preparation of Form N-14 Registration Statement. The Trust will pre-pare and file with the Commission a registration statement on Form N-14 under the 1933 Act (the "Registration Statement"), relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of each Selling Fund and the prospectus of each Acquiring Fund relating to the trans-action contemplated by this Agreement (the "Prospectus/Proxy Statement"). The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Selling Fund will provide its respective Acquiring Funds with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement, in connection with the meetings of the Selling Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

      5.8 Indemnification of Directors. The Trust will assume certain liabili-ties and obligations of ESC Strategic Funds relating to any obligation of ESC Strategic Funds to indemnify its current and former Directors and officers, acting in their capacities as such, to the fullest extent permitted by law and the ESC Strategic Funds' Articles of Incorporation, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Directors and officers, acting in their capac-ities as such, under the ESC Strategic Funds' Articles of Incorporation as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its succes-sors or assigns.

                                  ARTICLE VI

           CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

      The obligations of each Selling Fund to consummate the transactions pro-vided for herein shall be subject, at its election, to the performance by its respective Acquiring Fund of all the obligations to be performed by it pursu-ant to this Agreement on or before the applicable Closing Date, and, in addi-tion, subject to the following conditions:

      6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its respective Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Trea-surer or Assistant Treasurer, in form and substance satisfactory to the Sell-ing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

      6.2 The Selling Funds shall have received on the Closing Date an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, dated as of such Clos-ing Date, in a form reasonably satisfactory to the Selling Funds, covering the following points:

      (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

      (b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

      (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

      (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

      (e) The Registration Statement, has been declared effective by the Com-mission and to such counsel's knowledge, no stop order under the 1933 Act per-taining thereto has been issued, and to the knowledge of such counsel, no con-sent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for con-summation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

      (f) The execution and delivery of this Agreement did not, and the con-summation of the transactions contemplated herein will not result in a viola-tion of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertak-ing (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

      (g) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the effective date of the Regis-tration Statement or the Closing Date which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

      (h) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, and except as oth-erwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation of or before any court or governmental body that is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, to the knowledge of such counsel, the Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Registration Statement.

      Such counsel shall also state that they have participated in conferences with officers and other representatives of each Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel is not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement, on the basis of the foregoing (relying as to mate-riality exclusively upon the opinions of the Trust's officers and other repre-sentatives of each Acquiring Fund) and without such counsel having made any investigations of the statements made in the Prospectus/Proxy Statement, no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue state-ment of a material fact or omitted to state a material fact required to be stated regarding an Acquiring Fund or necessary, in the light of the circum-stances under which they were made, to make the such statements regarding an Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any finan-cial or statistical data, or as to the information relating to each Selling Fund, contained in the Prospectus/Proxy Statement or the Registration State-ment, and that such opinion is solely for the benefit of ESC Strategic Funds and each Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appro-priate to render the opinions expressed therein.

      In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

      6.3 As of the Closing Date with respect to the Reorganization of the Selling Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribu-tion, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Prospectus/Proxy Statement.

      6.4 For the period beginning at the Closing Date and ending not less than six years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the lia-bility coverage currently applicable to both former and current Directors and officers of ESC Strategic Funds, covering the actions of such Directors and officers of ESC Strategic Funds for the period they served as such.

                                  ARTICLE VII

          CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

      The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by each corresponding Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement, on or before the applicable Closing Date and, in addition, shall be subject to the following conditions:

      7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. Each Selling Fund shall have delivered to its respective Acquiring Funds on such Closing Date a certificate executed in the Selling Fund's name by ESC Strategic Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance sat-isfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to its respective Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Clos-ing Dates, certified by the Treasurer of ESC Strategic Funds.

      7.3 The Acquiring Fund shall have received on the applicable Closing Date an opinion of Dechert Price & Rhoads, counsel to each Selling Fund, dated as of such Closing Date in a form satisfactory to the Acquiring Fund covering the following points:

      (a) ESC Strategic Funds is a corporation duly organized, validly exist-ing and in good standing under the laws of the State of Maryland and, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

      (b) ESC Strategic Funds is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commis-sion is in full force and effect.

      (c) This Agreement has been duly authorized, executed and delivered by ESC Strategic Funds on behalf of each Selling Fund and, assuming due authori-zation, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganiza-tion, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

      (d) To the knowledge of such counsel, except for the filing of Articles of Transfer pursuant to Maryland law, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by a Selling Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

      (e) The execution and delivery of this Agreement did not, and the con-summation of the transactions contemplated hereby will not result in a viola-tion of ESC Strategic Funds' Articles of Incorporation or By-laws, or any pro-vision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

      (f) In the ordinary course of such counsel's representation of the Sell-ing Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Selling Fund) existing on or before the date of mailing of the Prospectus/Proxy Statement and the Closing Date, which are required to be described in the Prospectus/Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

      (g) In the ordinary course of such counsel's representation of the Sell-ing Funds, and without having made any investigation, and except as otherwise disclosed, such Counsel in not aware of any litigation or administrative pro-ceeding or investigation of or before any court or governmental body that is presently pending or threatened as to a Selling Fund or any of its respective properties or assets. In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, to the knowl-edge of such counsel, no Selling Fund is a party to or subject to the provi-sions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Selling Fund's business other than as previously disclosed in the Prospectus/Proxy Statement.

      (h) Assuming that a consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration state-ment, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

      Such counsel shall also state that they have participated in conferences with officers and other representatives of each Selling Fund at which the con-tents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibil-ity for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement, on the basis of the foregoing (relying as to materiality to exclusively upon the opinions of ESC Strategic Funds' officers and other representatives of each Selling Fund) and without such counsel hav-ing made any investigations of the statements made in the Prospectus/Proxy Statement, no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding a Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel do not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Acquiring Fund contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and each Acquiring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Dechert Price & Rhoads appropriate to render the opinions expressed therein, and shall indi-cate, with respect to matters of Maryland law, that such opinions are based either upon the review of published statutes, cases and rules and regulations of the State of Maryland or upon an opinion of Maryland counsel.

      In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                 ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND SELLING
                                     FUND

      If any of the conditions set forth below do not exist on or before the applicable Closing Date with respect to each Selling Fund or its respective Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein, with respect to each Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the respective Selling Fund in accordance with Maryland law and the provisions of ESC Strategic Funds' Arti-cles of Incorporation and By-Laws. Certified copies of the resolutions evi-dencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On each Closing Date, the Commission shall not have issued an unfa-vorable report under Section 25(b) of the 1940 Act, or instituted any proceed-ing seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (in-cluding those of the Commission and of State Blue Sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions con-templated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Selling Fund, provided that either party hereto may waive any such conditions for itself.

      8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no inves-tigation or proceeding for that purpose shall have been instituted or be pend-ing, threatened or contemplated under the 1933 Act.

      8.5 Each Selling Fund shall have declared and paid a dividend or divi-dends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the applicable Closing Dates (computed without regard to any deduction for divi-dends paid) and all of its net capital gains realized in all taxable periods ending on or prior to such Closing Dates (after reduction for any capital loss carry forward).

      8.6 The parties shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to each Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to each Sell-ing Fund:

      (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identi-fied liabilities of the Selling Fund (followed by the distribution of Acquir-ing Fund Shares to the Selling Fund shareholders in dissolution and liquida-tion of the Selling Fund) will constitute a "reorganization" within the mean-ing of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

      (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Share and the assumption by the Acquiring Fund of the identified liabil-ities of the Selling Fund.

      (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identi-fied liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

      (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

      (e) The aggregate tax basis for Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Funds Share to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefore were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganiza-tion.

      (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

      Such opinion shall be based on customary assumptions and such represen-tations as Morgan, Lewis & Bockius LLP may reasonably request, and each Sell-ing Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                  ARTICLE IX

                                   EXPENSES

      9.1 Except as otherwise provided for herein, expenses related to the Reorganization that are incurred by the Selling Funds will be paid as follows:
The Selling Funds will pay a portion of the Reorganization expenses up to the amount each Selling Fund would have paid during the fiscal year ending March 31, 2000 under the expense caps that are currently in place for each Selling Fund. All remaining expenses will be borne by the investment adviser to the Selling Funds, SunTrust Equitable Securities Corporation, a wholly-owned sub-sidiary of SunTrust Banks, Inc. ("SunTrust") and/or SunTrust. Reorganization expenses include, without limitation: (a) expenses associated with the prepa-ration and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933 Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing; (d) accounting fees;
(e) legal fees incurred by each Selling Funds; and (f) solicitation costs of the transaction.

                                   ARTICLE X

                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Trust on behalf of each Acquiring Fund and ESC Strategic Funds on behalf of each Selling Fund agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

      10.2 Except as specified in the next sentence set forth in this section 10.2, the representation, warranties, and covenants contained in this Agree-ment or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after each Closing Date, and the obligations of each of the Acquiring Funds in sections 5.9 and 6.4, shall con-tinue in effect beyond the consummation of the transactions contemplated here-under.

                                  ARTICLE XI

                                  TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Trust and ESC Strategic Funds. In addition, either the Trust or ESC Strategic Funds may at their option terminate this Agreement at or prior to either Clos-ing Date due to:

      (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to each Closing Date, if not cured within 30 days;

      (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

      (c) a determination by the parties' Board of Directors or Board of Trustees, as appropriate, determine that the consummation of the transactions contemplated herein are not in the best interest of ESC Strategic Funds or the Trust, respectively, and give notice to the other party hereto.

      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Fund, the Trust, ESC Strategic Funds, the respective Trustees, Directors or officers, to the other party or its Trustees, Directors or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                  ARTICLE XII

                                  AMENDMENTS

      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Selling Funds and the Acquiring Fund; provided, however, that following the meetings of the Selling Fund Shareholders called by a Selling Fund pursu-ant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the det-riment of such shareholders without their further approval.

                                 ARTICLE XIII

  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of each Selling Fund, shall be governed and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provi-sions thereof.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obliga-tions hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be con-strued to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or rem-edies under or by reason of this Agreement.

      13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nomi-nees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Acquiring Fund and signed by authorized officers of the Trust, acting as such. Such authorization by such Trustees nor such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liabil-ity on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in the Trust's Declaration of Trust.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                         STI CLASSIC FUNDS

                                         By: ________________
                                         Name: Kevin P. Robins
                                         Title: Vice President

                                         ESC STRATEGIC FUNDS, INC.

                                         By: ________________
                                         Name: R. Jeffrey Young
                                         Title: President

                                                                       Exhibit B

                  MANAGEMENTS DISCUSSION OF FUND PERFORMANCE
                  ------------------------------------------

                       STI Classic Growth and Income Fund
                       ----------------------------------

The STI Classic Growth and Income Fund (the "Fund") is the newest equity fund member of the STI Classic family, as the successor fund to the former CrestFunds Value Fund. CrestFunds merged into STI on May 24, 1999. The Growth and Income Fund invests primarily in a diversified mix of domestic and the ADR's of foreign common stocks of companies with market capitalization of at least $1 billion. The Funduses a quantitative screening process to help select stocks of companies from both the value and growth equity investment styles. The Fund seeks long term appreciation from large-cap equities while buffering the volatility of returns.

The past year was turbulent, but gratifying, for the economy and the stock markets, as policy-makers and investors successfully navigated potential significant pitfalls. The current economic expansion reached its eighth anniversary, with continued low inflation, while both the Dow Jones Industrial Average and the S&P 500 achieved another year of double-digit returns. The Fund performed well in this changing environment, taking advantage of its positioning in both select growth and value type issues. The Fund returned 15.58% (Trust Shares) during the fiscal year ended May 31, 1999.

The beginning of the fiscal year, the second half of 1998, was strongly influenced by continuing reverberations of the 1997 Asian financial crisis. Russia and Latin America suffered most from the backlash as investors moved to higher quality, more liquid financial markets. Diminishing profit expectations and political scandal here at home only added to investor uncertainty. The S&P 500 fell 10.3% during the third quarter on a price-only basis, though it lost as much as 19.3% between mid-July and the end of August. Falling commodity prices across the spectrum hurt stocks in the basic materials and energy sectors, while rising credit concerns and trading losses pummeled financial stocks. Corporate profits during this time were increasingly weak, contracting over 3% on a year over year basis in the third quarter.

The Federal Reserve responded to the crisis last fall by cutting interest rates three times, and the major indexes completely recovered from the "bear" market within another six weeks. Stock market sectors that fared well tended to have a domestic, consumer-oriented focus or were linked to technology and productivity investment. Healthcare companies and consumer cyclicals represented the former, while networking, software, and computer-related companies represented the latter category. Large growth issues performed extremely well while most value-oriented stocks struggled. The Fund's best performance was realized from technology holdings such as Cisco Systems, Microsoft, Intel and Sun Microsystems. Outside of technology, holdings such as Lowe's, Schering-Plough, Amgen, and CIGNAalso contributed strong relative performance.

By the first quarter of 1999, glimmers of economic hope began to appear for battered economies in the Pacific rim region as well as in Latin America. In addition, oil prices, which plummeted to under $11/barrel, jumped over 70% on news that world oil producers were acting together to reduce the global energy glut. S&P 500 operating profits rose by 10% during the first quarter. Big cap, growth oriented, technology companies, continued to fare well though vigorous sector rotation persisted. Along with technology, consumer cyclical, energy and finance shares rose during the first quarter, a harbinger that the under-performing value stocks were poised for recovery.

In April, fears of future inflation helped investors dramatically reduce their exposure to the high price/earnings growth stocks in favor of more cyclically and inflation sensitive value-oriented companies. During the early part of the year, the Fund reduced its exposure to healthcare and technology while increasing its exposure to depressed and economically sensitive areas of the market. The dramatic under performance of the "value" issues offered an opportunity to increase the portfolio's "tilt" toward value, which had a significant positive impact on performance in the closing months of the fiscal year.

The outlook for the U.S. and world economies remains favorable based on current reports, improving prospects for corporate earnings growth over the near term. While tight labor markets remain a concern for the inflation-wary Fed, structural imbalances and excess inventories appear to be lacking. This suggests that companies may be able to adjust price and production schedules relatively quickly in response to future changes demand or Fed policy. The STI Classic Growth and Income Fund will continue to adjust its mix of value and growth stocks in this evolving environment in order to maximize returns to our shareholders while limiting volatility.



                                           /s/ Jeffrey E. Markunas
                                           Jeffrey E. Markunas, CFA

Trust Shares

--------------------------------------------------------------------------------
                   Annualized      Annualized      Annualized       Cumulative
    One Year         3 Year          5 Year         Inception        Inception
     Return          Return          Return          to Date          to Date
--------------------------------------------------------------------------------
     15.58%          21.38%          20.70%          17.68%           196.58%
--------------------------------------------------------------------------------

     STI Classic Growth and Income Fund, Trust Shares
     S&P 500 Index

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                                    [GRAPH]
                             [PLOT POINTS TO COME]

Investor Shares

------------------------------------------------------------------
               Annualized   Annualized   Annualized   Cumulative
    One Year     3 Year       5 Year      Inception    Inception
     Return      Return       Return       to Date      to Date
------------------------------------------------------------------
     15.66%      21.38%       20.69%       17.49%       165.93%    Without load
------------------------------------------------------------------
     11.30%      19.86%       19.77%       16.75%       155.96%    With load
------------------------------------------------------------------

     STI Classic Growth and Income Fund, Investor Shares
     S&P 500 Index

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                                    [GRAPH]
                             [PLOT POINTS TO COME]

Flex Shares

------------------------------------------------------------------
                    Annualized       Annualized       Cumulative
    One Year          3 Year          Inception        Inception
     Return           Return           to Date          to Date
------------------------------------------------------------------
     14.76%           20.51%           21.70%           125.68%    Without load
------------------------------------------------------------------
     12.76%   With load
-------------

     STI Classic Growth and Income Fund, Flex Shares
     S&P 500 Index

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                                    [GRAPH]
                             [PLOT POINTS TO COME]

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                      STI Classic International Equity Fund
                      -------------------------------------

The STI Classic International Equity Fund ("The Fund") invests in equity securities of foreign issuers and seeks to provide long term capital appreciation. We strive to obtain investment results that outperform the international markets and the average international mutual funds. The Fund focuses on sector and company fundamentals specifically looking for companies that exhibit top managements, quality products and sound financial positions. Our goal is to find companies that fit the above criteria but are still selling at a discount to their global peers.

The Fund's performance for the year June 1998 to May 1999 was -7.43% (Trust Shares) vs. MSCI EAFE of 4.36%.

Over the past year, many changes have occurred. Eleven western european countries combined currencies to create one common currency, the Euro, Asia has rallied off its bottom, and many markets have seen +50% returns. Brazil and Latin America experienced a collapse, only to quickly rebound after Brazil depegged its currency from the dollar. Japan has also rebounded off its lows due to economic stimulus packages and positive news flow, though earnings are still lagging. Recent concern over increasing growth has caused economic over-heating concerns across the European community where the Fund maintains its largest weighting. Many of the cyclical and commodity oriented companies have rallied on the back of the expectation of strong growth and inflation. While we do have exposure to these sectors, we do not believe this outperformance will continue. Financial companies have been the hardest hit as interest rate concerns have been a heavy burden on bond prices and fears of slower growth have tempered the performance of insurance companies and banks. This weakness has provided opportunities as we believe the markets have over-corrected for such fears.

The Fund added some Brazilian and Mexican equities in February including Tele Norte, a fixed line telephone operator in Brazil and Telefonos de Mexico, Mexico's dominant phone company. These investments have experienced tremendous strength since their addition. We continue to monitor Latin America and Asia for value opportunities.

Concerning the future outlook for international markets, we continue to see value across Europe and expect to remain overweighted here. Japan has rallied on hopes, not fundamentals, and we remain underweighted. We have added names in Japan such as Takefuji, a consumer finance company and FamilyMart, Japan's second largest convenient store operator. While we see some fundamentals turning in Japan, the changes are company specific. In our opinion, the macro picture remains mired in high unemployment, overvalued assets, and zero growth.



                                                     /s/ Ned Dau

                                                     Ned Dau
                                                     Managing Director

Trust Shares

--------------------------------------------------------------------------------
                           Annualized           Annualized          Cumulative
         One Year            3 Year              Inception           Inception
          Return             Return               to Date             to Date
--------------------------------------------------------------------------------
         -7.43%              11.62%               14.12%              58.55%
--------------------------------------------------------------------------------

     STI Classic International Equity Fund, Trust Shares
     MSCI EAFE Index, in U.S.$

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                                    [GRAPH]

                             [PLOT POINTS TO COME]


Investor Shares

-----------------------------------------------------
               Annualized   Annualized   Cumulative
    One Year     3 Year      Inception    Inception
     Return      Return       to Date      to Date
-----------------------------------------------------
    -7.82%       11.19%       12.62%       49.85%     Without load
-----------------------------------------------------
    -11.27%      9.79%        11.36%       44.18%     With load
-----------------------------------------------------

     STI Classic International Equity Fund, Investor Shares
     MSCI EAFE Index, in U.S.$

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                                    [GRAPH]

                             [PLOT POINTS TO COME]


Flex Shares

-----------------------------------------------------
               Annualized   Annualized   Cumulative
    One Year     3 Year      Inception    Inception
     Return      Return       to Date      to Date
-----------------------------------------------------
    -8.48%       10.40%       11.89%       46.56%     Without load
-----------------------------------------------------
    -10.19%   With load
-------------

     STI Classic International Equity Fund, Flex Shares
     MSCI EAFE Index, in U.S.$

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                                    [GRAPH]

                             [PLOT POINTS TO COME]

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                     STI Classic Small Cap Growth Stock Fund
                     ---------------------------------------

The objective of the STI Classic Small Cap Growth Stock Fund (the "Fund") is to provide long-term capital appreciation by investing in smaller companies, domiciled primarily in the U.S., with market capitalizations ranging from $50 million to $3 billion. The philosophy of the Fund is that a portfolio of small capitalization companies with positive earnings characteristics and reasonable valuation will provide superior returns over time.

The Fund invests in stocks of companies that are currently demonstrating strong earnings trends, characterized by solid historical earnings growth, high earnings and sales growth momentum, and positive earnings estimate revisions and earnings surprises. However, we try not to pay huge premiums for these companies. Consequently, we identify those companies that are reasonably valued relative to their earnings trends and relative to our universe of companies. In addition, we look for companies that have a history of generating high returns on invested capital and/or are demonstrating improving returns.

The investment process of the Fund features a two-tiered strategy that includes a quantitative methodology to identify those companies with the best combination of the aforementioned characteristics and a qualitative overlay that involves basic fundamental analysis of each company. Our investment team looks at each company to understand the company's basic business model and competitive environment surrounding the company. In addition, we dig into the financials of each company, analyzing the income statement and balance sheet in order to identify any accounting irregularities, understand the capital structure of the company, how the company has grown in the past, and how it intends to fund its growth in the future.

The Fund features a very disciplined approach for both the buying and selling of stocks. Furthermore, we exercise portfolio management techniques that are geared toward risk aversion, unlike most other aggressive small cap growth portfolios. The Fund equal-weights the portfolio among the top 15% to 20% of stocks in our investment universe (approximately 150-160 companies). Thus, we maintain a very diversified portfolio taking on very little company specific risk. In addition, we maintain controlled sector weightings to keep the portfolio from becoming over-concentrated in one particular economic sector.

We are confident that our process will provide excellent risk-adjusted returns over time relative to the S&P Small Cap 600 Index and relative to other small cap mutual funds. We are very pleased with the Fund's results since inception on October 8, 1998 and feel very comfortable with how the portfolio is currently positioned. Since late March 1999, the broadening of the market has brought about a resurgence in small cap stock returns. Should this trend continue, this will be an excellent year for the STI Classic Small Cap Growth Stock Fund.



                                           /s/ Mark D. Garfinkel

                                           Mark D. Garfinkel, CFA
                                           Vice President and Portfolio Manager

Trust Shares*

   Cumulative
   Inception
    to Date
----------------
     45.70%
----------------

     STI Classic Small Cap Growth Stock Fund, Trust Shares
     S&P Small Cap 600 Index

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                                    [GRAPH]
                             [PLOT POINTS TO COME]

Flex Shares*

   Cumulative
   Inception
    to Date
----------------
     44.78%     Without load
----------------
     42.78%     With load
----------------

   STI Classic Small Cap Growth Stock Fund, Flex Shares S&P Small Cap 600 Index

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

                                    [GRAPH]
                             [PLOT POINTS TO COME]

*Commenced operations on October 8, 1998.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                 Introduction to Pro Forma Combining Statements

                                 March 24, 2000

The accompanying unaudited Pro Forma Combining Statements of Assets and Liabilities, Pro Forma Combining Statements of Operations and Pro Forma Combining Schedule of Investments reflect the accounts of the ESC Strategic Small Cap Fund and ESC Strategic Income Fund (the "Acquired Funds") and the STI Classic Small Cap Growth Stock Fund and STI Classic High Income Fund (the "Acquiring Funds").

These statements have been derived from the underlying accounting records of the Acquired Funds and Acquiring Funds that were used in calculating net assets for the twelve-month period ended May 31, 1999 for the STI Funds and March 31, 1999 for the ESC Funds. The Pro Forma Combining Statements of Operations have been prepared based upon the fee and expense structure of the Acquired Funds.

Under the proposed agreement and plan of reorganization, all outstanding shares of the Acquired Funds will be issued in exchange for shares of the Acquiring Funds.

                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                           PERIOD ENDING MAY 31, 1999


                                                                            STI Small Cap      Esc Strategic
                                                                         Growth Stock Fund     Small Cap Fund       Combined
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income                                                         $   119            $     763           $    882
     Dividend income                                                              77                  741                818
     Income from securities lending activities                                    77                   63                140
----------------------------------------------------------------------------------------------------------------------------------
                  Total investment income                                        273                1,567              1,840
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees                                                    314                1,253              1,567
     Trustees' fees                                                                -                   22                 22
     Administrative personnel and services fees                                   21                  223                244
     Custodian and recordkeeping fees and expenses                                 7                   17                 24
     Transfer Agent Fees-ESC                                                                          197                197
     Transfer Agent Fees-Trust Shares                                             11                                      11
     Transfer Agent Fees-Investor Shares                                                                                   -
     Transfer Agent Fees-Flex Shares                                               9                                       9
     Transfer Agent Out of Pocket Fees                                            15                                      15
     Fund share registration costs                                                16                                      16
     Auditing fees                                                                 4                   15                 19
     Legal fees                                                                    4                   42                 46
     Printing and postage                                                         10                                      10
     Insurance premiums                                                            -                                       -
     Distribution services fees-Investor Shares                                    -                  242                242
     Distribution services fees-Flex Shares                                       12                  214                226
     Amortization of deferred organizational costs                                 -                   11                 11
     Miscellaneous                                                                 1                  149                150
----------------------------------------------------------------------------------------------------------------------------------
                  Total expenses                                                 424                2,385              2,809
----------------------------------------------------------------------------------------------------------------------------------
Deduct-
     Waiver of investment advisory fees                                          (79)                   -                (79)
     Waiver of distribution services fees-Investor Shares                          -                    -                  -
     Waiver of distribution services fees-Flex Shares                             (8)                   -                 (8)
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                     337                2,385              2,722
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (64)                (818)              (882)
----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments (identified cost basis)                2,335                2,509              4,844
Net change in unrealized appreciation (depreciation) on investments            4,550              (42,489)           (37,939)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         6,885              (39,980)           (33,095)
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 6,821            $ (40,798)           (33,977)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


                                                                                             Pro Forma Combined
                                                                                                STI Small Cap
                                                                            Adjustments       Growth Stock Fund
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income                                                                           $      882
     Dividend income                                                                                  818
     Income from securities lending activities                                                        140
------------------------------------------------------------------------------------------------------------------
                  Total investment income                                                           1,840
------------------------------------------------------------------------------------------------------------------
EXPENSES:                                                                                               -
     Investment advisory fees                                                 186                   1,753
     Trustees' fees                                                                                    22
     Administrative personnel and services fees                              (135)                    109
     Custodian and recordkeeping fees and expenses                             -5                      19
     Transfer Agent Fees-ESC                                                 -197                       -
     Transfer Agent Fees-Trust Shares                                                                  11
     Transfer Agent Fees-Investor Shares                                       48                      48
     Transfer Agent Fees-Flex Shares                                           12                      21
     Transfer Agent Out of Pocket Fees                                                                 15
     Fund share registration costs                                                                     16
     Auditing fees                                                                                     19
     Legal fees                                                                                        46
     Printing and postage                                                                              10
     Insurance premiums                                                                                 -
     Distribution services fees-Investor Shares                               241                     483
     Distribution services fees-Flex Shares                                    71                     297
     Amortization of deferred organizational costs                                                     11
     Miscellaneous                                                                                    150
------------------------------------------------------------------------------------------------------------------
                  Total expenses                                              221                   3,030
------------------------------------------------------------------------------------------------------------------
Deduct-                                                                                                 0
     Waiver of investment advisory fees                                       (88)                   (167)
     Waiver of distribution services fees-Investor Shares                    (188)                   (188)
     Waiver of distribution services fees-Flex Shares                           3                      (5)
------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                        2,670
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                         (830)
------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:                                                     0
Net realized gain (loss) on investments (identified cost basis)                                     4,844
Net change in unrealized appreciation (depreciation) on investments                               (37,939)
------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                            (33,095)
------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                    (33,925)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

              Pro Forma Statement of Assets and Liabilities (Unaudited)
                     STI Classic Funds Small Cap Growth Stock Fund
                                   May 31, 1999
                                      (000)

                                                                                                                Pro Forma Combined
                                                               STI Classic Funds            ESC                  STI Classic Funds
                                                               Small Cap Growth     Strategic Small   Pro Forma   Small Cap Growth
                                                                 Stock Fund             Cap Fund     Adjustments       Stock Fund
ASSETS
 Total Investments at Market Value (Cost $148,958,
 $113,771 and $262,729)                                            $162,338             $110,281                       $272,619
 Cash                                                                  (333)                   0                          (333)
 Accrued Income                                                          28                   34                             62
 Receivables for Investment Securities Sold                           3,919                  205                          4,124
 Receivables for Capital Shares Sold                                     27                   13                             40
 Other Receivables                                                       22                    0                             22
 Other Assets                                                            13                    1                             14
                                                               -------------        -------------                ---------------
 Total Assets                                                       166,014              110,534                        276,548
                                                               -------------        -------------                ---------------

LIABILITIES
 Accrued Expenses                                                     (198)                (177)                          (375)
 Payable for Investment Securities Purchased                        (7,317)                (727)                        (8,044)
 Payable for Capital Shares Redeemed                                   (51)                (347)                          (398)
 Payable for return of collateral received                             (51)             (12,468)                       (12,519)
                                                               -------------        -------------                ---------------
 Total Liabilities                                                  (7,617)             (13,719)                       (21,336)
                                                               -------------        -------------                ---------------

                                                                    158,397               96,815                        255,212
NET ASSETS

 Portfolio shares of the Trust Class (unlimited
 authorization - no par value) based on (10,464,063,
 0, 10,464,063) outstanding shares of beneficial interest           137,985               75,756                        213,741

 Portfolio shares of the Investor Class (unlimited
 authorization - no par value)  based on (0, 4,504,805,
 5,136,734) outstanding shares of beneficial  interest                    0               22,040                         22,040

 Portfolio shares of the Flex Class (unlimited
 authorization - no par value) based on (425,752,
 1,357,437, 1,952,407) outstanding shares of beneficial interest      6,037                    0                          6,037

 Undistributed net investment income                                      0                    0                              0

 Accumulated net realized gain (loss) on investments                  1,046                2,509                          3,555

 Net unrealized appreciation on investments                          13,380              (3,490)                          9,890
                                                               -------------        -------------                ---------------

 Total Net Assets                                                  $158,448              $96,815                       $255,263
                                                               -------------        -------------    ----------- ---------------
                                                               -------------        -------------    ----------- ---------------

 Net Asset Value, Offering and Redemption Price Per
 Share - Trust Shares                                                $14.55                                              $14.55
                                                               -------------        -------------                ---------------
                                                               -------------        -------------                ---------------


 Net Asset Value and Redemption Price Per
 Share - Investor Shares                                                                  $16.59
                                                                                    -------------                ---------------
                                                                                    -------------                ---------------

 Maximum Offering Price Per Share - Investor Shares                                       $17.37
                                                                                    -------------                ---------------
                                                                                    -------------                ---------------

 Net Asset Value, Offering and Redemption Price
 Per Share - Investor Shares                                                                                            $14.55
                                                               -------------        -------------                ---------------
                                                               -------------        -------------                ---------------

 Net Asset Value and Redemption Price Per
 Share - Flex Shares                                                 $14.46               $16.26
                                                               -------------        -------------                ---------------
                                                               -------------        -------------                ---------------
 Maximum Offering Price Per Share - Flex Shares                                           $16.51
                                                               -------------        -------------                ---------------
                                                               -------------        -------------                ---------------
 Net Asset Value, Offering and Redemption
 Price Per Share -Flex Shares                                                                                            $14.46
                                                               -------------        -------------                ---------------
                                                               -------------        -------------                ---------------
                                                                   $158,397              $96,815                       $255,212
                                                               -------------        -------------                ---------------
                                                               -------------        -------------                ---------------

                            ADJUSTMENTS TO FINANCIALS

  FUNDSHARE

                Esc Small Cap NA     Small Cap NAV     Adjusted Shares     STI Shares         Combined
Trust                  0.00                14.55                0           10,464,063       10,464,063

Investor          74,739,484.00            14.55            5,136,734                0        5,136,734

Flex              22,075,437.00            14.46            1,526,655          425,752        1,952,407


ADVISORY FEE

              ESC Small Cap
              Avg Net Assets          Small Cap BPS          ESC Small Cap Fee       Small Cap Fee              Difference
              ----------------------- ---------------------- -------------------------------------------------------------------
                      125,111,776.00                  1.15%       1,252,991.00          1,438,785.42                185,794.42
                                                                                                                ----------------
                                                                                                                    185,794.42
                                                                                                                ----------------
                                                                                                                ----------------

DISTRIBUTION

              ESC Small Cap
              Avg Net Assets          Small Cap BPS          ESC Small Cap Fee       Small Cap Fee              Difference
              ----------------------- ---------------------- -------------------------------------------------------------------
Investor*              96,628,553.00                  0.50%         241,928.00            483,142.77                 241,214.77

Flex                   28,483,222.00                  1.00%         213,957.00            284,832.22                  70,875.22
Total
                                                                                                                 ----------------
                                                                                                                     312,089.99
                                                                                                                 ----------------
                                                                                                                 ----------------

T/A FEES

ADMINISTRATION

              ESC Small Cap
              Avg Net Assets          Small Cap BPS          ESC Small Cap Fee       Small Cap Fee              Difference
              ----------------------- ---------------------- -------------------------------------------------------------------
              ----------------------- ---------------------- -------------------------------------------------------------------
                      125,111,776.00                  0.07%         222,498.00              87,578.24               -134,919.76
                                                                                                                ----------------
                                                                                                                    -134,919.76
                                                                                                                 ----------------
                                                                                                                 ----------------

and allocated pro-rata amongst the funds.

ADVISORY & 12B-1 WAIVERS

              Advisory                                                         12b-1 INVESTOR            12b-1 FLEX
Total Expenses                        3,030,000   Adj Total Exp Bps                      1.294%               1.294%
Less Class Specific                    -864,000   T/A Fee                                 48000                21000
Fund Expenses                         2,166,000   T/A Bps                                0.050%               0.071%
Avg Net Assets                      167,326,000   12b-1 Fee Bps                          0.500%               1.000%
Fund Expenses BPS                        1.294%   Advisory Waiver                        0.099%               0.099%
Trust Class T/A Fee BPS                  0.005%   Net Exp Before W                       1.745%               2.266%
Adj Total Expenses BPS                   1.299%   Base Cap                               1.550%               2.250%
Less Base Cap                           -1.200%   12b-1 Waiver Bps                       0.195%               0.016%
Advisory Waiver BPS                      0.099%   12b-1 Waiver                       188,401.29             4,743.76
Advisory Waiver                         165,952

Avg Net Assets

                                 TOTAL                     TRUST                   INVESTOR                  FLEX
Trust Sunbelt                                 0                         0
Investor ESC                      96,628,553.00                                      96,628,553
Flex ESC                          28,483,222.00                                                           28,483,222
Trust Small Cap                      25,835,862                25,835,862
Flex Small Cap                        1,235,687                                                            1,235,687
                            --------------------  ------------------------------------------------------------------
                                    152,183,324                25,835,862            96,628,553           29,718,909
                            --------------------  ------------------------------------------------------------------
                            --------------------  ------------------------------------------------------------------

                                    Exp Proj


Fee Table                                            Year
Fund:                                                 1                 507
  A= Sales Load                                       2
  B= Total fund operating expenses                    3                 787
  C= Redemption fee                                   4
  D= Years CDSC is applicable                         5                1087
Actuals                                               6
  A=            3.75%                                 7
  B=            1.35%                                 8
  C=            0.00%                                 9
  D=                -                                 10               1938


                                                      5%
                                                     less
            Amount      Sales      Beginning       Expense        Ending      Average       Expense         Annual
  Year     Invested   -  Load  =     Value     +    Ratio    =     Value       Value    x    Ratio    =    Expenses
       1       10000       375            9625        351.31        9976.31    9800.656         1.35%          132.31
       2                              9976.313        364.14       10340.45    10158.38         1.35%          137.14
       3                              10340.45        377.43       10717.87    10529.16         1.35%          142.14
       4                              10717.87        391.20       11109.08    10913.48         1.35%          147.33
       5                              11109.08        405.48       11514.56    11311.82         1.35%          152.71
       6                              11514.56        420.28       11934.84     11724.7         1.35%          158.28
       7                              11934.84        435.62       12370.46    12152.65         1.35%          164.06
       8                              12370.46        451.52       12821.98    12596.22         1.35%          170.05
       9                              12821.98        468.00       13289.99    13055.98         1.35%          176.26
      10                              13289.99        485.08       13775.07    13532.53         1.35%          182.69

                                    Exp Proj


                                              Total
                                             Amounts
           Aggregate        Redemption       for Fee
  Year      Expenses   +       Fee       =    Table
       1        507.31              0.00        507.31
       2        137.14              0.00        644.45
       3        142.14              0.00        786.59
       4        147.33              0.00        933.92
       5        152.71              0.00       1086.63
       6        158.28              0.00       1244.92
       7        164.06              0.00       1408.98
       8        170.05              0.00       1579.03
       9        176.26              0.00       1755.28
      10        182.69              0.00       1937.97

                                    STI FUNDS

                 FUND                    NET ASSETS (000'S)        NAV       SHARES (000'S)
--------------------------------         ------------------        ---       --------------
STI SMALL CAP GROWTH EQUITY
Trust Class                                        206,080,503       16.23         12,700,058       16.226738
Investor Shares*                                    12,481,849       16.52            755,473       16.521900
Flex Shares                                          6,926,039       16.04            431,730       16.042510
Total                                              225,488,391                     13,887,261
----------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP
Class A                                             45,102,729       16.95          2,660,246       16.954344
Class D                                             14,397,619       16.56            869,339       16.561562
Total                                               59,500,348                      3,529,586
----------------------------------------------------------------------------------------------
COMBINED FUNDS
Trust Shares                                       206,080,503       16.23      12,700,057.54       16.226738
Investor Shares*                                    57,584,578       16.52       3,485,662.43       16.520412
Flex Shares                                         21,323,658       16.04       1,329,337.57       16.040815
Total                                              284,988,739                     17,515,058
----------------------------------------------------------------------------------------------

*This includes Investor class numbers from 12/13/99 (the date the class opened).

                 FUND                    NET ASSETS (000'S)        NAV       SHARES (000'S)
--------------------------------         ------------------        ---       --------------
STI SMALL CAP GROWTH EQUITY
Trust Class                                        206,080,503       16.23         12,700,058       16.226738
Investor Shares*                                    12,481,849       16.52            755,473       16.521900
Flex Shares                                          6,926,039       16.04            431,730       16.042510
Total                                              225,488,391                     13,887,261
----------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP II
Class A                                             10,581,977       10.21          1,036,008       10.214186
Class D                                              5,262,760       10.09            521,754       10.086677
Total                                               15,844,737                      1,557,761
----------------------------------------------------------------------------------------------
COMBINED FUNDS
Trust Shares                                       206,080,503       16.23      12,700,057.54       16.226738
Investor Shares*                                    23,063,826       16.52       1,396,028.52       16.521028
Flex Shares                                         12,188,799       16.04         759,832.65       16.041426
Total                                              241,333,128                     14,855,919
----------------------------------------------------------------------------------------------

*This includes Investor class numbers from 12/13/99 (the date the class opened).

                 FUND                    NET ASSETS (000'S)        NAV       SHARES (000'S)
--------------------------------         ------------------        ---       --------------
STI INTERNATIONAL EQUITY
Trust Class                                        563,543,423       13.30         42,362,691       13.302824
Investor Shares                                     13,209,257       13.19          1,001,173       13.193777
Flex Shares                                         15,294,295       12.81          1,193,659       12.812954
Total                                              592,046,975                     44,557,523
----------------------------------------------------------------------------------------------
ESC STRATEGIC INTERNATIONAL
Class A                                              6,020,136        9.25            650,674        9.252152
Class D                                              1,497,878        8.87            168,965        8.865025
Total                                                7,518,015                        819,639
----------------------------------------------------------------------------------------------
COMBINED FUNDS
Trust Shares                                       563,543,423       13.30         42,362,691       13.302824
Investor Shares                                     19,229,394       13.19          1,457,590       13.192594
Flex Shares                                         16,792,173       12.81          1,310,589       12.812690
Total                                              599,564,990                     45,130,870
----------------------------------------------------------------------------------------------

                 FUND                    NET ASSETS (000'S)        NAV       SHARES (000'S)
--------------------------------         ------------------        ---       --------------
STI GROWTH AND INCOME
Trust Class                                        679,408,422       15.36         44,243,039       15.356279
Investor Shares                                     38,878,160       15.47          2,512,324       15.474978
Flex Shares                                         49,931,771       15.33          3,256,380       15.333521
Total                                              768,218,353                     50,011,743
----------------------------------------------------------------------------------------------
ESC STRATEGIC APPRECIATION
Class A                                             13,084,430       10.45          1,252,499       10.446658
Class D                                              3,574,626       10.09            354,329       10.088435
Total                                               16,659,056                      1,606,828
----------------------------------------------------------------------------------------------
COMBINED FUNDS
Trust Shares                                       679,408,422       15.36         44,243,039       15.356279
Investor Shares                                     51,962,590       15.47          3,358,118       15.473724
Flex Shares                                         53,506,397       15.33          3,489,559       15.333286
Total                                              784,877,409                     51,090,715
----------------------------------------------------------------------------------------------

                   Pro Forma Combining Statement of Operations
                            Period Ended May 31, 1999

                                                                                                                Pro Forma Combined
                                                                         ESC Strategic                                STI Classsic
                                                                         Income Fund     Combined    Adjustments  High Income Fund
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
                Interest income                                      $       1,149   $      1,149                 $        1,149
                Dividend income                                                 25             25                             25
----------------------------------------------------------------------------------------------------------------------------------
                               Total investment income                       1,174          1,174                          1,174
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:                                                                                                                      -
                Investment advisory fees                                       167            167           (34)             133
                Trustees' fees                                                   2              2                              2
                Administrative personnel and services fees                      62             62           (50)              12
                Custodian and recordkeeping fees and expenses                    6              6           -11                6
                Transfer Agent Fees                                             25             25                             14
                Transfer Agent Fees-Flex Shares                                                 -                              -
                Transfer Agent Out of Pocket Fees                                               -                              -
                Fund share registration costs                                                   -                              -
                Auditing fees                                                   16             16                             16
                Legal fees                                                       6              6                              6
                Printing and postage                                                            -                              -
                Insurance premiums                                                              -                              -
                Distribution services fees-Investor Shares                      40             40           (40)               -
                Distribution services fees-Flex Shares                           5              5           117              122
                Amortization of deferred organizational costs                    8              8                              8
                Miscellaneous                                                   38             38                             38
----------------------------------------------------------------------------------------------------------------------------------
                               Total expenses                                  375            375           (18)             357
----------------------------------------------------------------------------------------------------------------------------------
Deduct-                                                                                                                        0
                Waiver of investment advisory fees                            (53)            (53)                           (98)
                Waiver of distribution services fees-Investor Shares                            -                              -
                Waiver of distribution services fees-Flex Shares                                -                            (25)
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  322             322                            234
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  852             852                            940
----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:                                                                            0
Net realized gain (loss) on investments (identified cost basis)                58              58                             58
Net change in unrealized appreciation (depreciation) on investments          (194)           (194)                          (194)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       (136)           (136)                          (136)
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                       $        716             716                            804
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

              Pro Forma Statement of Assets and Liabilities (Unaudited)
                            STI Classic High Income Fund
                                 March 31, 1999
                                      (000)

                                                                                                                Pro Forma Combined
                                                                                         ESC                     STI Classic Funds
                                                                                      Strategic       Pro Forma   Small Cap Growth
                                                                                    Income Fund      Adjustments       Stock Fund
ASSETS
 Total Investments at Market Value (Cost $7,666 and
 $7,666)                                                                                $  7,665                         $7,665
 Cash                                                                                                                         0
 Accrued Income                                                                              192                            192
 Receivables for Investment Securities Sold                                                    0                              0
 Receivables for Capital Shares Sold                                                           0                              0
 Other Receivables                                                                             0                              0
 Other Assets                                                                                  6                              6
                                                                -------------       -------------                ---------------
 Total Assets                                                                              7,863                          7,863
                                                                -------------       -------------                ---------------

LIABILITIES
 Accrued Expenses                                                                           (32)                           (32)
 Income distribution payable                                                                (53)                           (53)
 Payable for Investment Securities Purchased                                                                                 0
 Payable for Capital Shares Redeemed                                                                                         0

                                                                -------------       -------------                ---------------
 Total Liabilities                                                                          (85)                           (85)
                                                                -------------       -------------                ---------------

                                                                                           7,778                          7,778
NET ASSETS
 Portfolio shares of the Trust Class (unlimited
 authorization - no par value) based on (0,
 0, 0) outstanding shares of beneficial interest                                                                              0

 Portfolio shares of the Investor Class (unlimited
 authorization - no par value)  based on (0, 740, 072, 0)
 outstanding shares of beneficial interest                                                 7,289        (7,289)               0

 Portfolio shares of the Flex Class (unlimited
 authorization - no par value)  based on (55,694, 796,163)
 outstanding shares of beneficial interest                                                   543         7,289            7,832

 Undistributed net investment income                                                         (53)                           (53)

 Accumulated net realized gain (loss) on investments                                           0                              0

 Net unrealized appreciation on investments                                                   (1)                            (1)
                                                                -------------       -------------                ---------------

 Total Net Assets                                                                         $7,778                          $7,778
                                                                -------------       -------------   ----------   ---------------
                                                                -------------       -------------   ----------   ---------------
 Net Asset Value, Offering and Redemption Price Per
 Share - Trust Shares
                                                                -------------       -------------                ---------------
                                                                -------------       -------------                ---------------
 Net Asset Value and Redemption Price Per
 Share - Investor Shares                                                                   $9.77
                                                                                    -------------                ---------------
                                                                                    -------------                ---------------

 Maximum Offering Price Per Share - Investor Shares                                       $10.23
                                                                                    -------------                ---------------
                                                                                    -------------                ---------------

 Net Asset Value and Redemption Price Per
 Share - Flex Shares                                                                       $9.84
                                                                -------------       -------------                ---------------
                                                                -------------       -------------                ---------------
 Maximum Offering Price Per Share - Flex Shares                                            $9.99
                                                                -------------       -------------                ---------------
                                                                -------------       -------------                ---------------
 Net Asset Value, Offering and Redemption
 Price Per Share -Flex Shares                                                                                              $9.84
                                                                -------------       -------------                ---------------
                                                                -------------       -------------                ---------------
                                                                                           $7,778                         $7,778
                                                                -------------       -------------                ---------------
                                                                -------------       -------------                ---------------

                                  Adjustments

                            ADJUSTMENTS TO FINANCIALS

FUNDSHARE

                Esc Income NA           High Income NAV        Adjusted Shares       STI Shares               Combined
Trust                 0.00                    0.00                   #DIV/0!                        0        #DIV/0!

Investor          7,230,434.00                9.77                   740,065                        0          740,072

Flex               548,012.00                 9.77                   56,091                         0           56,091
                                                                                                      -----------------
                                                                                                               796,163
                                                                                                      -----------------
                                                                                                      -----------------


ADVISORY FEE

              ESC Income Fund
              ----------------------
              Avg Net Assets         High Income BPS        ESC Income Fund         STI High Income           Difference
              ---------------------- ---------------------- ----------------------------------------------------------------
                      16,695,685.00             0.80%              167,336.00              133,565.48            -33,770.52
                      16,695,685.00             0.65%              167,336.00              108,521.95            -58,814.05
                                                                                    ----------------------------------------
                                                                                            25,043.53            -33,770.52
                                                                                    ----------------------------------------
                                                                                    ----------------------------------------

DISTRIBUTION

              ESC Income Fund
              ----------------------
              Avg Net Assets         High Income BPS        ESC Income Fund         STI High Income           Difference
              ---------------------- ---------------------- ----------------------------------------------------------------
Flex                  16,695,685.00              1.00%              45,452.00              166,956.85            121,504.85
Total
                                                                                                           -----------------
                                                                                                                  121,504.85
                                                                                                           -----------------
                                                                                                           -----------------

T/A FEES

ADMINISTRATION

              ESC Income Fund
              ----------------------
              Avg Net Assets         High Income BPS        ESC Income Fund         STI High Income           Difference
              ---------------------- ---------------------- ----------------------------------------------------------------
                      16,695,685.00              0.07%               62,048.00              11,686.98            -50,361.02
                                                                                                          ------------------
                                                                                                                 -50,361.02
                                                                                                          ------------------
                                                                                                          ------------------

and allocated pro-rata amongst the funds.

ADVISORY & 12B-1 WAIVERS

              Advisory                                                                      12b-1 FLEX
Total Expenses                                      357,000    Adj Total Exp Bps                          2.138%
Less Class Specific                                            Incremental adv w                          25,044
Fund Expenses                                       357,000
Avg Net Assets                                   16,695,685    12b-1 Fee Bps                              0.000%
Fund Expenses BPS                                    2.138%    Advisory Waiver                            0.150%
Trust Class T/A Fee BPS                                        Net Exp Before W                           1.988%
Adj Total Expenses BPS                               2.138%    Base Cap                                   1.400%
Less Base Cap                                       -1.400%    12b-1 Waiver Bps                           0.588%
Advisory Waiver BPS                                  0.150%    12b-1 Waiver                            98,216.88
Advisory Waiver                                      25,044
ADJ to 65 BPS                                        25,044


Avg Net Assets

                                             TOTAL                    TRUST                  INVESTOR                  FLEX
Flex Income Fund                              16,695,685.00                                                            16,695,685
                                      ---------------------- ---------------------------------------------------------------------
STI High Income Flex                             16,695,685                        0                         0         16,695,685
                                      ---------------------- ---------------------------------------------------------------------
                                      ---------------------- ---------------------------------------------------------------------

Fee Table                                            Year
Fund:                                                 1                 507
  A= Sales Load                                       2
  B= Total fund operating expenses                    3                 787
  C= Redemption fee                                   4
  D= Years CDSC is applicable                         5                1087
Actuals                                               6
  A=            3.75%                                 7
  B=            1.35%                                 8
  C=            0.00%                                 9
  D=                -                                 10               1938

                                                      5%
                                                     less
            Amount      Sales      Beginning       Expense        Ending      Average       Expense         Annual
  Year     Invested   -  Load  =     Value     +    Ratio    =     Value       Value    x    Ratio    =    Expenses
       1        10000      375            9625        351.31        9976.31    9800.656         1.35%          132.31
       2                              9976.313        364.14       10340.45    10158.38         1.35%          137.14
       3                              10340.45        377.43       10717.87    10529.16         1.35%          142.14
       4                              10717.87        391.20       11109.08    10913.48         1.35%          147.33
       5                              11109.08        405.48       11514.56    11311.82         1.35%          152.71
       6                              11514.56        420.28       11934.84     11724.7         1.35%          158.28
       7                              11934.84        435.62       12370.46    12152.65         1.35%          164.06
       8                              12370.46        451.52       12821.98    12596.22         1.35%          170.05
       9                              12821.98        468.00       13289.99    13055.98         1.35%          176.26
      10                              13289.99        485.08       13775.07    13532.53         1.35%          182.69

                                               Total
                                              Amounts
            Aggregate        Redemption       for Fee
  Year       Expenses   +       Fee       =    Table
       1         507.31              0.00        507.31
       2         137.14              0.00        644.45
       3         142.14              0.00        786.59
       4         147.33              0.00        933.92
       5         152.71              0.00       1086.63
       6         158.28              0.00       1244.92
       7         164.06              0.00       1408.98
       8         170.05              0.00       1579.03
       9         176.26              0.00       1755.28
      10         182.69              0.00       1937.97

                                    STI FUNDS

                 FUND                      NET ASSETS (000'S)     NAV      SHARES (000'S)
---------------------------------          ------------------     ---      --------------
STI SMALL CAP GROWTH EQUITY
Trust Class                                        206,080,503    16.23         12,700,058      16.226738
Investor Shares                                            -        -                  -          #DIV/0!
Flex Shares                                          6,926,039    16.04            431,730      16.042510
Total                                              213,006,542                  13,131,788
-------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP
Class A                                             45,102,729    16.95          2,660,246      16.954344
Class D                                             14,397,619    16.56            869,339      16.561562
Total                                               59,500,348                   3,529,586
-------------------------------------------------------------------------------------------
COMBINED FUNDS
Trust Shares                                       206,080,503    16.23      12,700,057.54      16.226738
Investor Shares                                     45,102,729    16.23       2,778,972.85      16.230000
Flex Shares                                         21,323,658    16.04       1,329,337.57      16.040815
Total                                              272,506,890                  16,808,368
-------------------------------------------------------------------------------------------

                 FUND                    NET ASSETS (000'S)      NAV      SHARES (000'S)
---------------------------------        ------------------      ---      --------------
STI SMALL CAP GROWTH EQUITY
Trust Class                                        206,080,503    16.23         12,700,058      16.226738
Investor Shares                                              -        -                  -        #DIV/0!
Flex Shares                                          6,926,039    16.04            431,730      16.042510
Total                                              213,006,542                  13,131,788
-------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP II
Class A                                             10,581,977    10.21          1,036,008      10.214186
Class D                                              5,262,760    10.09            521,754      10.086677
Total                                               15,844,737                   1,557,761
-------------------------------------------------------------------------------------------
COMBINED FUNDS
Trust Shares                                       206,080,503    16.23      12,700,057.54      16.226738
Investor Shares                                     10,581,977    16.23         652,001.06      16.230000
Flex Shares                                         12,188,799    16.04         759,832.65      16.041426
Total                                              228,851,279                  14,111,891
-------------------------------------------------------------------------------------------

                 FUND                    NET ASSETS (000'S)      NAV      SHARES (000'S)
---------------------------------        ------------------      ---      --------------
STI INTERNATIONAL EQUITY
Trust Class                                        563,543,423    13.30         42,362,691      13.302824
Investor Shares                                     13,209,257    13.19          1,001,173      13.193777
Flex Shares                                         15,294,295    12.81          1,193,659      12.812954
Total                                              592,046,975                  44,557,523
-------------------------------------------------------------------------------------------
ESC STRATEGIC INTERNATIONAL
Class A                                              6,020,136     9.25            650,674       9.252152
Class D                                              1,497,878     8.87            168,965       8.865025
Total                                                7,518,015                     819,639
-------------------------------------------------------------------------------------------
COMBINED FUNDS
Trust Shares                                       563,543,423    13.30         42,362,691      13.302824
Investor Shares                                     19,229,394    13.19          1,457,590      13.192594
Flex Shares                                         16,792,173    12.81          1,310,589      12.812690
Total                                              599,564,990                  45,130,870
-------------------------------------------------------------------------------------------

                 FUND                    NET ASSETS (000'S)      NAV      SHARES (000'S)
---------------------------------        ------------------      ---      --------------
STI GROWTH AND INCOME
Trust Class                                        679,408,422    15.36         44,243,039      15.356279
Investor Shares                                     38,878,160    15.47          2,512,324      15.474978
Flex Shares                                         49,931,771    15.33          3,256,380      15.333521
Total                                              768,218,353                  50,011,743
-------------------------------------------------------------------------------------------
ESC STRATEGIC APPRECIATION
Class A                                             13,084,430    10.45          1,252,499      10.446658
Class D                                              3,574,626    10.09            354,329      10.088435
Total                                               16,659,056                   1,606,828
-------------------------------------------------------------------------------------------
COMBINED FUNDS
Trust Shares                                       679,408,422    15.36         44,243,039      15.356279
Investor Shares                                     51,962,590    15.47          3,358,118      15.473724
Flex Shares                                         53,506,397    15.33          3,489,559      15.333286
Total                                              784,877,409                  51,090,715
-------------------------------------------------------------------------------------------


                                                                          -------------------------------
                                                                                  STI Small Cap
                                                                                Growth Stock Fund
-----------------------------------------------------------------------------------------------------------
                                                                           Shares / Face
Security                                                                       Amount         Value (000)
-----------------------------------------------------------------------------------------------------------
Common Stocks--98.5%

Basic Materials--8.9%

Alpha Industries*                                                                   23,000           801
Astec Industries*                                                                   23,660           884
Bel Fuse, Cl A*                                                                     25,800           851
Boise Cascade                                                                       37,000         1,466
Centex Construction Products                                                        23,020           826
Dal-Tile International, Inc.*
Florida Rock Industries                                                             10,000           399
Granite Construction                                                                24,000           673
International Comfort Products Corp.*
Jacobs Engineering Group*                                                           10,300           383
LTV                                                                                 45,000           276
NCI Building Systems*                                                               47,570         1,201
Nordson Corp.
Pameco Corp.*
Quanex Corp.
Solutia                                                                             35,000           785
Stillwater Mining*                                                                  36,500         1,166
US Liquids*                                                                         20,900           376
U.S. Plastic Lumber*                                                                90,000           816

Total Basic Materials                                                                             10,903

Capital Goods--17.5%

AFC Cable Systems*                                                                  37,085         1,275
American Woodmark                                                                   18,000           664
Anaren Microwave*                                                                   38,400           823
Avondale Industries*                                                                20,000           730
Borg-Warner Automotive                                                              13,000           721
Briggs & Stratton                                                                   11,800           737
Compucom Systems, Inc.*
Concord Communications*                                                             21,000           934
Corsair Communications*                                                             20,000            91
Crane                                                                               15,000           451
DM Management*                                                                      25,000           403
Dycom Industry*                                                                     29,475         1,422
Elcor                                                                               19,130           772
Elder-Beerman Stores Corp.*
Electro Scientific Industries, Inc.*
Genesis Microchip*                                                                  58,100         1,053
Group Maintenance America Corp.*
Intervoice*                                                                         93,000         1,035
Kellstrom Industries*                                                               14,000           254
Kulicke & Soffa Industries, Inc.*
Manitowoc                                                                           20,723           705
Miami Computer Supply*                                                              39,550           744
Mobile Mini*                                                                        68,000           897
Motivepower Industries*                                                             27,150           460
National R.V. Holdings*                                                             31,470           808
Navistar International*                                                             30,000         1,481
Newpark Resources, Inc.*
PCD, Inc.*
Plexus Corp.*


Power-One, Inc.*
Regis Corp.
Safety Kleen Corp.*
Simpson Manufacturing*                                                              19,500           865
Sps Technologies*                                                                   12,070           511
Syncor International*                                                               32,000         1,088
Transwitch*                                                                         27,500         1,272
UNIFAB International*                                                               49,000           505
United Stationers*                                                                  33,000           619
Universal Corp.                                                                     15,000           392
USG                                                                                  7,775           440
Varian Medical Associates*                                                          15,000           282
Varlen                                                                              39,176         1,479
Wackenhut Corp., Class B
Whole Foods Market, Inc.*(a)

Total Capital Goods                                                                               23,913

Communication Services--1.9%

Broadvision*                                                                        20,000         1,040
Flashnet Communications *                                                           11,000           217
Genesys Telecom Labs*                                                               52,000         1,202
Gilat Communications Limited*                                                       54,500           804
Polycom*                                                                            61,695         1,581

Total Communication Services                                                                       4,844

Consumer Cyclicals--24.1%

Aaron Rents, Inc.
American Eagle Outfitters*                                                          27,000         1,102
Analytical Surveys*                                                                 25,500           625
Ann Taylor Stores*                                                                  26,500         1,144
Arvin Industries                                                                    23,000           903
Benchmark Electronics, Inc.*
Brinker International*                                                              22,985           645
Buckle*                                                                             54,865         1,519
Cash America International, Inc.
CDW Computer Centers*                                                               19,000           826
Centex                                                                              18,000           667
Chattem, Inc.*
Chicos*                                                                             50,000         1,134
Claire's Stores                                                                     35,000         1,024
Consolidated Graphics*                                                              16,310           752
Copart, Inc.
Cost Plus *                                                                         25,000           934
Craftmade International                                                             46,640           624
Cutter & Buck*                                                                      25,760           763
DR Horton                                                                           75,800         1,289
Delia's*                                                                            19,000           252
Dollar Tree Stores*                                                                 29,000           975
Empi*                                                                               12,000           294
First Years                                                                         24,010           384
Foodmaker*                                                                          20,000           540
Fossil*                                                                             32,530         1,364
Gentex*                                                                             27,000           811
Jakks Pacific *                                                                     30,000
K-Swiss, Cl A                                                                       46,740         2,682
Kroll-O'Gara Co.*
La-Z-Boy                                                                            26,800           533
Labor Ready*                                                                        29,500         1,051
Liberty Property Trust                                                              25,270           610
Mohawk Industries*                                                                  36,115         1,052
Monaco Coach*                                                                       37,510         1,125
Movado Group                                                                         9,175           221
Oshkosh B'gosh, Cl A                                                                16,655           327
Oshkosh Truck                                                                        6,000           238



Pre Paid Legal Services*                                                            10,000           266
Programmer's Paradise *                                                              8,000            86
Quiksilver*                                                                         34,000           969
Racing Champions*                                                                   64,000         1,096
Rare Hospitality International*                                                     24,000           552
Rexall Sundown, Inc.*
Salton/Maxim Housewares                                                             21,500           919
Sonic Automotive, Inc.*
Southdown                                                                           24,900         1,578
Speedway Motorsports, Inc.*
Standard Pacific                                                                    54,145           711
Steven Madden Ltd*                                                                  81,365           870
Superior Industries International                                                   27,000           673
Tarrant Apparel Group*                                                              33,330         1,010
Triumph Group*                                                                      23,395           716
United Natural Foods, Inc.*
Urs*                                                                                28,325           697
Wet Seal, Cl A*                                                                     17,000           472
Wynn's International, Inc.
Winnebago Industries                                                                54,000           891
Worthington Foods, Inc.
Zale*                                                                               28,000         1,080

Total Consumer Cyclicals                                                                          39,827

Consumer Staples--3.0%

Canandaigua Wine, Cl A*                                                             13,100           652
Earthgrains                                                                         20,000           469
Flowers Industries                                                                  44,600           992
Mail-Well*                                                                          65,000           963
Papa John's International*                                                          38,900         1,537
Rent-A-Center *                                                                     35,000           903
Smithfield Foods*                                                                   43,000         1,148
Suiza Foods*                                                                        25,000           916

Total Consumer Staples                                                                             7,580

Energy--2.3%

Eagle Geophysical *                                                                  1,280             4
National-Oilwell, Inc.*
Oceaneering International*                                                          50,000           772
Rowan Cos., Inc.*
Santa Fe Snyder Corp*                                                               80,000           680
Seacor Holdings*                                                                     3,000           149
Seitel*                                                                             40,000           632
Transocean Offshore                                                                 61,800         1,522
Veritas DGC, INC.*

Total Energy                                                                                       3,759

Financials--7.2%

Allied Capital Corp.
American Heritage                                                                   39,300           914
Amerin*                                                                             21,057           566
Amresco, Inc.*(a)
Annuity & Life Re Holdings                                                          12,000           309
Bank of Commerce/San Diego                                                          16,000           312
Corporate Executive Board*                                                          17,000           498
Cullen/Frost Bankers                                                                 9,550           537
Dime Community Bancorp                                                              35,200           779
Doral Financial                                                                     42,000           709
E.W. Blanch Holdings                                                                16,900         1,082
Enhance Financial Services Group                                                    30,000           587
Financial Security Assurance  Holdings                                               7,385           419
Finova Group, Inc.
FPIC Insurance Group, Inc.*


Fremont General                                                                     55,000         1,165
Investment Technology Group*                                                        16,881           748
NVR*                                                                                13,975           673
PFF Bancorp*                                                                        32,000           580
Pilgrim America Cap Corp*                                                           19,600           390
Protective Life                                                                     38,000         1,375
Ryland Group                                                                        16,165           450

Total Financials                                                                                  12,093

Health Care--9.0%

Alpharma, Cl A                                                                      24,000           640
Barr Laboratories*                                                                  18,475           609
Biomatrix*                                                                          28,000           857
Capital Senior Living*                                                              70,000           761
Colorado Medtech*                                                                   65,340           923
D&K Healthcare Resources*                                                           24,400           576
Dura Pharmaceuticals, Inc.*
Endosonics Corp.*
Interim Services*                                                                   35,000           763
Ivax*                                                                               40,000           537
Laser Vision Centers*                                                               15,000           855
Liposome*                                                                           78,000         1,116
Meditis Pharmaceutical Corp., Class A*
Natrol, Inc.*
Optical Coating Laboratories                                                         3,000           195
Osteotech*                                                                          23,917           849
Rehabcare Group*                                                                    33,000           710
Res-Care Inc.*
Resmed*                                                                             43,000         1,207
Roberts Pharmaceutical*                                                             63,000         1,197
Steris*                                                                             25,000           414
Trigon Healthcare*                                                                  15,000           572
Twinlab Corp.*
United Payors & United Providers, Inc.*
Varian                                                                              15,000           150

Total Health Care                                                                                 12,931

Real Estate--2.0%

Intrawest Corp.
Prison Realty Corp.

Total Real Estate

Technology--17.9%

Activision, Inc.*
ADE Corp.*
American Management Systems*                                                        25,000           794
Apex PC Solutions, Inc.*
Armor Holdings, Inc. Delaware*
Asyst Technologies, Inc.*
Business Objects ADR*                                                               30,000           862
Checkpoint Software*                                                                20,000           885
Ciber*                                                                              52,230         1,120
CMI Corp., Class A
Commscope*                                                                          50,000         1,313
Computer Network Technology*                                                        29,000           732
Cordant Technologies                                                                18,000           873
Cybex Computer Products*                                                            61,944         1,405
Datastream Systems, Inc.*
Electronic Arts*                                                                    16,000           783
Fair Isaac                                                                           5,000           164
FEI CO.*
Flextronics International*                                                           7,000           350
4front Technologies*                                                                60,000           600



Henry (Jack) & Associates                                                            7,000           247
Herley Industries *                                                                 52,000           673
Hyperion Telecommunications, Cl A*                                                  60,000         1,013
Insight Enterprises*                                                                38,557           978
Javelin Systems *                                                                   60,000           776
Kronos*                                                                             29,200         1,081
Landmark Systems*                                                                   24,000           231
Mastech*                                                                            62,900         1,207
Maxtor Corp.*
Metamor Worldwide*                                                                  27,000           739
Micros Systems*                                                                     40,000         1,250
Overland Data *                                                                     65,000           423
Pinnacle Systems*                                                                   19,000           984
Perot Systems, Cl A*                                                                14,800           401
Powerhouse Technologies*                                                            15,000           278
Power Intergrations, Inc.*
Progress Software*                                                                  66,930         1,744
Quantum*                                                                            20,000           396
Sunquest*                                                                           44,000           578
Sybase*                                                                             55,000           533
Sykes Enterprises*                                                                  10,435           325
T-HQ*                                                                               46,290         1,091
Talk.com *                                                                          25,000           259
Technomatrix Technologies*                                                          51,000           854
Timberline Software                                                                 54,000           918
USWeb*                                                                              25,000           634
Varian Semiconductor Equipment*                                                     15,000           187
Xircom*                                                                             52,000         1,313
Zebra Technologies Corp.*
Zomax*                                                                              41,000         1,081

Total Technology                                                                                  30,075

Transportation--3.9%

Aeroflex*                                                                           61,000           888
Alaska Airgroup*                                                                    10,000           415
American Freightways*                                                               82,500         1,444
Amtran Inc*                                                                         14,525           341
Atlas Air*                                                                          48,000         1,290
Eagle USA Airfreight*                                                                9,000           424
Forward Air*                                                                        10,000           274
Frontier Airlines*                                                                  62,000           961
Landstar System*                                                                    10,000           376
Skywest                                                                             38,680           899
Swift Transportation*                                                               45,000           823
USFreightways                                                                       43,300         1,706

Total Transportation                                                                               9,841

Utilities--0.8%

El Paso Electric*                                                                   80,000           685
Kinder Morgan Energy Partners                                                       18,000           671
Public Service of New Mexico                                                        20,000           415
Public Service of North Carolina                                                     5,000           145

Total Utilities                                                                                    1,916

Total Common Stocks (Cost $241,425)                                                              157,682

Floating Rate Note--1.0%

Merrill Lynch & Co., 5.40%, 2/28/2000, MTN

Total Floating Rate Note (Cost $2,500)

Repurchase Agreements--5.7%


Morgan Stanley 4.80%, dated 05/28/99, matures 06/01/99, repurchase price $4,658,357 (collateralized by various FNMA obligations: total
     market value $4,767,582)                                                        4,656         4,656
Lehman Brothers Triparty Agreement 5.25%, 4/1/1999

Total Repurchase Agreements (Cost $14,624)

CASH SWEEP ACCOUNT-1.6%

Union Bank of California

Total Cash Sweep Account(Cost $4,180)

Total Investments--106.8%  (Cost $262,729)                                                       162,338

Other Assets and Liabilities, Net---(6.8%)                                                        (3,890)

Total Net Assets--100.0%                                                                         158,448


                                                                          --------------------------------
                                                                                   ESC Strategic
                                                                                     Small Cap
-----------------------------------------------------------------------------------------------------------
                                                                           Shares / Face
Security                                                                        Amount          Value (000)
-----------------------------------------------------------------------------------------------------------
Common Stocks--98.5%

Basic Materials--8.9%

Alpha Industries*
ASTEC INDUSTRIES*                                                                  150,000          4,631
Bel Fuse, Cl A*
Boise Cascade
Centex Construction Products
Dal-Tile International, Inc.*                                                      204,800          1,856
Florida Rock Industries
Granite Construction
International Comfort Products Corp.*                                              301,100          2,371
Jacobs Engineering Group*
LTV
NCI Building Systems*
Nordson Corp.                                                                       20,000          1,115
Pameco Corp.*                                                                      113,700            654
Quanex Corp.                                                                        75,000          1,163
Solutia
Stillwater Mining*
US Liquids*
U.S. Plastic Lumber*

Total Basic Materials                                                                              11,790

Capital Goods--17.5%

AFC Cable Systems*
American Woodmark
Anaren Microwave*
Avondale Industries*
Borg-Warner Automotive
Briggs & Stratton
Compucom Systems, Inc.*                                                            311,000            914
Concord Communications*
Corsair Communications*
Crane
DM Management*


Dycom Industry*
Elcor
Elder-Beerman Stores Corp.*                                                         55,000            474
Electro Scientific Industries, Inc.*                                                64,200          2,985
Genesis Microchip*
Group Maintenance America Corp.*                                                   180,000          2,048
Intervoice*
Kellstrom Industries*
Kulicke & Soffa Industries, Inc.*                                                  100,000          2,525
Manitowoc
Miami Computer Supply*
Mobile Mini*
Motivepower Industries*
National R.V. Holdings*
Navistar International*
Newpark Resources, Inc.*                                                           146,200          1,060
PCD, Inc.*                                                                         125,300          1,136
Plexus Corp.*                                                                       36,100          1,006
Power-One, Inc.*                                                                   193,000          1,303
Regis Corp.                                                                         90,000          2,396
Safety Kleen Corp.*                                                                100,000          1,325
Simpson Manufacturing*
Sps Technologies*
Syncor International*
Transwitch*
UNIFAB International*
United Stationers*
Universal Corp.
USG
Varian Medical Associates*
Varlen
Wackenhut Corp., Class B                                                           143,600          2,441
Whole Foods Market, Inc.*(a)                                                        37,200          1,279

Total Capital Goods                                                                                20,892

Communication Services--1.9%

Broadvision*
Flashnet Communications *
Genesys Telecom Labs*
Gilat Communications Limited*
Polycom*

Total Communication Services

Consumer Cyclicals--24.1%



Aaron Rents, Inc.                                                                  111,600          1,744
American Eagle Outfitters*
Analytical Surveys*
Ann Taylor Stores*
Arvin Industries
Benchmark Electronics, Inc.*                                                        83,600          2,508
Brinker International*
Buckle*
Cash America International, Inc.                                                   100,000          1,288
CDW Computer Centers*
Centex
Chattem, Inc.*                                                                      29,600            925
Chicos*
Claire's Stores
Consolidated Graphics*
Copart, Inc.                                                                       144,400          2,166
Cost Plus *
Craftmade International
Cutter & Buck*
DR Horton
Delia's*


Dollar Tree Stores*
Empi*
First Years
Foodmaker*
Fossil*
Gentex*
Jakks Pacific *
K-Swiss, Cl A
Kroll-O'Gara CU.*                                                                   67,800          1,839
La-Z-Boy
Labor Ready*
Liberty Property Trust
Mohawk Industries*
Monaco Coach*
Movado Group
Oshkosh B'gosh, Cl A
Oshkosh Truck
Pre Paid Legal Services*
Programmer's Paradise *
Quiksilver*
Racing Champions*
Rare Hospitality International*
Rexall Sundown, Inc.*                                                              100,000          1,919
Salton/Maxim Housewares*
Sonic Automotive, Inc.*                                                             70,000          1,085
Southdown
Speedway Motorsports, Inc.*                                                         61,700          2,545
Standard Pacific
Steven Madden Ltd*
Superior Industries International
Tarrant Apparel Group*
Triumph Group*
United Natural Foods, Inc.*                                                        100,000          2,338
Urs*
Wet Seal, Cl A*
Wynn's International, Inc.                                                         132,000          2,302
Winnebago Industries
Worthington Foods, Inc.                                                            105,666          1,202
Zale*

Total Consumer Cyclicals                                                                           21,861

Consumer Staples--3.0%

Canandaigua Wine, Cl A*
Earthgrains
Flowers Industries
Mail-Well*
Papa John's International*
Rent-A-Center *
Smithfield Foods*
Suiza Foods*

Total Consumer Staples

Energy--2.3%

Eagle Geophysical *
National-Oilwell, Inc.*                                                             90,000          1,041
Oceaneering International*
Rowan Cos., Inc.*                                                                   10,000            127
Santa Fe Snyder Corp*
Seacor Holdings*
Seitel*
Transocean Offshore
Veritas DGC, Inc.*                                                                  71,500          1,014

Total Energy                                                                                        2,182


Financials--7.2%

Allied Capital Corp.                                                               139,800          2,569
American Heritage
Amerin*
Amresco, Inc.*                                                                     100,000            769
Annuity & Life Re Holdings
Bank of Commerce/San Diego
Corporate Executive Board*
Cullen/Frost Bankers
Dime Community Bancorp
Doral Financial
E.W. Blanch Holdings
Enhance Financial Services Group
Financial Security Assurance  Holdings
Finova Group, Inc.                                                                  16,340            848
FPIC Insurance Group, Inc.*                                                         50,000          2,075
Fremont General
Investment Technology Group*
NVR*
PFF Bancorp*
Pilgrim America Cap Corp*
Protective Life
Ryland Group                                                                                        6,261

Total Financials

Health Care--9.0%

Alpharma, Cl A
Barr Laboratories*
Biomatrix*
Capital Senior Living*
Colorado Medtech*
D&K Healthcare Resources*
Dura Pharmaceuticals, Inc.*                                                        140,000          1,978
Endosonics Corp.*                                                                  130,000            845
Interim Services*
Ivax*
Laser Vision Centers*
Liposome*
Meditis Pharmaceutical Corp., Class A*                                              57,300          1,719
Natrol, Inc.*                                                                      120,000            728
Optical Coating Laboratories
Osteotech*
Rehabcare Group*
Res-Care Inc.*                                                                     100,000          2,256
Resmed*
Roberts Pharmaceutical*
Steris*
Trigon Healthcare*
Twinlab Corp.*                                                                     143,800          1,348
United Payors & United Providers, Inc.*                                             50,000          1,153
Varian

Total Health Care                                                                                  10,027

Real Estate--2.0%

Intrawest Corp.                                                                    183,700          3,099
Prison Realty Corp.                                                                111,750          1,949

Total Real Estate                                                                                   5,048

Technology--17.9%

Activision, Inc.*                                                                  130,000          1,609
ADE Corp.*                                                                         150,000          1,425
American Management Systems*





Apex PC Solutions, Inc.*                                                            55,000            767
Armor Holdings, Inc. Delaware*                                                     100,000          1,369
Asyst Technologies, Inc.*                                                          108,100          1,486
Business Objects ADR*
Checkpoint Software*
Ciber*
CMI Corp., Class A                                                                 167,600          1,047
Commscope*
Computer Network Technology*
Cordant Technologies
Cybex Computer Products*
Datastream Systems, Inc.*                                                          110,000            949
Electronic Arts*
Fair Isaac
FEI Co.*                                                                           192,100          1,608
Flextronics International*
4front Technologies*
Henry (Jack) & Associates
Herley Industries *
Hyperion Telecommunications, Cl A*
Insight Enterprises*
Javelin Systems *
Kronos*
Landmark Systems*
Mastech*
Maxtor Corp.*                                                                      125,200            884
Metamor Worldwide*
Micros Systems*
Overland Data *
Pinnacle Systems*
Perot Systems, Cl A*
Powerhouse Technologies*
Power Intergrations, Inc.*                                                          78,500          2,491
Progress Software*
Quantum*
Sunquest*
Sybase*
Sykes Enterprises*
T-HQ*
Talk.com *
Technomatrix Technologies*
Timberline Software
USWeb*
Varian Semiconductor Equipment*
Xircom*
Zebra Technologies Corp.*                                                           81,600          1,937
Zomax*

Total Technology                                                                                   15,572

Transportation--3.9%

Aeroflex*
Alaska Airgroup*
American Freightways*
Amtran Inc*
Atlas Air*
Eagle USA Airfreight*
Forward Air*
Frontier Airlines*
Landstar System*
Skywest
Swift Transportation*
USFreightways

Total Transportation

Utilities--0.8%

El Paso Electric*
Kinder Morgan Energy Partners
Public Service of New Mexico
Public Service of North Carolina

Total Utilities

Total Common Stocks (Cost $241,425)

Floating Rate Note--1.0%

Merrill Lynch & Co., 5.40%, 2/28/2000, MTN                                       2,500,000          2,500

Total Floating Rate Note (Cost $2,500)

Repurchase Agreements--5.7%




Morgan Stanley 4.80%, dated 05/28/99, matures 06/01/99, repurchase price
     $4,658,357 (collateralized by various FNMA obligations: total market value  $4,767,582)
Lehman Brothers Triparty Agreement 5.25%, 4/1/1999                               9,967,809          9,968

Total Repurchase Agreements (Cost $14,624)

Cash Sweep Account-1.6%

Union Bank of California                                                         4,180,116          4,180

Total Cash Sweep Account(Cost $4,180)

Total Investments--106.8%  (Cost $262,729)

Other Assets and Liabilities, Net---(6.8%)

Total Net Assets--100.0%



                                                                          -------------------------------
                                                                                Pro Forma Combined
                                                                                   STI Small Cap
                                                                                 Growth Stock Fund
---------------------------------------------------------------------------------------------------------
                                                                           Shares / Face
Security                                                                       Amount        Value (000)
---------------------------------------------------------------------------------------------------------
Common Stocks--98.5%

Basic Materials--8.9%

Alpha Industries*                                                                   23,000           801
Astec Industries*                                                                  173,660         5,515
Bel Fuse, Cl A*                                                                     25,800           851
Boise Cascade                                                                       37,000         1,466
Centex Construction Products                                                        23,020           826
Dal-Tile International, Inc.*                                                      204,800         1,856
Florida Rock Industries                                                             10,000           399
Granite Construction                                                                24,000           673
International Comfort Products Corp.*                                              301,100         2,371
Jacobs Engineering Group*                                                           10,300           383
LTV                                                                                 45,000           276
NCI Building Systems*                                                               47,570         1,201
Nordson Corp.                                                                       20,000         1,115
Pameco Corp.*                                                                      113,700           654
Quanex Corp.                                                                        75,000         1,163
Solutia                                                                             35,000           785




Stillwater Mining*                                                                  36,500         1,166
US Liquids*                                                                         20,900           376
U.S. Plastic Lumber*                                                                90,000           816

Total Basic Materials                                                                             22,693

Capital Goods--17.5%

AFC Cable Systems*                                                                  37,085         1,275
American Woodmark                                                                   18,000           664
Anaren Microwave*                                                                   38,400           823
Avondale Industries*                                                                20,000           730
Borg-Warner Automotive                                                              13,000           721
Briggs & Stratton                                                                   11,800           737
Compucom Systems, Inc.*                                                            311,000           914
Concord Communications*                                                             21,000           934
Corsair Communications*                                                             20,000            91
Crane                                                                               15,000           451
DM Management*                                                                      25,000           403
Dycom Industry*                                                                     29,475         1,422
Elcor                                                                               19,130           772
Elder-Beerman Stores Corp.*                                                         55,000           474
Electro Scientific Industries, Inc.*                                                64,200         2,985
Genesis Microchip*                                                                  58,100         1,053
Group Maintenance America Corp.*                                                   180,000         2,048
Intervoice*                                                                         93,000         1,035
Kellstrom Industries*                                                               14,000           254
Kulicke & Soffa Industries, Inc.*                                                  100,000         2,525
Manitowoc                                                                           20,723           705
Miami Computer Supply*                                                              39,550           744
Mobile Mini*                                                                        68,000           897
Motivepower Industries*                                                             27,150           460
National R.V. Holdings*                                                             31,470           808
Navistar International*                                                             30,000         1,481
Newpark Resources, Inc.*                                                           146,200         1,060
PCD, Inc.*                                                                         125,300         1,136
Plexus Corp.*                                                                       36,100         1,006
Power-One, Inc.*                                                                   193,000         1,303
Regis Corp.                                                                         90,000         2,396
Safety Kleen Corp.*                                                                100,000         1,325
Simpson Manufacturing*                                                              19,500           865
Sps Technologies*                                                                   12,070           511
Syncor International*                                                               32,000         1,088
Transwitch*                                                                         27,500         1,272
Unifab International*                                                               49,000           505
United Stationers*                                                                  33,000           619
Universal Corp.                                                                     15,000           392
USG                                                                                  7,775           440
Varian Medical Associates*                                                          15,000           282
Varlen                                                                              39,176         1,479
Wackenhut Corp., Class B                                                           143,600         2,441
Whole Foods Market, Inc.*(a)                                                        37,200         1,279

Total Capital Goods                                                                               44,805

Communication Services--1.9%

Broadvision*                                                                        20,000         1,040
Flashnet Communications *                                                           11,000           217
Genesys Telecom Labs*                                                               52,000         1,202
Gilat Communications Limited*                                                       54,500           804
Polycom*                                                                            61,695         1,581

Total Communication Services                                                                       4,844

Consumer Cyclicals--24.1%

Aaron Rents, Inc.                                                                  111,600         1,744
American Eagle Outfitters*                                                          27,000         1,102





Analytical Surveys*                                                                 25,500           625
Ann Taylor Stores*                                                                  26,500         1,144
Arvin Industries                                                                    23,000           903
Benchmark Electronics, Inc.*                                                        83,600         2,508
Brinker International*                                                              22,985           645
Buckle*                                                                             54,865         1,519
Cash America International, Inc.                                                   100,000         1,288
CDW Computer Centers*                                                               19,000           826
Centex                                                                              18,000           667
Chattem, Inc.*                                                                      29,600           925
Chicos*                                                                             50,000         1,134
Claire's Stores                                                                     35,000         1,024
Consolidated Graphics*                                                              16,310           752
Copart, Inc.                                                                       144,400         2,166
Cost Plus *                                                                         25,000           934
Craftmade International                                                             46,640           624
Cutter & Buck*                                                                      25,760           763
DR Horton                                                                           75,800         1,289
Delia's*                                                                            19,000           252
Dollar Tree Stores*                                                                 29,000           975
Empi*                                                                               12,000           294
First Years                                                                         24,010           384
Foodmaker*                                                                          20,000           540
Fossil*                                                                             32,530         1,364
Gentex*                                                                             27,000           811
Jakks Pacific *                                                                     30,000           831
K-Swiss, Cl A                                                                       46,740         2,682
Kroll-O'Gara Co.*                                                                   67,800         1,839
La-Z-Boy                                                                            26,800           533
Labor Ready*                                                                        29,500         1,051
Liberty Property Trust                                                              25,270           610
Mohawk Industries*                                                                  36,115         1,052
Monaco Coach*                                                                       37,510         1,125
Movado Group                                                                         9,175           221
Oshkosh B'gosh, Cl A                                                                16,655           327
Oshkosh Truck                                                                        6,000           238
Pre Paid Legal Services*                                                            10,000           266
Programmer's Paradise *                                                              8,000            86
Quiksilver*                                                                         34,000           969
Racing Champions*                                                                   64,000         1,096
Rare Hospitality International*                                                     24,000           552
Rexall Sundown, Inc.*                                                              100,000         1,919
Salton/Maxim Housewares*                                                            21,500           919
Sonic Automotive, Inc.*                                                             70,000         1,085
Southdown                                                                           24,900         1,578
Speedway Motorsports, Inc.*                                                         61,700         2,545
Standard Pacific                                                                    54,145           711
Steven Madden Ltd*                                                                  81,365           870
Superior Industries International                                                   27,000           673
Tarrant Apparel Group*                                                              33,330         1,010
Triumph Group*                                                                      23,395           716
United Natural Foods, Inc.*                                                        100,000         2,338
Urs*                                                                                28,325           697
Wet Seal, Cl A*                                                                     17,000           472
Wynn's International, Inc.                                                         132,000         2,302
Winnebago Industries                                                                54,000           891
Worthington Foods, Inc.                                                            105,666         1,202
Zale*                                                                               28,000         1,080

Total Consumer Cyclicals                                                                          61,688

Consumer Staples--3.0%
Canandaigua Wine, Cl A*                                                             13,100           652
Earthgrains                                                                         20,000           469
Flowers Industries                                                                  44,600           992
Mail-Well*                                                                          65,000           963
Papa John's International*                                                          38,900         1,537
Rent-A-Center *                                                                     35,000           903



Smithfield Foods*                                                                   43,000         1,148
Suiza Foods*                                                                        25,000           916

Total Consumer Staples                                                                             7,580

Energy--2.3%

Eagle Geophysical *                                                                  1,280             4
National-Oilwell, INC.*                                                             90,000         1,041
Oceaneering International*                                                          50,000           772
Rowan Cos., Inc.*                                                                   10,000           127
Santa Fe Snyder Corp*                                                               80,000           680
Seacor Holdings*                                                                     3,000           149
Seitel*                                                                             40,000           632
Transocean Offshore                                                                 61,800         1,522
Veritas DGC, Inc.*                                                                  71,500         1,014

Total Energy                                                                                       5,941

Financials--7.2%

Allied Capital Corp.                                                               139,800         2,569
American Heritage                                                                   39,300           914
Amerin*                                                                             21,057           566
Amresco, Inc.*                                                                     100,000           769
Annuity & Life Re Holdings                                                          12,000           309
Bank of Commerce/San Diego                                                          16,000           312
Corporate Executive Board*                                                          17,000           498
Cullen/Frost Bankers                                                                 9,550           537
Dime Community Bancorp                                                              35,200           779
Doral Financial                                                                     42,000           709
E.W. Blanch Holdings                                                                16,900         1,082
Enhance Financial Services Group                                                    30,000           587
Financial Security Assurance  Holdings                                               7,385           419
Finova Group, Inc.                                                                  16,340           848
FPIC Insurance Group, Inc.*                                                         50,000         2,075
Fremont General                                                                     55,000         1,165
Investment Technology Group*                                                        16,881           748
NVR*                                                                                13,975           673
PFF Bancorp*                                                                        32,000           580
Pilgrim America Cap Corp*                                                           19,600           390
Protective Life                                                                     38,000         1,375
Ryland Group                                                                        16,165           450

Total Financials                                                                                  18,354

Health Care--9.0%

Alpharma, Cl A                                                                      24,000           640
Barr Laboratories*                                                                  18,475           609
Biomatrix*                                                                          28,000           857
Capital Senior Living*                                                              70,000           761
Colorado Medtech*                                                                   65,340           923
D&K Healthcare Resources*                                                           24,400           576
Dura Pharmaceuticals, Inc.*                                                        140,000         1,978
Endosonics Corp.*                                                                  130,000           845
Interim Services*                                                                   35,000           763
Ivax*                                                                               40,000           537
Laser Vision Centers*                                                               15,000           855
Liposome*                                                                           78,000         1,116
Meditis Pharmaceutical Corp., Class A*                                              57,300         1,719
Natrol, Inc.*                                                                      120,000           728
Optical Coating Laboratories                                                         3,000           195
Osteotech*                                                                          23,917           849
Rehabcare Group*                                                                    33,000           710
Res-Care Inc.*(a)                                                                  100,000         2,256
Resmed*                                                                             43,000         1,207
Roberts Pharmaceutical*                                                             63,000         1,197
Steris*                                                                             25,000           414



Trigon Healthcare*                                                                  15,000           572
Twinlab Corp.*                                                                     143,800         1,348
United Payors & United Providers, Inc.*                                             50,000         1,153
Varian                                                                              15,000           150

Total Health Care                                                                                 22,958

Real Estate--2.0%

Intrawest Corp.                                                                    183,700         3,099
Prison Realty Corp.                                                                111,750         1,949

Total Real Estate                                                                                  5,048


Activision, Inc.*                                                                  130,000         1,609
ADE Corp.*                                                                         150,000         1,425
American Management Systems*                                                        25,000           794
Apex PC Solutions, Inc.*                                                            55,000           767
Armor Holdings, Inc. Delaware*                                                     100,000         1,369
Asyst Technologies, Inc.*                                                          108,100         1,486
Business Objects ADR*                                                               30,000           862
Checkpoint Software*                                                                20,000           885
Ciber*                                                                              52,230         1,120
CMI Corp., Class A                                                                 167,600         1,047
Commscope*                                                                          50,000         1,313
Computer Network Technology*                                                        29,000           732
Cordant Technologies                                                                18,000           873
Cybex Computer Products*                                                            61,944         1,405
Datastream Systems, Inc.*                                                          110,000           949
Electronic Arts*                                                                    16,000           783
Fair Isaac                                                                           5,000           164
FEI Co.*                                                                           192,100         1,608
Flextronics International*                                                           7,000           350
4front Technologies*                                                                60,000           600
Henry (Jack) & Associates                                                            7,000           247
Herley Industries *                                                                 52,000           673
Hyperion Telecommunications, Cl A*                                                  60,000         1,013
Insight Enterprises*                                                                38,557           978
Javelin Systems *                                                                   60,000           776
Kronos*                                                                             29,200         1,081
Landmark Systems*                                                                   24,000           231
Mastech*                                                                            62,900         1,207
Maxtor Corp.*                                                                      125,200           884
Metamor Worldwide*                                                                  27,000           739
Micros Systems*                                                                     40,000         1,250
Overland Data *                                                                     65,000           423
Pinnacle Systems*                                                                   19,000           984
Perot Systems, Cl A*                                                                14,800           401
Powerhouse Technologies*                                                            15,000           278
Power Intergrations, Inc.*                                                          78,500         2,491
Progress Software*                                                                  66,930         1,744
Quantum*                                                                            20,000           396
Sunquest*                                                                           44,000           578
Sybase*                                                                             55,000           533
Sykes Enterprises*                                                                  10,435           325
T-HQ*                                                                               46,290         1,091
Talk.com *                                                                          25,000           259
Technomatrix Technologies*                                                          51,000           854
Timberline Software                                                                 54,000           918
USWeb*                                                                              25,000           634
Varian Semiconductor Equipment*                                                     15,000           187
Xircom*                                                                             52,000         1,313
Zebra Technologies Corp.*                                                           81,600         1,937
Zomax*                                                                              41,000         1,081

Total Technology                                                                                  45,647

Transportation--3.9%

Aeroflex*                                                                           61,000           888
Alaska Airgroup*                                                                    10,000           415
American Freightways*                                                               82,500         1,444
Amtran Inc*                                                                         14,525           341
Atlas Air*                                                                          48,000         1,290
Eagle USA Airfreight*                                                                9,000           424
Forward Air*                                                                        10,000           274
Frontier Airlines*                                                                  62,000           961
Landstar System*                                                                    10,000           376
Skywest                                                                             38,680           899
Swift Transportation*                                                               45,000           823
USFreightways                                                                       43,300         1,706

Total Transportation                                                                               9,841

Utilities--0.8%

El Paso Electric*                                                                   80,000           685
Kinder Morgan Energy Partners                                                       18,000           671
Public Service of New Mexico                                                        20,000           415
Public Service of North Carolina                                                     5,000           145

Total Utilities                                                                                    1,916

Total Common Stocks (Cost $241,425)                                                 93,633       251,315

Floating Rate Note--1.0%

Merrill Lynch & Co., 5.40%, 2/28/2000, MTN                                       2,500,000         2,500

Total Floating Rate Note (Cost $2,500)                                                             2,500

Repurchase Agreements--5.7%

Morgan Stanley 4.80%, dated 05/28/99, matures 06/01/99, repurchase price $4,658,357 (collateralized by various FNMA obligations: total
     market value $4,767,582)                                                        4,656         4,656
Lehman Brothers Triparty Agreement 5.25%, 4/1/1999                               9,967,809         9,968

Total Repurchase Agreements (Cost $14,624)                                                        14,624

Cash Sweep Account-1.6%

Union Bank of California                                                         4,180,116         4,180

Total Cash Sweep Account(Cost $4,180)                                                              4,180

Total Investments--106.8%  (Cost $262,729)                                         110,281       272,619

Other Assets and Liabilities, Net--(6.8%)                                          (13,466)      (17,356)

Total Net Assets--100.0%                                                           255,263       255,263


ADR     American Depository Receipt
Cl      Class
FNMA    Federal National Mortgage Association
*       Non-income producing security


STI CLASSIC FUNDS (SMALL CAP GROWTH)
Notes to Pro Forma Financial Statements
March 24, 2000

1.   BASIS OF COMBINATION

The unaudited Pro Forma Combining Schedule of Investments, Pro Forma Combining Statements of Assets and Liabilities and Pro Forma Combining Statements of Operations give effect to the proposed merger of the ESC Strategic Small Cap Equity Fund into the STI Small Cap Growth Stock Fund. The proposed merger will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The Merger will be accomplished by an exchange of all outstanding shares of the Class A and Class D of the ESC Strategic Small Cap Equity Fund in exchange for shares of the Investor, and Flex shares of the Small Cap Growth Equity Fund.

The pro forma combining statements should be read in conjunction with the historical financial statements of the constituent funds and the notes thereto incorporated by reference in the Statement of Additional Information.

The STI Classic Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:

a) The Pro Forma combining statements of assets and liabilities assume the issuance of additional shares of the respective STI Classic Fund as if the reorganization had taken place on May 31, 1999 and are based on the net asset value of the acquiring fund. In addition, the Small Cap Equity Growth Stock Fund is the surviving fund for accounting purposes and legal entity surviving. The performance history of the Small Cap Equity Stock Fund will be carried forward.
b) The Pro forma adjustments reflect the impact of applying the contractual fees in place for the legally surviving Small Cap Equity Growth Fund for Advisor, Administration and Distribution as well as the expected savings in other expenses due to the combination of the funds.

STI CLASSIC FUNDS (HIGH INCOME)
Notes to Pro Forma Financial Statements
March 24, 2000

1.   BASIS OF COMBINATION

The unaudited Pro Forma Combining Statements of Assets and Liabilities and Pro Forma Combining Statements of Operations give effect to the proposed merger of the ESC Strategic Income Fund into the shell of the STI High Income Fund. The proposed merger will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The Merger will be accomplished by an exchange of all outstanding shares of the Class A and Class D of the ESC Strategic Income Fund in exchange for shares of the Flex shares of the STI High Income Fund.

The pro forma combining statements should be read in conjunction with the historical financial statements of the constituent funds and the notes thereto incorporated by reference in the Statement of Additional Information.

The STI Classic Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:

a) The Pro Forma combining statements of assets and liabilities assume the issuance of additional shares of the respective STI Classic Fund as if the reorganization had taken place on March 31, 1999 and are based on the net asset value of the ESC Strategic Income Fund. In addition, the STI High Income Fund is the surviving fund for accounting purposes and legal entity surviving. The performance history of the ESC Strategic Class A Income Fund will be carried forward.
b) The Pro forma adjustments reflect the impact of applying the contractual fees in place for the legally surviving STI High Income Fund for Advisor, Administration and Distribution as well as the expected savings in other expenses due to the combination of the funds.

                            ESC STRATEGIC FUNDS, INC.

                       ESC Strategic Income Fund - Class D

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Income Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL.


            ( X Please mark your choices like this on the Proposal )
              --

         Proposal: Approve the Reorganization Agreement as it relates to the ESC
                   Income Fund and the STI High Income Fund:

                         ____For ____Against ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                                --------------------------------
                                                Signature of Shareholder


                                                --------------------------------
                                                Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE  (1-800) 690-6903,  ENTERING
  YOUR 12 DIGIT CONTROL  NUMBER  LOCATED ON THIS CARD,  AND FOLLOWING THE
  SIMPLE RECORDED INSTRUCTIONS.
o YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                       ESC Strategic Income Fund - Class A

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Income Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL.


            ( X Please mark your choices like this on the Proposal )
              --

         Proposal: Approve the Reorganization Agreement as it relates to the ESC
                   Income Fund and the STI High Income Fund:

                         ____For ____Against ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                                --------------------------------
                                                Signature of Shareholder


                                                --------------------------------
                                                Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE  (1-800) 690-6903,  ENTERING
  YOUR 12 DIGIT CONTROL  NUMBER  LOCATED ON THIS CARD,  AND FOLLOWING THE
  SIMPLE RECORDED INSTRUCTIONS.
o YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                    ESC Strategic Appreciation Fund - Class D

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Appreciation Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL.


            ( X Please mark your choices like this on the Proposal )
              --

         Proposal: Approve the Reorganization Agreement as it relates to the ESC
                   Strategic Appreciation Fund and the STI Growth and
                   Income Fund:

                         ____For ____Against ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                               --------------------------------
                                               Signature of Shareholder


                                               --------------------------------
                                               Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (1-800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
o YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                    ESC Strategic Appreciation Fund - Class A

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Appreciation Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL.


            ( X Please mark your choices like this on the Proposal
              --

Proposal:   Approve the Reorganization Agreement as it relates to the ESC
            Strategic Appreciation Fund and the STI Growth and Income Fund:

                         ____For ____Against ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                       --------------------------------
                                       Signature of Shareholder

                                       --------------------------------
                                       Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o  YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE  (1-800) 690-6903,  ENTERING
   YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
o  YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o  FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                ESC Strategic International Equity Fund - Class D

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic International Equity Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL.


            ( X Please mark your choices like this on the Proposal )
             --

         Proposal:         Approve the Reorganization  Agreement  as it  relates
                           to the ESC  International  Equity  Fund and the STI
                           International Equity Fund:

                           ____For  ____Against          ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                                --------------------------------
                                                Signature of Shareholder


                                                --------------------------------
                                                Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (1-800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
o    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                ESC Strategic International Equity Fund - Class A

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic International Equity Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL.


            ( X Please mark your choices like this on the Proposal )
                                       --

Proposal:   Approve the Reorganization Agreement as it relates to the ESC
            International Equity Fund and the STI International Equity Fund:

                         ____For ____Against ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                       --------------------------------
                                       Signature of Shareholder


                                       --------------------------------
                                       Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (1-800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
o    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                    ESC Strategic Small Cap II Fund - Class D

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Small Cap II Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL.


            ( X Please mark your choices like this on the Proposal )
              --

         Proposal:        Approve the Reorganization  Agreement as it relates to
                          the ESC Strategic Small Cap II Fund and the STI Small
                          Cap Growth Stock Fund:

                           ____For  ____Against          ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                                --------------------------------
                                                Signature of Shareholder


                                                --------------------------------
                                                Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (1-800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
o    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                    ESC Strategic Small Cap II Fund - Class A

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Small Cap II Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL.


            ( X Please mark your choices like this on the Proposal )
              --

Proposal:   Approve the Reorganization Agreement as it relates to the ESC
            Strategic Small Cap II Fund and the STI Small Cap Growth Stock Fund:

                         ____For ____Against ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                        --------------------------------
                                        Signature of Shareholder


                                        --------------------------------
                                        Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (1-800) 690-6903, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
o     YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o     FINALLY,YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                     ESC Strategic Small Cap Fund - Class D

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Small Cap Fund (the "Fund") of ESC Strategic
Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL:


            ( X Please mark your choices like this on the Proposal )
             --

Proposal:   Approve the  Reorganization  Agreement as it relates to the ESC
            Strategic Small Cap Fund and the STI Small Cap Growth Stock Fund:

                         ____For ____Against ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                        --------------------------------
                                        Signature of Shareholder


                                        --------------------------------
                                        Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o   YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE  (1-800) 690-6903,  ENTERING
    YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
o   YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o   FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                     ESC Strategic Small Cap Fund - Class A

                       Special Meeting of the Shareholders

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Small Cap Fund (the "Fund") of ESC Strategic
Funds, Inc. (the "Corporation") to be held in the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL:


            ( X Please mark your choices like this on the Proposal )
              --

         Proposal: Approve the Reorganization Agreement as it relates to the ESC
                   Strategic  Small Cap Fund and the STI Small Cap Growth Stock
                   Fund:

                         ____For ____Against ____Abstain

         This proxy will, when properly executed, be voted as directed herein by the signing Shareholder(s). If no contrary direction is given when the duly executed Proxy is returned, this Proxy will be voted FOR the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the Meeting.

         The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement/Prospectus. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the Shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      ------------------------

                                                --------------------------------
                                                Signature of Shareholder


                                                --------------------------------
                                                Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

o TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
o YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE  (1-800) 690-6903,  ENTERING
  YOUR 12 DIGIT CONTROL  NUMBER  LOCATED ON THIS CARD,  AND FOLLOWING THE
  SIMPLE RECORDED INSTRUCTIONS.
o YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
o FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

Morgan, Lewis & Bockius LLP
1800 M Street NW
Washington, DC 20036


January 28, 2000


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      STI Classic Funds (File Nos. 33-93175 and 811-0657)
         Filing Pursuant to Rule 497(c)

Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Trust"), we are filing, pursuant to Rule 497(c) under the Securities Act of 1933, the prospectus/proxy statement, Statement of Additional Information, and other materials mailed to shareholders with respect to the reorganization of each series of the ESC Strategic Funds with and into corresponding series of the Trust.

Please call me at (202) 467-7342 if you have any questions. Thank you.


Sincerely,

/s/ Holly Hunter

Holly Hunter
Investment Company Specialist